  November 18, 2016

Prospectus

CLASS A, C, R, R6, AND Y SHARES

Value	CLASS A	CLASS C	CLASS R	CLASS R6	CLASS Y
Victory RS Partners Fund	RSPFX	—	RSPKX	—	RSPYX
Victory RS Value Fund	RSVAX	RVACX	RSVKX	—	RSVYX
Victory RS Large Cap Alpha Fund	GPAFX	RCOCX	RCEKX	—	RCEYX
Victory RS Investors Fund	RSINX	RIVCX	RSIKX	—	RSIYX
Global Natural Resources
Victory Global Natural Resources Fund	RSNRX	RGNCX	RSNKX	—	RSNYX
Growth
Victory RS Small Cap Growth Fund	RSEGX	REGWX	RSEKX	—	RSYEX
Victory RS Select Growth Fund	RSDGX	RSGFX	RSDKX	RSSRX	RSSYX
Victory RS Mid Cap Growth Fund	RSMOX	RMOCX	RSMKX	RMORX	RMOYX
Victory RS Growth Fund	RSGRX	RGWCX	RSGKX	—	RGRYX
Victory RS Science and Technology Fund	RSIFX	RINCX	RIFKX	—	RIFYX
Victory RS Small Cap Equity Fund	GPSCX	RSCCX	RSCKX	—	RSCYX
International
Victory RS International Fund	GUBGX	RIGCX	RIGKX	—	RSIGX
Victory RS Global Fund	RSGGX	RGGCX	RGGKX	—	RGGYX
Victory Sophus Emerging Markets Fund (formerly Victory RS Emerging Markets Fund)	GBEMX	REMGX	REMKX	RSERX	RSENX
Victory Sophus Emerging Markets Small Cap Fund (formerly Victory RS Emerging Markets Small Cap Fund)	RSMSX	RSMGX	—	—	RSMYX
Victory Sophus China Fund (formerly Victory RS China Fund)	RSCHX	RCHCX	RCHKX	—	RCHYX
Fixed Income
Victory INCORE Investment Quality Bond Fund	GUIQX	RIQCX	RIQKX	—	RSQYX
Victory INCORE Low Duration Bond Fund	RLDAX	RLDCX	RLDKX	—	RSDYX
Victory High Yield Fund	GUHYX	RHYCX	RHYKX	—	RSYYX
Victory Tax-Exempt Fund	GUTEX	RETCX	—	—	RSTYX
Victory High Income Municipal Bond Fund	RSHMX	RSHCX	—	—	RHMYX
Victory Floating Rate Fund	RSFLX	RSFCX	RSFKX	—	RSFYX
Victory Strategic Income Fund	RSIAX	RSICX	RINKX	—	RSRYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Funds' securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

RSInvestments.com

800-539-FUND
(800-539-3863)

The Victory
Portfolios

Table of Contents

Fund Summaries
Value Fund Summaries
Victory RS Partners Fund	1
Victory RS Value Fund	8
Victory RS Large Cap Alpha Fund	15
Victory RS Investors Fund	23
Global Natural Resources Fund Summary
Victory Global Natural Resources Fund	30
Growth Fund Summaries
Victory RS Small Cap Growth Fund	38
Victory RS Select Growth Fund	45
Victory RS Mid Cap Growth Fund	52
Victory RS Growth Fund	59
Victory RS Science and Technology Fund	66
Victory RS Small Cap Equity Fund	73
International Fund Summaries
Victory RS International Fund	80
Victory RS Global Fund	87
Victory Sophus Emerging Markets Fund	94
Victory Sophus Emerging Markets Small Cap Fund	101
Victory Sophus China Fund	108
Fixed Income Fund Summaries
Victory INCORE Investment Quality Bond Fund	115
Victory INCORE Low Duration Bond Fund	123
Victory High Yield Fund	131
Victory Tax-Exempt Fund	139
Victory High Income Municipal Bond Fund	146
Victory Floating Rate Fund	154
Victory Strategic Income Fund	162
Additional Information
Additional Information About the Funds' Investment Strategies and Risks	171
Additional Information on Expenses	190
Impact on Returns	191
Management of the Funds	198
Types of Shares Available	206
How Shares Are Priced	214
How to Purchase Shares	216
How to Sell Shares	219
Exchanges	222
Cost Basis Reporting	223
Frequent Purchases and Redemptions	224
Special Purchase and Sale Plans	225
USA Patriot Act	226
Dividends and Distributions	227
Taxes	228
Disclosure of Portfolio Holdings	231
Financial Highlights	232

VICTORY RS Partners Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.50%	NONE
Other Expenses[2]	0.16%	0.35%	0.17%
Total Annual Fund Operating Expenses	1.41%	1.85%	1.17%
Fee Waiver/Expense Reimbursement[3]	0.00%	-0.04%	-0.05%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.41%	1.81%	1.12%

1Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.45%, 1.81%, and 1.12% of the Fund's Class A, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Partners Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$710	$996	$1,302	$2,169
Class R	$184	$574	$993	$2,162
Class Y	$114	$361	$634	$1,411

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

VICTORY RS Partners Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities of small-capitalization companies. The Adviser considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7.3 billion, based on the size of the largest company in the Index on March 31, 2016), whichever is greater. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Adviser currently expects that the Fund typically will hold between 40 and 65 securities positions.

In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Investment Style Risk. A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

■  Small and Mid-sized Companies Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's benchmark.

■  Limited Portfolio Risk. To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

VICTORY RS Partners Fund Summary (continued)

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Partners Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class K and Class Y shares of the RS Partners Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 23.54%

Worst Quarter Fourth Quarter 2008 -29.23%

VICTORY RS Partners Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	7/12/95
Return Before Taxes		-14.98%	5.09%	4.46%	10.53%
Return After Taxes on Distributions		-15.60%	2.60%	2.89%	9.09%
Return After Taxes on Distributions and Sale of Fund Shares		-7.96%	3.85%	3.45%	8.83%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		-7.47%	7.67%	5.58%	9.47%
CLASS R SHARES	10/13/06	-11.09%	5.69%	—	4.31%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		-7.47%	7.67%	—	4.13%
CLASS Y SHARES	5/1/07	-10.47%	6.46%	—	3.88%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		-7.47%	7.67%	—	3.56%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Joseph M. Mainelli is a Portfolio Manager of the Adviser and has been a member of the Fund's (including the predecessor fund's) investment team since 2013.

Robert J. Harris is a Portfolio Manager of the Adviser and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

Daniel Lang, M.D. is a Portfolio Manager of the Adviser and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

VICTORY RS Partners Fund Summary (continued)

Purchase and Sale of Fund Shares

The Fund is currently offered only to certain investors. See "Other Information About Purchasing Shares" on page 217 of the Fund's Prospectus.

Investment Minimums	Class A	Class R	Class Y
Minimum Initial Investment	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$500	NONE	NONE

For Class A shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Value Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.15%	0.18%	0.23%	0.25%
Total Annual Fund Operating Expenses	1.25%	2.03%	1.58%	1.10%
Fee Waiver/Expense Reimbursement[3]	0.00%	0.00%	0.00%	-0.04%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.25%	2.03%	1.58%	1.06%

1Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.30%, 2.07%, 1.69% and 1.06% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Value Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$695	$949	$1,222	$1,999
Class C	$306	$637	$1,093	$2,358
Class R	$161	$499	$860	$1,878
Class Y	$108	$342	$598	$1,332

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$206	$637	$1,093	$2,358

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

VICTORY RS Value Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities of companies with market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $34.6 billion, based on the size of the largest company in the Index on March 31, 2016) that the Adviser believes are undervalued. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Adviser currently expects that the Fund typically will hold between 40 and 60 securities positions.

In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser's efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Investment Style Risk. A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Small and Mid-sized Companies Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's benchmark.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is

VICTORY RS Value Fund Summary (continued)

large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Limited Portfolio Risk. To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Value Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Value Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Third Quarter 2009 20.05%

Worst Quarter Fourth Quarter 2008 -26.55%

VICTORY RS Value Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	6/30/93
Return Before Taxes		-10.64%	6.81%	5.41%	7.01%
Return After Taxes on Distributions		-12.56%	5.21%	4.30%	6.37%
Return After Taxes on Distributions and Sale of Fund Shares		-4.62%	5.14%	4.15%	5.84%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		-4.78%	11.25%	7.61%	10.90%
CLASS C SHARES	5/1/07	-7.76%	7.03%	—	3.11%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		-4.78%	11.25%	—	5.54%
CLASS R SHARES	12/4/06	-6.54%	7.43%	—	4.38%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		-4.78%	11.25%	—	6.24%
CLASS Y SHARES	5/1/07	-5.99%	8.11%	—	4.18%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		-4.78%	11.25%	—	5.54%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Joseph M. Mainelli is a Portfolio Manager of the Adviser and has been a member of the Fund's (and the predecessor fund's) investment team since 2013.

Robert J. Harris is a Portfolio Manager of the Adviser and has been a member of the Fund's (and the predecessor fund's) investment team since 2014.

Daniel Lang, M.D. is a Portfolio Manager of the Adviser and has been a member of the Fund's (and the predecessor fund's) investment team since 2014.

VICTORY RS Value Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $500 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Large Cap Alpha Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.13%	0.18%	0.28%	0.17%
Total Annual Fund Operating Expenses	0.88%	1.68%	1.28%	0.67%
Fee Waiver/Expense Reimbursement[3]	0.00%	0.00%	-0.02%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.88%	1.68%	1.26%	0.67%

1Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.89%, 1.69%, 1.26%, and 0.68% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Large Cap Alpha Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$660	$840	$1,035	$1,597
Class C	$271	$530	$913	$1,987
Class R	$128	$402	$698	$1,541
Class Y	$68	$214	$373	$835

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$171	$530	$913	$1,987

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

VICTORY RS Large Cap Alpha Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in companies considered by the Adviser to be (at the time of purchase) large-capitalization companies.

A company is considered to be large-capitalization if its market capitalization is at least $5 billion. The Adviser currently expects that the Fund typically will hold between 35 and 50 securities positions. In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

The Fund will typically invest principally in equity securities. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Investment Style Risk. A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its primary benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's primary benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's primary benchmark.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Limited Portfolio Risk. To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

■  Mid-sized Companies Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

VICTORY RS Large Cap Alpha Fund Summary (continued)

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Large Cap Alpha Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and an additional index. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Large Cap Alpha Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The predecessor fund's investment strategy and investment team changed on March 30, 2009. The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Third Quarter 2009 17.47%

Worst Quarter Third Quarter 2011 -20.78%

VICTORY RS Large Cap Alpha Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	6/1/72
Return Before Taxes		-6.68%	9.07%	7.87%	11.62%
Return After Taxes on Distributions		-9.74%	7.26%	6.79%	8.24%
Return After Taxes on Distributions and Sale of Fund Shares		-1.93%	6.79%	6.11%	8.03%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-3.83%	11.27%	6.16%	N/A1
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	10.22%[2]
CLASS C SHARES	8/7/00	-3.65%	9.26%	7.52%	1.41%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-3.83%	11.27%	6.16%	6.09%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	4.13%
CLASS R SHARES	5/15/01	-2.38%	9.73%	7.99%	4.68%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-3.83%	11.27%	6.16%	6.03%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	5.49%
CLASS Y SHARES	5/1/07	-1.82%	10.43%	—	7.07%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-3.83%	11.27%	6.16%	4.07%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	6.01%

1No since inception return for the Russell 1000® Value Index is shown for Class A shares because the inception date for Class A shares was prior to the inception date of the Russell 1000® Value Index.

2Since inception return for the S&P 500® Index shown in the table for Class A shares is since May 31, 1972, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

VICTORY RS Large Cap Alpha Fund Summary (continued)

Investment Team

Tyler Dann II is a Portfolio Manager of RS Investments and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

Robert J. Harris is a Portfolio Manager of the Adviser and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

Daniel Lang, M.D. is a Portfolio Manager of the Adviser and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

Joseph M. Mainelli is a Portfolio Manager of the Adviser and has been a member of the Fund's (including the predecessor fund's) investment team since 2012.

VICTORY RS Large Cap Alpha Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Investors Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.24%	0.27%	0.39%	0.19%
Total Annual Fund Operating Expenses	1.49%	2.27%	1.89%	1.19%
Fee Waiver/Expense Reimbursement[3]	-0.16%	-0.20%	0.00%	-0.14%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.33%	2.07%	1.89%	1.05%

1Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3  Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.33%, 2.07%, 1.95% and 1.05% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Investors Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$703	$989	$1,312	$2,226
Class C	$310	$670	$1,178	$2,573
Class R	$192	$594	$1,021	$2,212
Class Y	$107	$349	$627	$1,418

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$210	$670	$1,178	$2,573

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

VICTORY RS Investors Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests in equity securities that the Fund's investment team believes are undervalued. The Fund will typically invest most of its assets in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund is non-diversified and expects to hold a larger portion of its assets in smaller number of issuers. The Adviser currently expects that the Fund typically will hold between 15 and 30 securities positions.

In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Investment Style Risk. A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Small and Mid-sized Companies Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's benchmark.

■  Non-Diversified Risk. A non-diversified Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

VICTORY RS Investors Fund Summary (continued)

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Investors Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Investors Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 26.20%

Worst Quarter Fourth Quarter 2008 -35.17%

VICTORY RS Investors Fund Summary (continued)

Annual Return for (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	11/15/05
Return Before Taxes		-8.68%	9.94%	5.98%	6.36%
Return After Taxes on Distributions		-8.68%	9.39%	4.85%	5.23%
Return After Taxes on Distributions and Sale of Fund Shares		-4.91%	7.66%	4.36%	4.67%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		-4.13%	10.98%	6.11%	6.28%
CLASS C SHARES	7/24/07	-5.76%	10.19%	—	3.95%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		-4.13%	10.98%	—	4.15%
CLASS R SHARES	1/3/07	-4.63%	10.53%	—	4.72%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		-4.13%	10.98%	—	4.47%
CLASS Y SHARES	5/1/07	-3.83%	11.28%	—	4.93%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		-4.13%	10.98%	—	4.03%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Joseph M. Mainelli is a Portfolio Manager of the Adviser and has been a member of the Fund's (including the predecessor fund's) investment team since 2013.

Robert J. Harris is a Portfolio Manager of the Adviser and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

Daniel Lang, M.D. is a Portfolio Manager of the Adviser and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

VICTORY RS Investors Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY Global Natural Resources Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.19%	0.25%	0.23%	0.14%
Total Annual Fund Operating Expenses[3]	1.44%	2.25%	1.73%	1.14%

1Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.48%, 2.28%, 1.86% and 1.15% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY Global Natural Resources Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$713	$1,004	$1,317	$2,200
Class C	$328	$703	$1,205	$2,585
Class R	$176	$545	$939	$2,041
Class Y	$116	$362	$628	$1,386

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$228	$703	$1,205	$2,585

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

VICTORY Global Natural Resources Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies that SailingStone Capital Partners LLC, the Fund's sub-adviser, ("SailingStone") considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States.

The Fund is non-diversified and expects to hold a larger portion of its assets in a smaller number of issuers. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund's investment team currently expects that the Fund typically will hold between 15 and 30 securities positions.

In evaluating investments for the Fund, SailingStone conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify "advantaged assets," inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. "Advantaged assets" are the low cost producers of a given commodity that SailingStone believes offer a competitive advantage in the form of achieving higher returns on capital relative to their cost of capital and the returns of other producers.

SailingStone believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. SailingStone seeks to purchase interests in companies with these characteristics when it believes the stock price reflects a limited possibility of permanent capital impairment.

SailingStone seeks to identify companies that have the potential to provide favorable long-term investment performance in any of the natural resources industries over a commodity price cycle. The Fund may invest in companies of any size, although it is likely that many of the companies offering the most attractive long-term returns will be smaller and medium-sized companies. SailingStone does not attempt to replicate within the Fund's portfolio the commodity exposures of broad natural resources equity indices or to replicate or approximate any index return. As a result, the representations of the various natural resources equity industries in the Fund's portfolio will likely differ significantly from the representations of those same industries in any one or more natural resources equity indices, and the Fund's investment performance will likely differ, at times substantially, from that of such indices.

Companies in natural resources industries include companies that SailingStone considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow, or net profits is, in SailingStone's judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if SailingStone believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

VICTORY Global Natural Resources Fund Summary (continued)

■  Investment Style Risk. A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Natural Resources Investment Risk. Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships ("MLPs"), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

■  Small and Mid-sized Companies Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Concentration Risk. Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Non-Diversified Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY Global Natural Resources Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and additional measures of performance that are specific to the Fund's investment strategy. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Global Natural Resources Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by SailingStone Capital Partners LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 21.50%

Worst Quarter Third Quarter 2008 -34.23%

VICTORY Global Natural Resources Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	11/15/95
Return Before Taxes		-41.11%	-14.98%	-4.47%	4.49%
Return After Taxes on Distributions		-41.11%	-15.55%	-5.17%	3.88%
Return After Taxes on Distributions and Sale of Fund Shares		-23.27%	-10.23%	-2.79%	3.97%
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)		-25.10%	-7.76%	0.43%	N/A1
S&P North American Natural Resources Sector IndexTM (reflects no deduction for fees, expenses or taxes)		-24.28%	-5.50%	1.49%	N/A1
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	8.34%
CLASS C SHARES	5/1/07	-39.28%	-14.79%	—	-7.63%
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)		-25.10%	-7.76%	—	-2.95%
S&P North American Natural Resources Sector IndexTM (reflects no deduction for fees, expenses or taxes)		-24.28%	-5.50%	—	-1.15%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	—	6.00%
CLASS R SHARES	12/4/06	-38.37%	-14.46%	—	-6.13%
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)		-25.10%	-7.76%	—	-2.03%
S&P North American Natural Resources Sector IndexTM (reflects no deduction for fees, expenses or taxes)		-24.28%	-5.50%	—	-0.42%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	—	-6.44%
CLASS Y SHARES	5/1/07	-37.99%	-13.86%	—	-6.60%
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)		-25.10%	-7.76%	—	-2.95%
S&P North American Natural Resources Sector IndexTM (reflects no deduction for fees, expenses or taxes)		-24.28%	-5.50%	—	-1.15%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	-12.57%	—	6.00%

1No since inception performance returns are shown for Class A shares because the inception date of the Class A shares was prior to the inception date of the MSCI World Commodity Producers Index (Gross) and the S&P North American Natural Resources Sector IndexTM.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

VICTORY Global Natural Resources Fund Summary (continued)

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

SailingStone Capital Partners LLC ("SailingStone")

Investment Team

MacKenzie B. Davis, CFA, is a Managing Partner of SailingStone and has been a member of the Fund's (including the predecessor fund's) investment team since 2005.

Kenneth L. Settles Jr., CFA, is a Managing Partner of SailingStone and has been a member of the Fund's (including the predecessor fund's) investment team since 2007.

VICTORY Global Natural Resources Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	100

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Small Cap Growth Fund Summary

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.19%	0.21%	0.29%	0.21%
Total Annual Fund Operating Expenses	1.39%	2.16%	1.74%	1.16%
Fee Waiver/Expense Reimbursement[3]	0.00%	0.00%	0.00%	-0.03%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.39%	2.16%	1.74%	1.13%

1Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.40%, 2.16%, 1.86% and 1.13% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Small Cap Growth Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$708	$990	$1,292	$2,148
Class C	$319	$676	$1,159	$2,493
Class R	$177	$548	$944	$2,052
Class Y	$115	$362	$632	$1,403

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$219	$676	$1,159	$2,493

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

VICTORY RS Small Cap Growth Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in small-capitalization companies. The Adviser currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7.3 billion, based on the size of the largest company in the Index on March 31, 2016), whichever is greater. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The Adviser seeks to categorize each potential investment based on its view of a company's stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based in part on the investment team's proprietary earnings calculations. There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Investment Style Risk. A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Small Companies Risk. Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's benchmark.

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

VICTORY RS Small Cap Growth Fund Summary (continued)

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Small Cap Growth Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Small Cap Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 18.99%

Worst Quarter Fourth Quarter 2008 -25.39%

VICTORY RS Small Cap Growth Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	11/30/87
Return Before Taxes		-4.68%	11.76%	8.35%	13.08%
Return After Taxes on Distributions		-4.98%	10.81%	7.89%	11.61%
Return After Taxes on Distributions and Sale of Fund Shares		-2.40%	9.23%	6.76%	10.89%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	7.95%	8.76%
CLASS C SHARES	9/6/07	-1.65%	11.79%	—	6.75%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	—	7.16%
CLASS R SHARES	1/22/07	-0.26%	12.30%	—	8.27%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	—	7.54%
CLASS Y SHARES	5/1/07	0.36%	13.19%	—	8.85%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	—	7.03%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

Melissa Chadwick-Dunn is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

D. Scott Tracy, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

Christopher W. Clark, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund (including the predecessor fund) since 2014 and an analyst of the Fund since 2007.

VICTORY RS Small Cap Growth Fund Summary (continued)

Purchase and Sale of Fund Shares

The Fund is currently offered only to certain investors. See "Other Information About Purchasing Shares" on page 217 of the Fund's Prospectus.

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Select Growth Fund Summary

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE	NONE
Other Expenses[2]	0.18%	0.19%	0.39%	0.08%	0.17%
Total Annual Fund Operating Expenses	1.43%	2.19%	1.89%	1.08%	1.17%
Fee Waiver/Expense Reimbursement[3]	-0.03%	-0.01%	0.00%	-0.02%	-0.03%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.40%	2.18%	1.89%	1.06%	1.14%

1  Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year. Other Expenses for Class R6 shares are estimated for the current fiscal year.

3  Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.40%, 2.18%, 1.91%, 1.06% and 1.14% of the Fund's Class A, Class C, Class R, Class R6 and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Select Growth Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$709	$996	$1,306	$2,184
Class C	$321	$683	$1,173	$2,522
Class R	$192	$594	$1,021	$2,212
Class R6	$108	$339	$592	$1,313
Class Y	$116	$365	$638	$1,415

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$221	$683	$1,173	$2,522

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.

VICTORY RS Select Growth Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) less than $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $17.9 billion, based on the size of the largest company in the Index on March 31, 2016), whichever is greater. The Fund may hold investments in companies whose market capitalizations fall outside these parameters due to changes in market values of those companies after the Fund's investment in those companies.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser's expectation of the potential reward relative to risk of each security based in part on the investment team's proprietary earnings calculations.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Investment Style Risk. A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Small and Mid-sized Companies Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Limited Portfolio Risk. To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its primary benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's primary benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's primary benchmark.

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

VICTORY RS Select Growth Fund Summary (continued)

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Select Growth Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and an additional index. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Select Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). Prior to May 1, 2007, the Fund was known as "RS Diversified Growth Fund". Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Third Quarter 2009 18.08%

Worst Quarter Fourth Quarter 2008 -25.49%

VICTORY RS Select Growth Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	8/1/96
Return Before Taxes		-5.10%	10.56%	8.02%	10.73%
Return After Taxes on Distributions		-7.04%	9.73%	7.62%	9.67%
Return After Taxes on Distributions and Sale of Fund Shares		-1.28%	8.34%	6.52%	8.76%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)		-0.19%	11.43%	8.49%	8.02%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	7.95%	6.52%
CLASS C SHARES	11/15/07	-2.07%	10.71%	—	6.72%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)		-0.19%	11.43%	—	7.87%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	—	7.39%
CLASS R SHARES	2/12/07	-0.88%	10.94%	—	7.50%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)		-0.19%	11.43%	—	7.74%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	—	7.16%
CLASS Y SHARES	5/1/09	-0.12%	11.95%	—	17.98%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)		-0.19%	11.43%	—	17.26%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	—	16.51%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund since 2007.

Melissa Chadwick-Dunn is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

D. Scott Tracy, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

Christopher W. Clark, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund since 2014 and an analyst of the Fund (including the predecessor fund) since 2007.

VICTORY RS Select Growth Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Mid Cap Growth Fund Summary

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE	NONE
Other Expenses[2]	0.19%	0.24%	0.38%	0.11%	0.20%
Total Annual Fund Operating Expenses	1.29%	2.09%	1.73%	0.96%	1.05%
Fee Waiver/Expense Reimbursement[3]	-0.09%	0.00%	0.00%	-0.02%	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.20%	2.09%	1.73%	0.94%	0.95%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year. Other Expenses for Class R6 shares are estimated for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.20%, 2.11%, 1.80%, 0.94% and 0.95% of the Fund's Class A, Class C, Class R, Class R6 and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Mid Cap Growth Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$690	$943	$1,225	$2,026
Class C	$312	$655	$1,124	$2,421
Class R	$176	$545	$939	$2,041
Class R6	$96	$302	$527	$1,174
Class Y	$97	$314	$559	$1,263

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$212	$655	$1,124	$2,421

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio.

VICTORY RS Mid Cap Growth Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities. The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies considered by the Adviser to be (at the time of purchase) mid-capitalization companies. The Fund invests principally in equity securities. A company is considered to be a mid-capitalization company if it has a market capitalization of between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $34.6 billion, based on the size of the largest company in the Index on March 31, 2016). The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser's expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Investment Style Risk. A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Mid-sized Companies Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's benchmark.

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

VICTORY RS Mid Cap Growth Fund Summary (continued)

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Mid Cap Growth Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Mid Cap Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter First Quarter 2012 18.54%

Worst Quarter Fourth Quarter 2008 -28.85%

VICTORY RS Mid Cap Growth Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	7/12/95
Return Before Taxes		-4.02%	11.41%	6.21%	9.05%
Return After Taxes on Distributions		-4.02%	11.41%	5.67%	7.28%
Return After Taxes on Distributions and Sale of Fund Shares		-2.28%	9.10%	4.83%	6.72%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		-0.20%	11.54%	8.16%	8.87%
CLASS C SHARES	5/21/07	-1.16%	11.52%	—	4.11%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		-0.20%	11.54%	—	6.89%
CLASS R SHARES	12/4/06	0.21%	11.93%	—	5.38%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		-0.20%	11.54%	—	7.60%
CLASS Y SHARES	5/1/07	1.02%	12.79%	—	5.93%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		-0.20%	11.54%	—	7.15%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2008.

Melissa Chadwick-Dunn is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2008.

D. Scott Tracy, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2008.

Christopher W. Clark, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund since 2014 and an analyst of the Fund (including the predecessor fund) since 2007.

VICTORY RS Mid Cap Growth Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

A $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Growth Fund Summary

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.18%	0.25%	0.54%	0.19%
Total Annual Fund Operating Expenses	1.18%	2.00%	1.79%	0.94%
Fee Waiver/Expense Reimbursement[3]	-0.08%	-0.07%	-0.08%	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.10%	1.93%	1.71%	0.83%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.93%, 1.71% and 0.83% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Growth Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$681	$913	$1,172	$1,911
Class C	$296	$614	$1,065	$2,316
Class R	$174	$547	$954	$2,092
Class Y	$85	$277	$498	$1,134

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$196	$614	$1,065	$2,316

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

VICTORY RS Growth Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities of companies considered by the Fund's investment team (at the time of purchase) to be large-cap companies. The Fund's investment team currently considers a company to be large-cap if its market capitalization is at least $5 billion. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser's expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Investment Style Risk. A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's benchmark.

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

VICTORY RS Growth Fund Summary (continued)

■  Mid-sized Companies Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Growth Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter First Quarter 2012 15.38%

Worst Quarter Fourth Quarter 2008 -23.61%

VICTORY RS Growth Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	5/12/92
Return Before Taxes		-1.01%	12.18%	6.43%	9.52%
Return After Taxes on Distributions		-2.56%	10.92%	5.13%	7.78%
Return After Taxes on Distributions and Sale of Fund Shares		0.70%	9.63%	4.97%	7.67%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		5.67%	13.53%	8.53%	8.49%
CLASS C SHARES	6/30/07	2.13%	12.16%	—	4.77%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		5.67%	13.53%	—	7.99%
CLASS R SHARES	11/27/06	3.28%	12.60%	—	5.97%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		5.67%	13.53%	—	8.56%
CLASS Y SHARES	5/1/07	4.20%	13.55%	—	6.60%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		5.67%	13.53%	—	8.04%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund since 2009.

Melissa Chadwick-Dunn is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2009.

D. Scott Tracy, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2009.

Christopher W. Clark, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund(including the predecessor fund) since 2014 and an analyst of the Fund since 2007.

VICTORY RS Growth Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

A $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Science and Technology Fund Summary

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.22%	0.26%	0.47%	0.23%
Total Annual Fund Operating Expenses	1.47%	2.26%	1.97%	1.23%
Fee Waiver/Expense Reimbursement[3]	0.00%	0.00%	-0.04%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.47%	2.26%	1.93%	1.23%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.49%, 2.28%, 1.93% and 1.24% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Science and Technology Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$716	$1,013	$1,332	$2,231
Class C	$329	$706	$1,210	$2,595
Class R	$196	$610	$1,055	$2,288
Class Y	$125	$390	$676	$1,489

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$229	$706	$1,210	$2,595

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 119% of the average value of its portfolio.

VICTORY RS Science and Technology Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in science and/or technology companies. The Fund invests principally in equity securities and may invest in companies of any size. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Adviser performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Adviser employs both fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based in part on the Adviser's proprietary earnings calculations.

A particular company will be considered to be a science or technology company if the Adviser determines that it applies scientific or technological developments or discoveries to grow its business or increase its competitive advantage. Science and technology companies may also include companies whose products, processes or services, in the opinion of the Adviser, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Acquiring Fund also may invest in companies that utilize science and/or technology as an agent of change to significantly enhance their business opportunities.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Investment Style Risk. A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Science and Technology Concentration Risk. Concentrating investments in the science and technology related sectors increases the risk of loss because the stocks of many or all of the companies in the sectors may decline in value due to developments adversely affecting the sectors. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the sectors, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its primary benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's primary benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's primary benchmark.

■  Science and Technology Investment Risk. Investments in science and technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many science and technology companies are small or mid-sized companies and may be newly organized.

VICTORY RS Science and Technology Fund Summary (continued)

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Small and Mid-sized Companies Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Science and Technology Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and an additional index that is specific to the Fund's investment strategy. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Technology Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 29.79%

Worst Quarter Fourth Quarter 2008 -27.06%

VICTORY RS Science and Technology Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	11/15/95
Return Before Taxes		0.88%	8.07%	8.61%	8.93%
Return After Taxes on Distributions		-1.73%	5.07%	6.59%	7.37%
Return After Taxes on Distributions and Sale of Fund Shares		2.10%	5.74%	6.60%	7.22%
S&P North American Technology Sector IndexTM (reflects no deduction for fees, expenses or taxes)		9.91%	14.26%	9.97%	9.01%[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	8.34%
CLASS C SHARES	5/2/07	4.14%	8.27%	—	7.85%
S&P North American Technology Sector IndexTM (reflects no deduction for fees, expenses or taxes)		9.91%	14.26%	—	9.71%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	—	5.93%
CLASS R SHARES	1/19/07	5.38%	8.57%	—	8.88%
S&P North American Technology Sector IndexTM (reflects no deduction for fees, expenses or taxes)		9.91%	14.26%	—	10.06%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	—	6.33%
CLASS Y SHARES	5/1/07	6.11%	9.46%	—	9.25%
S&P North American Technology Sector IndexTM (reflects no deduction for fees, expenses or taxes)		9.91%	14.26%	—	9.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	—	6.00%

1Since inception return for the S&P North American Technology Sector IndexTM reflects, for periods after August 29, 1996, the reinvestment of dividends paid on the securities constituting the index; for periods through August 29, 1996, index return does not reflect the reinvestment of dividends.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2001.

Christopher W. Clark, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund since 2016.

Paul Leung, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund since 2016.

VICTORY RS Science and Technology Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Small Cap Equity Fund Summary

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.27%	0.61%	0.49%	0.30%
Total Annual Fund Operating Expenses	1.27%	2.36%	1.74%	1.05%
Fee Waiver/Expense Reimbursement[3]	0.00%	-0.26%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.27%	2.10%	1.74%	1.05%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.35%, 2.10%, 1.75% and 1.10% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Small Cap Equity Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$697	$955	$1,232	$2,021
Class C	$313	$685	$1,212	$2,655
Class R	$177	$548	$944	$2,052
Class Y	$107	$334	$579	$1,283

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$213	$685	$1,212	$2,655

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

VICTORY RS Small Cap Equity Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Adviser considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $ billion, based on the size of the largest company in the Index on March 31, 2016), whichever is greater. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The Adviser seeks to categorize each potential investment based on its view of a company's stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the Adviser's expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Investment Style Risk. A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Small Companies Risk. Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's benchmark.

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

VICTORY RS Small Cap Equity Fund Summary (continued)

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Small Cap Equity Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's investment strategy and investment team changed on April 16, 2009. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Small Cap Equity Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 18.93%

Worst Quarter Third Quarter 2011 -23.30%

VICTORY RS Small Cap Equity Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	5/1/97
Return Before Taxes		-4.18%	12.04%	9.30%	9.36%
Return After Taxes on Distributions		-10.77%	8.42%	6.78%	7.68%
Return After Taxes on Distributions and Sale of Fund Shares		3.02%	9.33%	7.23%	7.72%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	7.95%	6.80%
CLASS C SHARES	8/7/00	-0.74%	12.17%	8.88%	5.97%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	7.95%	4.53%
CLASS R SHARES	5/15/01	0.16%	12.73%	9.47%	8.54%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	7.95%	6.54%
CLASS Y SHARES	5/1/07	0.18%	13.29%	—	8.53%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	—	7.03%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2009.

Melissa Chadwick-Dunn is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2009.

D. Scott Tracy, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2009.

Christopher W. Clark, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund (including the predecessor fund) since 2014 and an analyst of the Fund since 2007.

VICTORY RS Small Cap Equity Fund Summary (continued)

Purchase and Sale of Fund Shares

The Fund is currently offered only to certain investors. See "Other Information About Purchasing Shares" on page 217 of the Fund's Prospectus.

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS International Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.77%	0.95%	0.96%	0.89%
Total Annual Fund Operating Expenses	1.82%	2.75%	2.26%	1.69%
Fee Waiver/Expense Reimbursement[3]	-0.42%	-0.60%	-0.46%	-0.54%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.40%	2.15%	1.80%	1.15%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.40%, 2.15%, 1.80% and 1.15% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS International Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$710	$1,037	$1,430	$2,527
Class C	$319	$738	$1,347	$2,994
Class R	$183	$617	$1,126	$2,526
Class Y	$118	$426	$816	$1,910

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$219	$738	$1,347	$2,994

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

VICTORY RS International Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which Adviser considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States.

The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund's assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia/Pacific region (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Adviser believes it would be appropriate to do so.

The Adviser employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The Adviser seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, and attractive valuations, and that enjoy favorable market sentiment. The Adviser monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Foreign Securities Risk. Foreign securities (including ADRs and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Small Companies Risk. Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Emerging Market Risk. Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

VICTORY RS International Fund Summary (continued)

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's benchmark.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS International Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS International Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The predecessor fund's investment strategy and investment team changed on July 1, 2013. The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 25.30%

Worst Quarter Fourth Quarter 2008 -23.14%

VICTORY RS International Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	2/16/93
Return Before Taxes		-4.12%	1.28%	2.86%	5.28%
Return After Taxes on Distributions		-4.76%	-3.83%	0.01%	3.47%
Return After Taxes on Distributions and Sale of Fund Shares		-2.34%	-0.99%	1.11%	3.74%
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)		-0.39%	4.07%	3.50%	6.37%[1]
CLASS C SHARES	8/7/00	-1.26%	1.31%	2.47%	0.91%
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)		-0.39%	4.07%	3.50%	3.42%
CLASS R SHARES	5/15/01	0.22%	1.78%	2.94%	3.07%
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)		-0.39%	4.07%	3.50%	4.73%
CLASS Y SHARES	3/10/09	0.92%	2.63%	—	12.66%
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)		-0.39%	4.07%	—	12.79%

1Since inception return for MSCI EAFE Index (Gross) shown in the table for Class A shares is since January 31, 1993, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

U-Wen Kok is a Portfolio Manager of the Adviser and has been the portfolio manager of the Fund (including the predecessor fund) since 2013.

VICTORY RS International Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Global Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the section on page 199 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.49%	0.54%	0.51%	0.52%
Total Annual Fund Operating Expenses	1.54%	2.34%	1.81%	1.32%
Fee Waiver/Expense Reimbursement[3]	-0.13%	-0.16%	0.00%	-0.22%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.41%	2.18%	1.81%	1.10%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year, and include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles of 0.01% or less of the Fund's average daily net assets for the fiscal year ended December 31, 2015.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.40%, 2.17%,1.81 and 1.09% of the Fund's Class A, Class C and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Global Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$710	$1,009	$1,342	$2,282
Class C	$321	$699	$1,220	$2,650
Class R	$184	$569	$980	$2,126
Class Y	$112	$374	$680	$1,550

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$221	$699	$1,220	$2,650

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

VICTORY RS Global Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of publicly traded companies wherever they may be in the world. The Fund may invest in companies of any size. The Fund expects that substantially all of the securities held by the Fund will be listed on at least one securities exchange.

Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund will normally invest 40% or more of its total assets in securities of non-U.S. companies. The Fund may invest any portion of its assets in companies located in emerging markets.

The Adviser employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The Adviser seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, attractive valuations, and that enjoy favorable market sentiment. The Adviser monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund's investment team.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Foreign Securities Risk. Foreign securities (including ADRs and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Emerging Market Risk. Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

VICTORY RS Global Fund Summary (continued)

■  Small Companies Risk. Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's benchmark.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Global Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Global Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The predecessor fund's investment strategy and investment team changed on July 1, 2013. The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Class R performance information that is published in other materials, including the Fund's website, and includes performance for periods after August 15, 2016 reflects capital contributions by the Adviser in the form of expense reimbursements that were made at a time when the total assets of Class R shares were small due to a large shareholder redemption. Without taking into consideration the effect of these expense reimbursements, the performance of the Class R shares for the same periods would have been lower. Performance would be similar, exclusive of any class-specific differences in fees and expenses, to the performance of the Fund's other share classes, which more accurately reflect the Fund's performance during such periods. The impact of the expense reimbursements on performance in future periods will vary due to fluctuations in Class R total assets and the amount of any reimbursements.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter First Quarter 2012 13.08%

Worst Quarter Second Quarter 2012 -6.84%

VICTORY RS Global Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	1 Year	Inception Since (5/16/11)
CLASS A SHARES
Return Before Taxes	-1.28%	7.22%
Return After Taxes on Distributions	-2.29%	5.60%
Return After Taxes on Distributions and Sale of Fund Shares	-0.21%	5.16%
CLASS C SHARES	1.85%	7.55%
CLASS R SHARES	3.23%	7.96%
CLASS Y SHARES	3.96%	8.74%
MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes)	-1.84%	6.12%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

U-Wen Kok is a Portfolio Manager of the Adviser and has been the portfolio manager of the Fund (including the predecessor fund) since 2013.

VICTORY RS Global Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

VICTORY SOPHUS Emerging Markets Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE	NONE
Other Expenses[2]	0.31%	0.36%	0.36%	0.18%	0.28%
Total Annual Fund Operating Expenses	1.56%	2.36%	1.86%	1.18%	1.28%
Fee Waiver/Expense Reimbursement[3]	0.00%	0.00%	0.00%	-0.02%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.56%	2.36%	1.86%	1.16%	1.28%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year. Other Expenses for Class R6 shares are estimated for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.65%, 2.45%, 1.96%, 1.16% and 1.32% of the Fund's Class A, Class C, Class R, Class R6 and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY SOPHUS Emerging Markets Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$725	$1,039	$1,376	$2,325
Class C	$339	$736	$1,260	$2,696
Class R	$189	$585	$1,006	$2,180
Class R6	$118	$371	$645	$1,428
Class Y	$130	$406	$702	$1,545

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$239	$736	$1,260	$2,696

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

VICTORY SOPHUS Emerging Markets Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock.

The Fund generally defines an emerging market country as one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. The Fund defines an emerging market company as a company (1) that is organized under the laws of, or has its principal office in, an emerging market country; (2) that derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or (3) for which the principal securities market is located in an emerging market country.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the it believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the quantitative screen, with particular emphasis placed on a company's earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The Adviser monitors market and sovereign risk as part of the overall investment process.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Foreign Securities Risk. Foreign securities (including ADRs and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Emerging Market Risk. Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.

VICTORY SOPHUS Emerging Markets Fund Summary (continued)

■  Small Companies Risk. Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's benchmark.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY SOPHUS Emerging Markets Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Emerging Markets Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The predecessor fund's investment strategy and investment team changed on March 1, 2013. The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 44.06%

Worst Quarter Fourth Quarter 2008 -29.41%

VICTORY SOPHUS Emerging Markets Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	5/1/97
Return Before Taxes		-17.08%	-7.37%	3.00%	5.92%
Return After Taxes on Distributions		-17.59%	-8.62%	1.64%	4.99%
Return After Taxes on Distributions and Sale of Fund Shares		-9.24%	-5.38%	2.57%	5.02%
MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)		-14.60%	-4.47%	3.95%	5.05%[1]
CLASS C SHARES	8/7/00	-14.52%	-7.20%	2.71%	6.30%
MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)		-14.60%	-4.47%	3.95%	7.02%
CLASS R SHARES	5/15/01	-13.23%	-6.76%	3.15%	8.72%
MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)		-14.60%	-4.47%	3.95%	9.28%
CLASS Y SHARES	3/10/09	-12.73%	-6.19%	—	9.53%
MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes)		-14.60%	-4.47%	—	9.94%

  1  Since inception return for MSCI Emerging Markets Index (Gross) shown in the table for Class A shares is since April 30, 1997, the month end prior to the inception of Class A shares.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's Sophus Capital ("Sophus") investment team (referred to as an investment franchise).

Investment Team

Michael Reynal is a Portfolio Manager of Sophus and has been a portfolio manager of the Fund (including the predecessor fund) since 2013.

Michael Ade, CFA, is a Portfolio Manager of Sophus and has been a portfolio manager of the Fund (including the predecessor fund) since January 2015.

VICTORY SOPHUS Emerging Markets Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY Sophus Emerging Markets Small Cap Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	1.00%	NONE
Other Expenses[2]	0.86%	0.72%	0.68%
Total Annual Fund Operating Expenses	2.36%	2.97%	1.93%
Fee Waiver/Expense Reimbursement[3]	-0.61%	-0.47%	-0.43%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.75%	2.50%	1.50%

1Deferred sales load applies for shares sold within one year of purchase.

2  "Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3  Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.75%, 2.50%, and 1.50% of the Fund's Class A, Class C, and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY Sophus Emerging Markets Small Cap Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$743	$1,156	$1,656	$3,025
Class C	$353	$828	$1,478	$3,221
Class Y	$153	$521	$960	$2,182

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$253	$828	$1,478	$3,221

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.

VICTORY Sophus Emerging Markets Small Cap Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of small-capitalization emerging market companies. The Fund's investment team currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $5 billion or less or 120% or less of the market capitalization of the largest company included in the MSCI Emerging Markets Small Cap Index on the last day of the most recent quarter (currently, approximately $4.7 billion, based on the size of the largest company in the Index on March 31, 2016), whichever is greater.

The Fund generally defines an emerging market country as one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. The Fund defines an emerging market company as a company (1) that is organized under the laws of, or has its principal office in, an emerging market country; (2) that derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or (3) for which the principal securities market is located in an emerging market country.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team's quantitative screen, with particular emphasis placed on a company's earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The Adviser monitors market and sovereign risk as part of the overall investment process.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Adviser.

The Adviser may from time to time generate portfolio turnover in excess of 100%.

The Fund's investments may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Foreign Securities Risk. Foreign securities (including ADRs and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Emerging Market Risk. Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.

VICTORY Sophus Emerging Markets Small Cap Fund Summary (continued)

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Small Companies Risk. Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's benchmark.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY Sophus Emerging Markets Small Cap Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class K and Class Y shares of the RS Emerging Markets Small Cap Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2015 4.56%

Worst Quarter Third Quarter 2015 -13.99%

VICTORY Sophus Emerging Markets Small Cap Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	1 Year	Since Inception (1/31/2014)
CLASS A SHARES
Return Before Taxes	-10.44%	-4.10%
Return After Taxes on Distributions	-10.44%	-4.10%
Return After Taxes on Distributions and Sale of Fund Shares	-5.91%	-3.11%
CLASS C SHARES	-7.48%	-2.32%
CLASS Y SHARES	-5.62%	-1.24%
MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes)	6.57%	-1.42%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's Sophus Capital ("Sophus") investment team (referred to as an investment franchise).

Investment Team

Michael Reynal is a Portfolio Manager of Sophus and has been a portfolio manager of the Fund (including the predecessor fund) since its inception.

Michael Ade, CFA, is a Portfolio Manager of Sophus and has been a portfolio manager of the Fund (including the predecessor fund) since January 2015.

Maria Freund, CFA, is a Portfolio Manager of Sophus and has been a portfolio manager of the Fund since July 2015 and an analyst of the Fund since its inception.

VICTORY Sophus Emerging Markets Small Cap Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY SOPHUS China Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.10%	1.10%	1.10%	1.10%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.61%	0.59%	0.57%	0.57%
Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	2.03%	2.76%	2.24%	1.74%
Fee Waiver/Expense Reimbursement[3]	-0.21%	-0.19%	-0.03%	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.82%	2.57%	2.21%	1.49%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.75%, 2.50%, 2.14% and 1.42% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY SOPHUS China Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$749	$1,134	$1,565	$2,759
Class C	$360	$818	$1,422	$3,053
Class R	$224	$693	$1,193	$2,566
Class Y	$151	$496	$893	$2,002

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$260	$818	$1,422	$3,053

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.

VICTORY SOPHUS China Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of the Fund's net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of Chinese companies. Because the Fund focuses its investments in Chinese companies, the values of its shares will be more greatly affected by economic, financial, political, and other factors affecting China or Hong Kong than mutual funds that invest more broadly. The Fund may invest in companies of any size.

The Fund currently defines a "Chinese company" as a company that (1) has securities that are traded primarily on any stock exchange in China or Hong Kong; (2) the Fund's investment team considers to derive 50% or more of its revenues or profits from goods produced, services performed, or sales made in China or Hong Kong; (3) is organized under the laws of, or has its principal office in, China or Hong Kong; or (4) the Fund's investment team determines has a majority of its physical assets located in China or Hong Kong.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team's quantitative screen, with particular emphasis placed on a company's earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The Adviser monitors market and sovereign risk as part of the overall investment process.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Adviser.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Foreign Securities Risk. Foreign securities (including ADRs and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  China Risk. Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, nationalization of assets, limits on repatriation, and the effects of governmental control of markets. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Investments in securities of Chinese companies are subject to China's heavy dependence on exports. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not

VICTORY SOPHUS China Fund Summary (continued)

necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Emerging Market Risk. Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Small Companies Risk. Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by RS Investments may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's benchmark.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY SOPHUS China Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the Sophus China Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The predecessor fund's investment strategy and investment team changed on March 1, 2013. The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter First Quarter 2012 16.51%

Worst Quarter Third Quarter 2015 -20.38%

VICTORY SOPHUS China Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	1 Year	Since Inception (5/16/2011)
CLASS A SHARES
Return Before Taxes	-8.77%	0.74%
Return After Taxes on Distributions	-9.33%	0.26%
Return After Taxes on Distributions and Sale of Fund Shares	-4.97%	0.35%
CLASS C SHARES	-5.91%	1.01%
CLASS R SHARES	-4.64%	1.39%
CLASS Y SHARES	-3.96%	2.15%
MSCI China Index (Gross) (reflects no deduction for fees, expenses or taxes)	-7.62%	0.69%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's Sophus Capital ("Sophus") investment team (referred to as an investment franchise).

Investment Team

Michael Reynal is a Portfolio Manager of Sophus and has been a portfolio manager of the Fund (including the predecessor fund) since 2013.

Tony Chu, CFA, is a Portfolio Manager of Sophus and has been a portfolio manager of the Fund (including the predecessor fund) since 2014.

Michael Ade, CFA, is a Portfolio Manager of Sophus and has been a portfolio manager of the Fund (including the predecessor fund) since January 2015.

VICTORY SOPHUS China Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

VICTORY INCORE Investment Quality Bond Fund Summary

Investment Objective

The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.29%	0.33%	0.47%	0.33%
Total Annual Fund Operating Expenses	1.04%	1.83%	1.47%	0.83%
Fee Waiver/Expense Reimbursement[3]	-0.14%	-0.06%	-0.17%	-0.17%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.90%	1.77%	1.30%	0.66%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3  Victory Capital Management Inc., the Fund's investment adviser (the "Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.90%, 1.77%, 1.30% and 0.66% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY INCORE Investment Quality Bond Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$290	$496	$735	$1,420
Class C	$280	$564	$979	$2,138
Class R	$132	$431	$770	$1,727
Class Y	$67	$230	$426	$993

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$180	$564	$979	$2,138

Portfolio Turnover:

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

VICTORY INCORE Investment Quality Bond Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in investment-grade debt securities. The Fund's fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).

The Adviser uses bond market sector allocation, comprehensive credit analysis and yield curve positioning to select securities for the Fund. Under normal market conditions, the average duration of the Fund's portfolio is expected to be between 3 and 10 years but it may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price's sensitivity to changes in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in below investment grade debt securities, commonly known as "high-yield" securities or "junk bonds."

Although the Fund will primarily be invested in domestic securities, up to 20% of the Fund's assets may be invested in foreign securities, which may be denominated in foreign currencies.

The Fund may purchase or sell securities on a when-issued, to-be-announced (TBA), delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund may also utilize dollar roll transactions to obtain market exposure to certain types of securities, particularly mortgage-backed securities. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts (both long and short positions), options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

The Adviser may invest in investment companies, including exchange-traded funds (ETFs), for cash management purposes or to seek exposure to a particular asset class.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

VICTORY INCORE Investment Quality Bond Fund Summary (continued)

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Mortgage- and Asset-backed Securities Risk. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

■  When-Issued, TBA and Delayed Delivery. The market value of the security issued on a when-issued, to-be-announced or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund's NAV. There is also the risk that a party fails to deliver the security on time or at all.

■  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

■  Derivatives Risk. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. In addition, the Securities and Exchange Commission has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Fund. If the proposed rule takes effect, it could limit the ability of the Fund to invest in derivatives.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

VICTORY INCORE Investment Quality Bond Fund Summary (continued)

■  Loan Risk. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. In certain circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

■  Credit Derivatives Risk. The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

■  Underlying Investment Vehicle Risk. An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

VICTORY INCORE Investment Quality Bond Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Effective July 29, 2016, the Fund's investment team changed. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Investment Quality Bond Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Third Quarter 2009 5.27%

Worst Quarter Second Quarter 2015 -2.92%

VICTORY INCORE Investment Quality Bond Fund Summary (continued)

RS INCORE Investment Quality Bond Fund

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	2/16/93
Return Before Taxes		-4.50%	2.36%	3.89%	4.85%
Return After Taxes on Distributions		-6.41%	0.80%	2.30%	2.91%
Return After Taxes on Distributions and Sale of Fund Shares		-2.30%	1.25%	2.43%	2.98%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.55%	3.25%	4.52%	5.61%
CLASS C SHARES	8/7/00	-2.65%	2.33%	3.47%	4.13%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.55%	3.25%	4.52%	5.21%
CLASS K SHARES	5/15/01	-1.24%	2.73%	3.87%	4.24%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.55%	3.25%	4.52%	4.91%
CLASS Y SHARES	5/12/09	-0.73%	3.33%	—	4.76%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.55%	3.25%	—	4.13%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's INCORE Capital Management investment team (referred to as an investment franchise).

Investment Team

Edward D. Goard is a Managing Director and a Chief Investment Officer of the Adviser and has been a Portfolio Manager of the Fund since July 29, 2016.

Richard A. Consul is a Senior Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund July 29, 2016.

S. Brad Fush is a Director — Fixed Income Credit Research of the Adviser and has been a Portfolio Manager of the Fund since July 29, 2016.

James R. Kelts is a Senior Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since July 29, 2016.

Gregory D. Oviatt is a Senior Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since July 29, 2016.

VICTORY INCORE Investment Quality Bond Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY INCORE Low Duration Bond Fund Summary

Investment Objective

The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.13%	0.15%	0.24%	0.15%
Total Annual Fund Operating Expenses	0.83%	1.60%	1.19%	0.60%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3  Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.85%, 1.62%, 1.27% and 0.62% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY INCORE Low Duration Bond Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$283	$460	$651	$1,205
Class C	$263	$505	$871	$1,900
Class R	$121	$378	$654	$1,443
Class Y	$61	$192	$335	$750

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$163	$505	$871	$1,900

Portfolio Turnover:

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

VICTORY INCORE Low Duration Bond Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in debt securities. The Fund's fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).

The Adviser uses bond market sector allocation, comprehensive credit analysis, and yield curve positioning to select securities for the Fund. Under normal market conditions, the average duration of the Fund's portfolio is expected to be between 1 to 3 years and an average maturity between 1 to 3 years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund's investment team to be of comparable quality. The Fund may invest up to 20% of its total assets in below investment grade debt securities, commonly known as "high-yield" securities or "junk bonds."

Although the Fund will primarily be invested in domestic securities, up to 20% of the Fund's assets may be invested in foreign securities, which may be denominated in foreign currencies.

The Fund may purchase or sell securities on a when-issued, to-be-announced (TBA), delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund may also utilize dollar roll transactions to obtain market exposure to certain types of securities, particularly mortgage-backed securities. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts (both long and short positions), options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund's investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

The Adviser will invest in investment companies, including exchange-traded funds (ETFs), for cash management purposes or to seek exposure to a particular asset class.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

VICTORY INCORE Low Duration Bond Fund Summary (continued)

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Mortgage- and Asset-backed Securities Risk. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

■  When-Issued, TBA and Delayed Delivery Risk. The market value of the security issued on a when-issued, to-be-announced or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund's NAV. There is also the risk that a party fails to deliver the security on time or at all.

■  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

■  Derivatives Risk. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. In addition, the Securities and Exchange Commission has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Fund. If the proposed rule takes effect, it could limit the ability of the Fund to invest in derivatives.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

VICTORY INCORE Low Duration Bond Fund Summary (continued)

■  Loan Risk. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. In certain circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

■  Credit Derivatives Risk. The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

■  Underlying Investment Vehicle Risk. An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY INCORE Low Duration Bond Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Effective July 1 2016, the Fund's investment team changed. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Low Duration Bond Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Third Quarter 2009 2.20%

Worst Quarter Second Quarter 2013 -0.92%

VICTORY INCORE Low Duration Bond Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2014)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	7/30/03
Return Before Taxes		-1.73%	0.72%	2.63%	2.41%
Return After Taxes on Distributions		-2.29%	-0.01%	1.65%	1.45%
Return After Taxes on Distributions and Sale of Fund Shares		-0.98%	0.26%	1.66%	1.50%
Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)		0.57%	0.73%	2.51%	2.32%
CLASS C SHARES	7/30/03	-1.19%	0.43%	2.09%	1.83%
Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)		0.57%	0.73%	2.51%	2.32%
CLASS R SHARES	7/30/03	0.12%	0.77%	2.09%	2.18%
Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)		0.57%	0.73%	2.51%	2.32%
CLASS Y SHARES	5/12/09	0.74%	1.41%	—	2.30%
Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)		0.57%	0.73%	—	1.05%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's INCORE Capital Management investment team (referred to as an investment franchise).

Investment Team

Edward D. Goard is a Managing Director and a Chief Investment Officer of the Adviser and has been a Portfolio Manager of the Fund since July 2016.

Richard A. Consul is a Senior Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund July 2016.

S. Brad Fush is a Director — Fixed Income Credit Research of the Adviser and has been a Portfolio Manager of the Fund since July 2016.

James R. Kelts is a Senior Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since July 2016.

Gregory D. Oviatt is a Senior Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since July 2016.

VICTORY INCORE Low Duration Bond Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY High Yield Fund Summary

Investment Objectives

The Fund seeks to provide current income. Capital appreciation is a secondary objective.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.28%	0.27%	0.28%	0.32%
Total Annual Fund Operating Expenses	1.13%	1.87%	1.38%	0.92%
Fee Waiver/Expense Reimbursement[3]	-0.13%	-0.17%	-0.03%	-0.16%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.00%	1.70%	1.35%	0.76%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3  Victory Capital Management Inc., the Fund's investment adviser (the "Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.00%, 1.70%, 1.35%, and 0.76% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY High Yield Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$300	$526	$785	$1,524
Class C	$273	$554	$979	$2,162
Class R	$137	$431	$749	$1,652
Class Y	$78	$261	$477	$1,101

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$173	$554	$979	$2,162

Portfolio Turnover:

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 151% of the average value of its portfolio.

VICTORY High Yield Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as "high-yield" securities or "junk bonds") at the time of purchase or, if unrated, have been determined by Park Avenue Institutional Advisers LLC, the Fund's sub-adviser, ("Park Avenue") to be of comparable quality.

Park Avenue considers several factors in purchasing and selling securities, such as the price of the security and the earnings patterns, the financial history, the management structure, and the general prospects of the issuer. Park Avenue considers the duration and the maturity of the Fund's portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

The Fund invests, under normal circumstances, at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. An investment will be considered to be rated below investment grade if it is rated by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by Park Avenue to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, "payment-in-kind" securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

The Fund may invest in common and preferred stocks, warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund's assets will be invested in these types of securities.

The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, Park Avenue may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value of a particular asset and may not produce the desired results.

VICTORY High Yield Fund Summary (continued)

■  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue Institutional Advisers LLC may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Mortgage- and Asset-backed Securities Risk. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

■  Derivatives Risk. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. In addition, the Securities and Exchange Commission has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Fund. If the proposed rule takes effect, it could limit the ability of the Fund to invest in derivatives.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Loan Risk. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds

VICTORY High Yield Fund Summary (continued)

from the sale of a loan for a substantial period of time after the sale. In certain circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

■  Credit Derivatives Risk. The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY High Yield Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS High Yield Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and subadvised by Park Avenue Institutional Advisers LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 13.55%

Worst Quarter Fourth Quarter 2008 -12.45%

VICTORY High Yield Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	9/1/98
Return Before Taxes		-8.04%	3.11%	4.93%	4.99%
Return After Taxes on Distributions		-10.49%	0.35%	2.13%	2.06%
Return After Taxes on Distributions and Sale of Fund Shares		-4.47%	1.39%	2.73%	2.59%
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)		-4.47%	5.04%	6.96%	6.48%
CLASS C SHARES	8/7/00	-6.06%	3.12%	4.56%	4.54%
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)		-4.47%	5.04%	6.96%	6.97%
CLASS R SHARES	5/15/01	-4.82%	3.51%	4.94%	5.42%
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)		-4.47%	5.04%	6.96%	7.35%
CLASS Y SHARES	5/12/09	-4.34%	4.11%	—	8.13%
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)		-4.47%	5.04%	—	9.99%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

Park Avenue Institutional Advisers LLC

Investment Team

Kevin Booth, CFA, co-portfolio manager, has managed the Fund (including the predecessor fund) since 2009.

Paul Gillin, CFA, co-portfolio manager, has managed the Fund (including the predecessor fund) since 2014.

John Blaney, CFA, co-portfolio manager, has managed the Fund (including the predecessor fund's) since May 2015.

VICTORY High Yield Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY Tax-Exempt Fund Summary

Investment Objective

The Fund seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	1.00%	NONE
Other Expenses[2]	0.16%	0.18%	0.19%
Total Annual Fund Operating Expenses	0.91%	1.68%	0.69%
Fee Waiver/Expense Reimbursement[3]	-0.11%	-0.08%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.80%	1.60%	0.69%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3  The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.80%, 1.60%, and 0.69% of the Fund's Class A, Class C and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY Tax-Exempt Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$280	$462	$672	$1,276
Class C	$263	$513	$897	$1,972
Class Y	$70	$221	$384	$859

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$163	$513	$897	$1,972

Portfolio Turnover:

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

VICTORY Tax-Exempt Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in investment-grade municipal obligations, the interest on which is, in the opinion of the issuer's bond counsel, exempt from federal income tax including the federal alternative minimum tax ("AMT"). Under normal circumstances at least 80% of the value of the Fund's net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval.

Park Avenue Institutional Advisers LLC, the Fund's sub-adviser, ("Park Avenue") allocates the Fund's investments among a diversified portfolio of investment-grade municipal obligations and will invest primarily in municipal securities with remaining maturities of between seven and 25 years. The Fund may, however, invest in municipal obligations with remaining maturities outside of that range based on its analysis of the market and the economy. As of March 31, 2016, the Fund's dollar weighted average maturity was 16.4 years; the Fund's dollar weighted average maturity may be substantially longer or shorter any time in the future.

Under normal circumstances at least 80% of the value of the Fund's net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Up to 20% of the value of the Fund's net assets may be invested in bonds that pay interest subject to federal income tax, including bonds that pay interest subject to the AMT. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■  general obligation bonds, guaranteed by the issuer's full faith, credit, and taxing power;

■  specific obligation bonds, payable by a special tax or revenue source;

■  revenue bonds, supported by a revenue source related to the project being financed;

■  notes or short-term obligations issued in anticipation of a bond sale, guaranteed by the collection of taxes or receipt of revenues; and

■  private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund will normally invest in municipal securities that, at the time of purchase, are of investment grade. An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher, or, if unrated, has been determined by Park Avenue to be of comparable quality. The Fund may invest up to 10% of its assets in below investment grade or unrated municipal obligations that Park Avenue determines to be of comparable quality. The Fund is not required to sell a bond that has been downgraded to below investment grade after the Fund acquires it, but the Fund's overall holdings in below investment grade bonds, including those that have been downgraded since the time of investment, generally will not exceed 20% of the Fund's assets.

The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund's investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund's investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund's net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if Park Avenue determines that the potential return from such investment justifies the additional risk.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net

VICTORY Tax-Exempt Fund Summary (continued)

long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

■  Municipal Obligations Risk. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

■  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue Institutional Advisers LLC may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

■  Derivatives Risk. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. In addition, the Securities and Exchange Commission has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Fund. If the proposed rule takes effect, it could limit the ability of the Fund to invest in derivatives.

■  Credit Derivatives Risk. The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY Tax-Exempt Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, and Class Y shares of the RS Tax-Exempt Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by Park Avenue Institutional Advisers LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Third Quarter 2009 7.63%

Worst Quarter Fourth Quarter 2010 -5.36%

VICTORY Tax-Exempt Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	2/16/93
Return Before Taxes		-1.08%	4.00%	3.86%	4.62%
Return After Taxes on Distributions		1.62%	3.89%	3.79%	4.44%
Return After Taxes on Distributions and Sale of Fund Shares		1.19%	3.82%	3.75%	4.41%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.30%	5.35%	4.72%	5.46%
CLASS C SHARES	8/7/00	1.06%	3.97%	3.45%	4.16%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.30%	5.35%	4.72%	5.20%
CLASS Y SHARES	5/12/09	2.87%	4.91%	—	4.66%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.30%	5.35%	—	5.17%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

Park Avenue Institutional Advisers LLC

Investment Team

Douglas J. Gaylor, portfolio manager, has managed the Fund (including the predecessor fund) since 2014.

VICTORY Tax-Exempt Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

Tax Information

Fund distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income or alternative minimum tax purposes. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY High Income Municipal Bond Fund Summary

Investment Objectives

The Fund seeks to provide a high current income exempt from federal income taxes with a secondary objective of capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	1.00%	NONE
Other Expenses[2]	0.18%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.93%	1.71%	0.71%
Fee Waiver/Expense Reimbursement[3]	-0.13%	-0.14%	-0.14%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.80%	1.57%	0.57%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3  The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.80%, 1.57%, and 0.57% of the Fund's Class A, Class C and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY High Income Municipal Bond Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$280	$464	$679	$1,296
Class C	$260	$511	$901	$1,995
Class Y	$58	$198	$367	$855

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$160	$511	$901	$1,995

Portfolio Turnover:

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

VICTORY High Income Municipal Bond Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer's bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the "AMT")). Under normal circumstances at least 80% of the value of the Fund's net assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval.

Park Avenue Institutional Advisers LLC, the Fund's sub-adviser, ("Park Avenue") allocates the Fund's investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by Park Avenue to be of comparable quality), commonly known as "high yield" or "junk" bonds.

In selecting securities for the Fund, Park Avenue performs in-depth credit analysis of the issuer's creditworthiness and of the securities. Park Avenue attempts to identify securities paying attractive current income, and securities that it believes are undervalued.

Park Avenue considers the duration and the maturity of the Fund's portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■  general obligation bonds, of state and local governments secured by the issuer's unlimited or limited taxing power;

■  specific obligation bonds, payable by a special tax or revenue source;

■  revenue bonds, supported by a revenue source related to the project being financed;

■  notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and

■  private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade, commonly known as "high yield" or "junk" bonds. A security will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by Park Avenue to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall.

The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund's investments may include any type of debt instrument, including, for example, zero-coupon securities, floating and variable-rate demand notes and bonds, and residual interest bonds, which are an inverse floating rate security ("inverse floaters"). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund's investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund's net asset value. The Fund may invest more than 25% of its total

VICTORY High Income Municipal Bond Fund Summary (continued)

assets in a segment of the municipal securities market with similar characteristics if the Fund's investment team determines that the potential return from such investment justifies the additional risk.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

■  Municipal Obligations Risk. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations. Investments in inverse floaters typically involve greater risk than investments in municipal obligations of comparable maturity and credit quality, and the values of inverse floaters are more volatile than those of municipal obligations due to the leverage they entail.

■  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

■  Derivatives Risk. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. In addition, the Securities and Exchange Commission has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Fund. If the proposed rule takes effect, it could limit the ability of the Fund to invest in derivatives.

VICTORY High Income Municipal Bond Fund Summary (continued)

■  Credit Derivatives Risk. The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY High Income Municipal Bond Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance and an additional index. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, and Class Y shares of the RS High Income Municipal Bond Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by Park Avenue Institutional Advisers LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2011 5.30%

Worst Quarter Fourth Quarter 2010 -5.72%

VICTORY High Income Municipal Bond Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	1 Year	5 Years	Since Inception (12/31/2009)
CLASS A SHARES
Return Before Taxes	0.61%	5.50%	5.38%
Return After Taxes on Distributions	0.61%	5.50%	5.37%
Return After Taxes on Distributions and Sale of Fund Shares	2.03%	5.27%	5.21%
CLASS C SHARES	2.71%	5.51%	5.35%
CLASS Y SHARES	4.75%	6.55%	6.25%
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.30%	5.35%	4.85%
Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.81%	7.17%	7.27%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

Park Avenue Institutional Advisers LLC

Investment Team

Douglas J. Gaylor, portfolio manager, has managed the Fund (including the predecessor fund) since 2014.

VICTORY High Income Municipal Bond Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE

For Class A and C Shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

Tax Information

Fund distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY Floating Rate Fund Summary

Investment Objective

The Fund seeks to provide a high level of current income.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.15%	0.19%	0.26%	0.18%
Total Annual Fund Operating Expenses	1.05%	1.84%	1.41%	0.83%
Fee Waiver/Expense Reimbursement[3]	-0.05%	-0.04%	0.00%	-0.05%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.00%	1.80%	1.41%	0.78%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.00%, 1.80%, 1.56% and 0.78% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY Floating Rate Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period

	1 Year	3 Years	5 Years	10 Years
Class A	$300	$517	$758	$1,447
Class C	$283	$571	$988	$2,151
Class R	$144	$446	$771	$1,691
Class Y	$80	$255	$450	$1,015

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$183	$571	$988	$2,151

Portfolio Turnover:

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

VICTORY Floating Rate Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in floating rate loans and other floating rate investments. Park Avenue Institutional Advisers LLC, the Fund's sub-adviser, ("Park Avenue") expects that most or all of the investments held by the Fund will typically be below investment grade.

Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or "float" periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.

Park Avenue considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer's management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.

Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, Fund considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.

Floating rate loans in which the Fund invests are expected to be "senior" loans, although the Fund may invest in other types of loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. For example, the Fund may be delayed or prevented from realizing on its collateral. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Other debt obligations in which the Fund may invest include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

An investment will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by Park Avenue to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. Senior loans typically are of below investment grade quality and (if rated) have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as "junk").

Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although Park Avenue considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on Park Avenue's ability to buy lower-rated debt than it does on its ability to

VICTORY Floating Rate Fund Summary (continued)

buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer's obligations. This could increase the Fund's operating expenses and decrease its net asset value.

Park Avenue may seek to avoid the receipt of material non-public information about the issuers of floating rate loans being considered for purchase by the Fund, which may affect its ability to assess the floating rate loans as compared to investors that do receive such information.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

■  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue Institutional Advisers LLC may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

■  Loan Risk. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. In certain circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the

VICTORY Floating Rate Fund Summary (continued)

contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Derivatives Risk. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. In addition, the Securities and Exchange Commission has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Fund. If the proposed rule takes effect, it could limit the ability of the Fund to invest in derivatives.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Credit Derivatives Risk. The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY Floating Rate Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Floating Rate Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and subadvised by Park Avenue Institutional Advisers LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter First Quarter 2012 4.22%

Worst Quarter Third Quarter 2012 -4.49%

VICTORY Floating Rate Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	1 Year	5 Years	Since Inception (12/31/2009)
CLASS A SHARES
Return Before Taxes	-5.25%	1.82%	2.89%
Return After Taxes on Distributions	-7.18%	-0.09%	0.96%
Return After Taxes on Distributions and Sale of Fund Shares	-2.93%	0.64%	1.47%
CLASS C SHARES	-4.83%	1.49%	2.59%
CLASS R SHARES	-3.62%	1.78%	2.84%
CLASS Y SHARES	-2.91%	2.51%	3.45%
S&P/LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	-0.69%	3.41%	4.50%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

Park Avenue Institutional Advisers LLC

Investment Team

Kevin Booth, CFA, has been a co-portfolio manager of the Fund (including the predecessor fund) since its inception.

John Blaney, CFA, has been a co-portfolio manager of the Fund (including the predecessor fund) since 2013.

Paul Gillin, CFA, co-portfolio manager, has managed the Fund (including the predecessor fund) since 2014.

VICTORY Floating Rate Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY Strategic Income Fund Summary

Investment Objectives

The Fund seeks to provide a high current income with a secondary objective of capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE	1.00%[1]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.28%	0.34%	0.32%	0.35%
Total Annual Fund Operating Expenses	1.13%	1.94%	1.42%	0.95%
Fee Waiver/Expense Reimbursement[3]	-0.18%	-0.20%	-0.08%	-0.21%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.95%	1.74%	1.34%	0.74%

1Deferred sales load applies for shares sold within one year of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.95%, 1.74%, 1.34%, and 0.74% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY Strategic Income Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$295	$516	$775	$1,515
Class C	$277	$569	$1,009	$2,231
Class R	$136	$433	$761	$1,688
Class Y	$76	$260	$483	$1,127

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$177	$569	$1,009	$2,231

Portfolio Turnover:

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

VICTORY Strategic Income Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests in fixed-income obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment grade bonds; and cash instruments. Park Avenue Institutional Advisers LLC, the Fund's sub-adviser, ("Park Avenue") allocates the Fund's investments among these (and other) types of obligations based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation.

Park Avenue selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity, and the degree of risk associated with a specific investment relative to the potential for favorable investment returns and to other investments.

Park Avenue may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by Park Avenue to be of comparable quality, sometimes referred to as "high yield" or "junk" bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by Park Avenue to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall.

The Fund may invest in emerging markets debt. There is no limit on the amount of the Fund's assets that may be invested in obligations of issuers in any country or group of countries.

The Fund may invest in any type of debt instrument, including, for example, domestic or foreign corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities, and mortgage-backed securities. The Fund may invest in "tax credit bonds" (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, Park Avenue may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation. In addition, as a substitute for investments directly in debt securities, the Fund may seek exposure to such debt securities through investments in exchange-traded funds.

There is no guarantee that the fund will achieve its objective.

VICTORY Strategic Income Fund Summary (continued)

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

■  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue Institutional Advisers LLC may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

■  Derivatives Risk. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. In addition, the Securities and Exchange Commission has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Fund. If the proposed rule takes effect, it could limit the ability of the Fund to invest in derivatives.

■  Mortgage- and Asset-backed Securities Risk. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Emerging Market Risk. Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

■  Municipal Obligations Risk. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue

VICTORY Strategic Income Fund Summary (continued)

source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Loan Risk. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. In certain circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and may experience high portfolio turnover rates in the future.

■  Credit Derivatives Risk. The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY Strategic Income Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Strategic Income Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and subadvised by Park Avenue Institutional Advisers LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Third Quarter 2010 4.12%

Worst Quarter Second Quarter 2013 -2.71%

VICTORY Strategic Income Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	1 Year	5 Years	Since Inception (12/31/2009)
CLASS A SHARES
Return Before Taxes	-4.61%	2.39%	3.44%
Return After Taxes on Distributions	-5.97%	0.71%	1.72%
Return After Taxes on Distributions and Sale of Fund Shares	-2.60%	1.19%	2.00%
CLASS C SHARES	-2.75%	2.37%	3.43%
CLASS R SHARES	-1.39%	2.76%	3.76%
CLASS Y SHARES	-0.74%	3.39%	4.29%
BARCLAYS U.S. AGGREGATE BOND INDEX (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	3.79%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

Park Avenue Institutional Advisers LLC

Investment Team

Kevin Booth, CFA, has been a co-portfolio manager of the Fund (including the predecessor fund) since its inception.

Robert J. Crimmins Jr. has been a co-portfolio manager of the Fund (including the predecessor fund) since its inception.

David J. Marmon has been a co-portfolio manager of the Fund (including the predecessor fund) since 2012.

Demetrios Tsaparas, CFA, has been a co-portfolio manager of the Fund (including the predecessor fund) since 2013.

Paul Jablansky has been a co-portfolio manager of the Fund (including the predecessor fund) since 2014.

VICTORY Strategic Income Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may 'pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Your Investment

Additional Information About the Funds — Principal Investment Strategies and Risks

Each of Funds is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the Victory Funds or, more simply, the "Funds.

The following section describes additional information about the principal investment strategies and principal risks that could adversely affect the value of a Fund's shares or its total return associated with the principal investment strategies the Fund will use under normal market conditions to pursue its investment objectives. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that a Fund's investment adviser (references to "adviser" are deemed to refer to a Fund's adviser and sub-adviser, as applicable) may use in managing the Funds. Each Fund may be subject to additional risks other than those described below and in the following pages because the types of investments made by each Fund can change over time. The "Investments and Risks" section in the Statement of Additional Information includes more information about the Funds, their investments, and the related risks.

The analysis of an investment by a Fund's adviser can be incorrect and the adviser's selection of investments can lead to a Fund's underperforming other funds with similar investment strategies. The adviser may not properly ascertain the appropriate mix of investments for any particular economic cycle.

Many of the Funds' investment strategies and portfolio investments differ from those of most other equity mutual funds. A Fund's adviser may aggressively seek to identify favorable securities, economic and market sectors, and investment opportunities that other investors and investment advisers may not have identified. The adviser may devote more of a Fund's assets to pursuing an investment opportunity than many other mutual funds might; the Fund may buy or sell an investment at times different from when most other mutual funds might do so; and the adviser may select investments for the Fund that would be inappropriate for other mutual funds. This approach to investing may make a Fund a more volatile investment than other mutual funds and cause the Fund to perform less favorably than other mutual funds under similar market or economic conditions.

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

Unless otherwise stated in a Fund's Principal Investment Strategies or in the SAI, each Fund's investment objective and 80% investment policy (if applicable) are each a non-fundamental policy and may be changed by the Board of Trustees upon 60 days' written notice to shareholders. For purposes of a Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

	Partners	Value	Large Cap Alpha	Investors	Global Natural Resources	Small Cap Growth	Select Growth	Mid Cap Growth	Growth	Science and Technology	Small Cap Equity	International
Cash Position Risk	X	X	X	X	X	X	X	X	X	X	X	X
China Risk
Concentration Risk					X					X
Credit Derivatives Risk
Currency Risk					X							X
Debt Securities Risk
Derivatives Risk
Emerging Market Risk												X
Equity Securities Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X		X	X	X	X		X
Foreign Securities Risk	X	X	X	X	X	X	X	X	X	X	X	X
High-Yield/Junk Bond Risk
Investment Style Risk	X	X	X	X	X	X	X	X	X	X	X
Leverage Risk
Limited Portfolio Risk	X	X	X	X	X		X
Liquidity Risk	X	X		X	X	X	X			X	X	X
Loan Risk
Mortgage- and Asset-backed Securities Risk
Management Risk	X	X	X	X	X	X	X	X	X	X	X	X
Municipal Obligations Risk
Natural Resources Investment Risk					X
Non-Diversified Risk				X	X
Overweighting Risk	X	X	X	X		X	X	X	X	X	X	X
Portfolio Turnover Risk				X		X	X	X	X	X	X	X
Science and Technology Investment Risk										X
Small and/or Mid-sized Companies Risk	X	X	X	X	X	X	X	X	X	X	X	X
Underweighting Risk	X	X	X	X		X	X	X	X	X	X	X
Underlying Investment Vehicle Risk

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

	Global	Emerging Markets	Emerging Markets Small Cap	China	Investment Quality Bond	Low Duration Bond	High Yield	Tax- Exempt	High Income Municipal Bond	Floating Rate	Strategic Income
Cash Position Risk	X	X	X	X
China Risk				X
Concentration Risk
Credit Derivatives Risk					X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X			X	X
Debt Securities Risk					X	X	X	X	X	X	X
Derivatives Risk					X	X	X	X	X	X	X
Emerging Market Risk	X	X	X	X
Equity Securities Risk	X	X	X	X							X
Focused Investment Risk				X
Foreign Securities Risk	X	X	X	X	X	X	X			X	X
High-Yield/Junk Bond Risk					X	X	X	X	X	X	X
Investment Style Risk
Leverage Risk
Limited Portfolio Risk
Liquidity Risk	X	X	X	X	X	X	X	X	X	X	X
Loan Risk					X	X	X			X	X
Mortgage- and Asset-backed Securities Risk					X	X	X				X
Management Risk	X	X	X	X	X	X	X	X	X	X	X
Municipal Obligations Risk								X	X		X
Natural Resources Investment Risk
Non-Diversified Risk
Overweighting Risk	X	X	X	X
Portfolio Turnover Risk	X	X	X	X	X	X	X				X
Science and Technology Investment Risk
Small and/or Mid-sized Companies Risk	X	X	X	X
Underweighting Risk	X	X	X	X
Underlying Investment Vehicle Risk					X	X

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

Cash Position Risk

A Fund may hold any portion of its assets in cash or cash equivalents at any time or for an extended time. A Fund's adviser will determine the amount of a Fund's assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. The portion of a Fund's assets invested in cash and cash equivalents may at times exceed 25% of that Fund's net assets. To the extent a Fund holds assets in cash and otherwise uninvested, the ability of a Fund to meet its objective may be limited.

China Risk

Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, and nationalization of assets. Investments in securities of Chinese companies are subject to China's heavy dependence on exports. The Chinese economy and financial markets have experienced high levels of growth, although that growth appears to have begun to slow in recent years; any additional actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Although the Chinese government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects, at least temporarily. Additional risks of investing in Chinese companies include: (i) the lack of a large market to engage in hedging transactions to minimize renminbi foreign exchange risk, (ii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iii) limitations on the use of brokers, (iv) certain Chinese government requirements which may restrict the Fund's investment opportunities (e.g., governmental controls on foreign investments and limitations on repatriation of invested capital).

Concentration Risk

The Science and Technology Fund and Global Natural Resources Funds will concentrate their investments in companies in a particular sector or in a particular group of industries as described in the Fund Summaries. When a Fund concentrates its investments in a particular sector or in a particular group of industries, financial, economic, business, and other developments affecting issuers in that sector or group of industries will have a greater effect on the Fund than if it had not concentrated its assets in that sector or group of industries. In addition, investors may buy or sell substantial amounts of a Fund's shares in response to factors affecting or expected to affect a sector or group of industries in which the Fund concentrates its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely, to the extent that they were to cause the Fund's cash position or cash requirements to exceed normal levels.

Credit Derivatives Risk

A Fund may enter into credit derivatives, such as credit default swaps and credit default index investments, including loan credit default swaps and loan credit default index swaps. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust a Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

"Investments and Risks" in the Statement of Additional Information. Credit derivatives are also subject to the risks discussed in "Derivatives Risk."

Currency Risk

Since foreign securities often are denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding or other taxes, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, a Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions (such as foreign currency forwards or futures contracts, and foreign currency options). The use of foreign-currency exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

If a Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and potentially the Fund's income available for distribution. The values of foreign currencies relative to the U.S. dollar fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund; the imposition of currency controls; and political and regulatory developments in the United States or abroad. Officials in foreign countries may from time to time take actions in respect of their currencies which could adversely affect the values of a Fund's assets denominated in those currencies or the liquidity of such investments. Foreign-currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Debt Securities Risk

The values of debt securities (and other income-producing securities, such as preferred stocks, convertible preferred stocks, equity-linked notes, and interests in income-producing trusts) change in response to interest rate changes. In general, the value of a debt security is likely to fall as interest rates rise. This risk is generally greater for obligations with longer maturities or for debt securities that do not pay current interest (such as zero-coupon securities). Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent a Fund's income is based on short-term interest rates that fluctuate over short periods of time, income received by the Fund may decrease as a result of a decline in interest rates. In response to an interest rate decline, debt securities that provide the issuer with the right to call or redeem the security prior to maturity may be called or redeemed. If a debt security is repaid more quickly than expected, the Fund may not be able to reinvest the proceeds at the same interest rate, reducing the potential for gain. When interest rates increase or for other reasons, debt securities may be repaid more slowly than expected. As a result, the maturity of the debt instrument is extended, increasing the potential for loss. To the extent that a Fund effectively has short positions with respect to fixed income instruments, the values of such short positions would generally be expected to rise when nominal interest rates rise and to decline when nominal interest rates decline.

Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by a Fund's adviser. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, and market developments) and debt securities may be difficult to value during such periods. During periods of increasing interest rates, a Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund. In recent periods, governmental financial regulators, including the US Federal Reserve, have taken steps to maintain historically low

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

interest rates by purchasing bonds. Steps by those regulators to curtail or "taper" such activities could result in the effects described above, and could have a material adverse effect on prices for debt securities and on the management of the Funds.

Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's value to changes in interest rates. Securities with longer durations may be more sensitive to interest rate changes. For example, the price of a bond with a duration of one year would be expected to fall approximately 1% if rates were to rise by one percentage point, and the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point. Unlike the maturity of a debt security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The value of a debt security also depends on the issuer's credit quality or ability to pay principal and interest when due. The value of a debt security is likely to fall if an issuer or the guarantor of a security is unable or unwilling (or perceived to be unable or unwilling) to make timely principal and/or interest payments or otherwise to honor its obligations, or if the debt security's rating is downgraded by a credit rating agency. The obligations of issuers (and obligors of asset-backed securities) are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. The value of a debt security can also decline in response to other changes in market, economic, industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally. The values of many debt securities may fall in response to a general increase in investor risk aversion or a decline in the confidence of investors generally in the ability of issuers to meet their obligations.

In addition, while debt securities markets have consistently grown over the past three decades, the capacity for traditional dealer counterparties to engage in debt securities trading has not kept pace and in some cases has decreased. As a result, dealer inventories of debt securities, which provide a core indication of the ability of financial intermediaries to "make markets," are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, any significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the debt securities markets.

Derivatives Risk

Derivatives are financial instruments whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivatives include transactions where a Fund looks to an exchange or clearinghouse for purchases, and transactions entered into "over-the-counter" ("OTC") (not on an exchange or contract market), where the Fund will depend on the ability and the willingness of its counterparty to perform its obligations under the transaction. A Fund's use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. Derivatives may change in value very rapidly and significantly in response to interest rate changes or other market developments, or as a result of the counterparty's credit quality; a derivative transaction may not have the effect a Fund's adviser anticipated. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, or index.

Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative, and when a Fund invests in a derivative instrument, it could lose more than the principal amount invested. Also,

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

suitable derivative transactions may not be available in all circumstances. There can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A liquid secondary market may not always exist for a Fund's derivative positions at any time. Use of derivatives may affect the amount, timing, or character of distributions payable to, and thus taxes payable by, shareholders. Although the use of derivatives is intended to enhance a Fund's performance, it may instead reduce returns and increase volatility.

The value of an OTC derivative transaction will depend on the ability and the willingness of the Fund's counterparty to perform its obligations under the transaction. If the counterparty defaults, a Fund will have contractual remedies but may choose not to enforce them to avoid the cost and unpredictability of legal proceedings. In addition, if a counterparty fails to meet its contractual obligations, a Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. If a counterparty's obligation to a Fund is not collateralized, then the Fund is an unsecured creditor of the counterparty and runs the risk of having limited recourse if the counterparty defaults. Even if a counterparty's obligations are secured by collateral, the Fund's interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. As a result, they can be highly illiquid.

Certain types of OTC derivatives, such as certain interest rate swaps and certain credit default index swaps, are required to be cleared — meaning that a central clearing organization will be substituted as the counterparty to each side of the transaction. Each party will be required to maintain its positions with a clearing organization through one or more clearing brokers. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it poses a number of additional risks. For example, cleared derivatives transactions may be more expensive to maintain than noncleared OTC transactions. They may require a Fund to deposit increased amounts of margin. The transactions may be subject to unanticipated close-out by the clearing organization or a clearing broker. And a Fund will be subject to the risk that its clearing member or clearing organization will itself be unable to perform its obligations. A Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund's behalf, against any losses or costs that may be incurred as a result of the Fund's transactions on the swap execution facility. A Fund also is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or which the adviser expects to be cleared), and no clearing member is willing to clear the transaction on the Fund's behalf.

The U.S. and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including clearing (as discussed above), margin, reporting, and registration requirements. The ultimate impact of the regulations remains unclear. The effect of the regulations could be, among other things, to restrict a Fund's ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to a Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and a Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty credit risk. In addition, the Securities and Exchange Commission has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Fund. If the proposed rule takes effect, it could limit the ability of the Fund to invest in derivatives. See "Investments and Risks" in the Statement of Additional Information for more information.

Emerging Market Risk

Emerging market countries may have higher relative rates of inflation than developed countries and may be more likely to experience political unrest and economic instability. Many emerging market

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

countries have experienced substantial rates of inflation for many years, which may have adverse effects on the economies and the securities markets of those countries. Investments in emerging market countries could be subject to expropriation of assets, which could wipe out the entire value of a Fund's investment in that market. Countries heavily dependent on trade face additional threats from the imposition of trade barriers and other protectionist measures. Emerging market countries have a greater risk than developed countries of currency depreciation or devaluation relative to the U.S. dollar, which could adversely affect any investment made by a Fund. The securities markets in emerging countries may be less developed than in other countries, causing liquidity, custodial, and settlement problems, such as higher custodial costs or delays and possible failures in settlement, and making it harder for a Fund to buy and sell securities. In certain emerging markets, the system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets. Emerging market debt securities are often rated below investment grade, reflecting increased risk of issuer default or bankruptcy. Political and economic turmoil could raise the possibility that trading of securities will be halted.

In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

The risks associated with investments in emerging markets may be magnified for investments in frontier market countries. Because frontier markets are among the smallest, least mature, and least liquid of the emerging markets, investments in frontier markets generally are subject to a greater risk of loss than investments in more developed emerging markets. Frontier market countries generally have smaller economies, less developed capital markets, greater market volatility, lower trading volume, more political and economic instability, greater risk of a market shutdown, more governmental limitations on foreign investments, and newer or more unsettled securities laws and settlement procedures than are typically associated with investments in more developed emerging markets.

Equity Securities Risk

The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities, and depositary receipts, owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer's goods or services. The values of equity securities also may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that the Fund's investment team views as unfavorable for equity securities.

Certain Funds may at times have the opportunity to invest in securities offered in initial public offerings ("IPOs"). If the portfolio manager believes that a particular IPO is very likely to increase in value immediately after the initial offering, it is possible (although it will not necessarily be the case) that each of the Funds will invest in the IPO, even if the security is one in which a Fund might not

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

typically otherwise invest. It is possible, however, that a Fund will lose money on an investment in an IPO, even in such a case.

IPOs may not be available to a Fund at all times, and a Fund may not always invest in IPOs offered to it. For example, a Fund may not invest in an IPO if such an offering does not meet the specific investment criteria of that Fund. (In a case such as that described above, where the Adviser believes that a particular IPO is very likely to increase in value immediately after the initial offering, it is possible (although it will not necessarily be the case) that such a Fund would nonetheless invest in that IPO.)

Investments in IPOs may have a substantial beneficial effect on a Fund's investment performance. A Fund's investment return earned during a period of substantial investment in IPOs may not be sustained during other periods when the Fund makes more-limited, or no, investments in IPOs.

Focused Investment Risk

A Fund may focus its investments in companies in a particular market or sector. When a Fund focuses its investments in a particular market or sector, financial, economic, business, and other developments affecting issuers in that market or sector will have a greater effect on the Fund than if it had not focused its assets in that market or sector. In addition, investors may buy or sell substantial amounts of a Fund's shares in response to factors affecting or expected to affect a market or sector in which the Fund focuses its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely, to the extent that they were to cause the Fund's cash position or cash requirements to exceed normal levels.

Foreign Securities Risk

Investments in foreign securities (including ADRs and other depositary receipts) entail risks not present in domestic investments. Because foreign securities are often denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, foreign withholding or other taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees also are generally higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments (including sanctions) that could adversely affect the value of a Fund's investments in certain foreign countries. A Fund may (but will not necessarily) buy or sell foreign currencies for future delivery and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on a Fund.

High-yield/Junk Bond Risk

Lower-quality debt securities (commonly known as "high-yield" securities or "junk bonds") are predominantly speculative with respect to their capacity to pay interest and principal. They can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. The market for lower quality debt securities can be less liquid, especially during

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

periods of recession or general market decline. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in "Investments and Risks" in the Statement of Additional Information.

Investment Style Risk

Different types of securities such as growth style or value style securities tend to shift into and out of favor with investors depending on changes in market and economic conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles. A mutual fund pursuing a dividend-oriented investment strategy may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Leverage Risk

Certain transactions, including short sales and derivatives, can result in investment leverage. Leverage generally has the effect of increasing the amounts of loss or gain the Fund might realize, and may increase volatility in the value of the Fund's investments. It is possible for a Fund to lose money on both the long positions in its portfolio and on the short positions, resulting in potential risk of loss in excess of invested capital.

Limited Portfolio Risk

A Fund may hold a smaller number of portfolio securities than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers.

Although certain of the Funds are "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), they may hold a smaller number of portfolio securities than many other mutual funds.

Liquidity Risk

Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of a Fund to dispose of such securities or other instruments at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities or instruments during periods when the adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of a Fund's investments and may lead to increased redemptions. Some securities held by a Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, a Fund, by itself or together with other accounts managed by the adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a security of a particular issuer or type of issuer at the same time as a Fund is attempting to liquidate such security, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, a Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such cases the sale proceeds received by a Fund may be substantially less than if the Fund had been able to sell the securities in

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund's net asset value ("NAV").

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. This means they are subject to greater credit risks than other investments, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. In addition, investments in loans may be difficult to value and may be illiquid. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in the loan, resulting in a material decline in the Fund's NAV. In certain circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Additional risks of investments in loans include:

■  Agent/Intermediary Risk — If the Fund holds a loan through another financial institution, or relies on another financial institution to administer the loan, the Fund's receipt of principal and interest on the loan is subject to the credit risk of the financial institution. If the Fund holds its interest in a loan through another financial institution, the Fund likely would not be able to exercise its rights directly against the borrower and may not be able to cause the financial institution to take what it considers to be appropriate action. If the Fund relies on a financial institution to administer a loan, the Fund is subject to the risk that the financial institution may be unwilling or unable to demand and receive payments from the borrower in respect of the loan, or otherwise unwilling or unable to perform its administrative obligations.

■  Collateral Impairment Risk — The terms of certain loans in which the Fund may invest require that collateral be maintained to support payment of the borrower's obligations under the loan. However, the value of the collateral may decline after the Fund invests, and the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, the Fund's interest in collateral securing a loan may be found invalid or may be used to pay other outstanding obligations of the borrower under applicable law. In the event that a borrower defaults, the Fund's access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that all or some of the collateral may be illiquid.

■  Subordination Risk — Senior loans are subject to the risk that a court could subordinate them to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

■  Limited Information Risk — Because there is limited public information available regarding loan investments, the Fund is particularly dependent on the analytical abilities of the Fund's investment team.

■  Settlement Risk — Transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund's redemption obligations. In order to meet short-term liquidity needs, a Fund may draw on its cash or other short-term positions, maintain short-term liquid assets sufficient to meet reasonably anticipated redemptions, and maintain a credit facility.

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

Management Risk

The investment process used by a Fund's investment team may produce incorrect judgments about the value of a particular asset and may not produce the desired results.

Mortgage- and Asset-backed Securities Risk

Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset-backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Fund having to reinvest the proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security.

As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Municipal Obligations Risk

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Issuers, including governmental issuers of municipal obligations, may be unable to pay their obligations as they come due. Decreases in tax revenues, and increases in liabilities such as pension and health care liabilities, may increase the actual or perceived risk of default on such obligations. Because many municipal obligations are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer projects, conditions in these sectors can affect the overall municipal market. Payment of municipal obligations may depend on an issuer's general unrestricted revenues, revenue generated by a specific project or the operator of a project, government appropriations, or aid from other governments. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations, causing interest received and distributed to shareholders by the Fund to be taxable and resulting in a significant decline in the values of such municipal obligations. There is generally less public information available for municipal obligations compared to corporate equities or debt securities, and the investment performance of a Fund holding municipal obligations may therefore be more dependent on the analytical abilities of the Fund's adviser.

High Income Municipal Bond Fund may invest in residual interest bonds ("inverse floaters"). Inverse floaters are a type of inverse floating rate security, and their values generally move in the opposite direction from interest rates. Inverse floaters typically are issued by a special purpose vehicle, and are structured to provide their holders with a leveraged return on a fixed-rate municipal bond held by the special purpose vehicle. The Fund's investment in an inverse floater typically involves greater risk than an investment in a fixed-rate bond of comparable maturity and credit quality, and the value of an inverse floater is more volatile than that of a fixed-rate bond due to the leverage it entails. The Fund could lose more than the amount of its investment in certain types of inverse floaters. Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities.

Natural Resources Investment Risk

Investments in companies in the natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through MLPs, which are limited partnerships in which ownership units are publicly traded. While MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, MLPs may invest in other types of industries, or in credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (including a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. A Fund also may invest in companies that serve (or whose affiliates serve) as the general partner of an MLP.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

The Funds may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as MLPs.

The manner and extent of a Fund's investments in MLPs and limited liability companies may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and any such investments by the Fund may adversely affect the ability of the Fund to so qualify.

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

Non-Diversified Risk

Certain Funds are non-diversified and may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in a Fund being more sensitive to the economic results of those issuing securities, and, as a result, gains and losses on a single investment may have a greater impact on these Funds' NAV and may make these Funds more volatile than more diversified funds.

Overweighting Risk

Overweighting investments in companies relative to a Fund's benchmark increases the risk that a Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark. Price declines may result from factors that adversely affect a particular company, such as labor shortages or increased production costs, competitive conditions, or negative investor perceptions.

Portfolio Turnover Risk

Portfolio turnover is not a principal consideration in investment decisions for the Funds, and the Funds are not subject to any limit on the frequency with which portfolio securities may be purchased or sold. Portfolio turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, dealer mark-ups and bid/asked spreads and transaction costs on the sale of securities and reinvestment in other securities. Such costs are not reflected in the Funds' Total Annual Fund Operating Expenses set forth under "Fees and Expenses" but do have the effect of reducing a Fund's investment return. Such sales may result in the realization of taxable capital gains, including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Science and Technology Investment Risk

Investments in science technology companies, including companies in the Internet and biotechnology sectors, may be highly volatile. Science and technology companies operate in markets that are characterized by: rapid change; evolving industry standards; frequent new service and product announcements, introductions, and enhancements; and changing customer demands. The failure of a company to adapt to such changes could have a material adverse effect on the company's business, results of operations, and financial condition. In addition, the widespread adoption of new technologies or other technological changes could require substantial expenditures by a company to modify or adapt its services or infrastructure, which could have a material adverse effect on its business, results of operations, and financial condition. Changes in prices may reflect, for example, changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of technology investments generally. Science and technology companies may be dependent on a limited management group, and turnover in management may have an adverse effect on a company's profits or viability Science and technology company values may be significantly affected by intense competition, changes in consumer preferences, challenges in achieving product compatibility, and government regulation. Securities of science and technology companies may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions.

Small and/or Mid-sized Companies Risk

Small and mid-sized companies may offer greater opportunities for capital appreciation than larger companies, but they tend to be more vulnerable to adverse developments than larger companies, and investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

management group. In addition, such companies may have been recently organized and have little or no track record of success. Also, a Fund's adviser may not have had an opportunity to evaluate such newer companies' performance in adverse or fluctuating market conditions. The securities of small and mid-sized companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale.

Underweighting Risk

When a Fund underweights its investment in companies relative to a Fund's benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's benchmark.

Additional Information About the Funds — Other Investment Strategies and Risks

In addition to the principal investment strategies described above and in the Fund Summaries, the Funds may at times use the strategies and techniques described in this section, which involve certain special risks. As with any mutual fund, investors must rely on the professional investment judgment and skill of the investment advisers. Please see "Investments and Risks" in the Statement of Additional Information for more-detailed information about certain of the securities and the investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

All of the Funds may at times, but will not necessarily, hold a substantial portion of their assets in cash and cash equivalents.

RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, and Global Natural Resources Fund

The Fund may at times invest a portion of its assets in debt securities and other income-producing securities of any quality.

RS Investors Fund

The Fund may invest any portion of its assets in debt securities and other income-producing securities. The Fund will invest only in debt securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or in other "investment-grade" debt securities. An investment grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Rating Group, Baa or BBB, respectively, or higher or, if unrated, that has been determined by the investment team to be of comparable quality.

RS International Fund

The Fund may hold cash in U.S. dollars or foreign currencies. To attempt to protect against adverse changes in currency exchange rates, the Fund may use forward foreign currency exchange contracts.

As a temporary defensive measure, if the Fund's investment team believes that investing in foreign equity securities is too risky, the Fund may significantly alter its portfolio by investing, without any percentage limit, in foreign or U.S. investment-grade, non-convertible preferred stocks, bonds, government securities, or money market instruments. To the extent that the Fund assumes such a temporary defensive position, it may not achieve its investment objective during that time.

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

Sophus Emerging Markets Fund and Sophus Emerging Markets Small Cap Fund

The Fund may hold cash in U.S. dollars or foreign currencies. To attempt to protect against adverse changes in currency exchange rates, the Fund may use forward foreign currency exchange contracts.

As a temporary defensive strategy, the Fund may significantly change its portfolio if the Fund's investment team believes that political or economic conditions make investing in emerging market countries too risky. In this case, the Fund may acquire foreign or U.S. investment-grade, non-convertible preferred stocks, bonds, government securities, and money market instruments. To the extent that the Fund assumes a temporary defensive position, it may not achieve its investment objective during that time.

Tax-Exempt Fund and High Income Municipal Bond Fund

The Fund may not purchase any security if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry except that the Fund shall not be limited in its purchase of municipal obligations, as described in the Fund's Prospectus at the time.

All Funds

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs)

The Funds may invest in securities of U.S. or foreign companies that are issued or settled overseas, in the form of ADRs, EDRs, GDRs, or other similar securities. An ADR is a U.S. dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, a foreign security. An EDR or a GDR is similar but is issued by a non-U.S. bank. Depositary receipts are subject to the same risks as direct investment in foreign securities.

Depositary receipts may be sponsored or unsponsored. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs, or GDRs. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer's request.

In unsponsored programs, the issuer may not be directly involved in the creation of the program. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Borrowing

The Funds may borrow money for temporary purposes or to facilitate redemptions, and some Funds may borrow as part of their investment strategies.

Convertible Securities

The Funds may invest in convertible securities, which are securities such as debt or preferred stock, that can be exchanged for another security (usually common shares) at a predetermined price or rate. Convertible securities are subject to the general risks of investing in debt securities and also to the risks of investing in equity securities.

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

Defensive Strategies

At times, the adviser to a Fund may judge that market conditions make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the adviser may (but will not necessarily), without notice, temporarily use alternative strategies primarily designed to reduce fluctuations in the values of a Fund's assets. In implementing these defensive strategies, a Fund may hold assets in cash and cash equivalents and in other investments that such adviser believes to be consistent with the Fund's best interests. If such a temporary defensive strategy is implemented, a Fund may not achieve its investment objective.

Dollar Roll and Reverse Repurchase Transactions

In a dollar roll transaction, a Fund sells mortgage-backed securities for delivery to the buyer in the current month and simultaneously contracts to purchase similar securities on a specified future date from the same party. In a reverse repurchase agreement transaction, a Fund sells securities to a bank or securities dealer and agrees to repurchase them at an agreed time and price.

Both types of transactions create leverage. It may be difficult or impossible for a Fund to exercise its rights under a dollar roll transaction or reverse repurchase agreement in the event of the insolvency or bankruptcy of the counterparty, and the Fund may not be able to purchase the securities or other assets subject to the transaction.

Exchange-Traded Funds

The Funds may invest in exchange-traded funds ("ETFs"). ETFs are traded on exchanges, generally trade on the NYSE Amex Equities or New York Stock Exchange ("NYSE") and are subject to the risk that the prices of the investments held by the ETF may decline, thereby adversely affecting the value of the investment. These funds generally bear operational expenses, and a Fund that invests in such funds must bear those expenses in addition to its own Fund expenses. The Funds may invest in ETFs for cash management purposes and to gain or maintain exposure to various asset classes and markets or types of strategies and investments.

Financial Futures Contracts

The Funds may enter into financial futures contracts, in which a Fund agrees to buy or sell certain financial instruments, currencies, or index units on a specified future date at a specified price or level of interest rate. If a Fund's adviser misjudges the direction of interest rates, markets, or foreign exchange rates, a Fund's overall performance could suffer. The risk of loss could be far greater than the investment made because a futures contract requires only a small deposit to take a large position. When a Fund has entered into financial futures contracts, a relatively small movement in market prices could have a substantial impact on a Fund, favorable or unfavorable.

Forward Foreign-Currency Exchange Contracts

A forward foreign-currency exchange contract is an agreement to exchange a specified amount of U.S. dollars for a specified amount of a foreign currency on a specific date in the future. The outcome of this transaction depends on changes in the relative values of the currencies subject to the transaction, the ability of the adviser to predict how the U.S. dollar will fare against the foreign currency, and the ability of a Fund's counterparty to perform its obligation. The Funds may use these contracts to facilitate the settlement of portfolio transactions or to try to manage the risk of changes in currency exchange rates.

Illiquid Securities and Exempt Commercial Paper

Illiquid securities are subject to the risks described previously under Liquidity Risk. Some securities that are restricted as to resale under federal securities laws nonetheless are eligible for resale to institutional investors and may be treated by the Funds as liquid. If a Fund's adviser determines that

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

these securities are liquid under guidelines adopted by the Board of Trustees, they may be purchased without regard to the illiquidity limits in the Statement of Additional Information. Similarly, the Funds typically treat commercial paper issued in reliance on an exemption from registration under federal securities laws as liquid.

Loan Prepayment

During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled, which may require a Fund to reinvest in lower-yielding securities. This may adversely affect the Fund's NAV.

Options

The Funds may purchase or sell options to buy or sell securities, indexes of securities, financial futures contracts, or foreign currencies and foreign-currency futures. The owner of an option has the right to buy or sell the underlying instrument at a set price by a specified date in the future. The Funds may, but are not required to, use options to attempt to minimize the risk of the underlying investment and to manage exposure to changes in foreign currencies or otherwise to increase their returns. However, if the adviser misjudges the direction of the market for a security, a Fund could lose money by using options — more money than it would have lost by investing directly in the security.

REITs

The Funds may invest in real estate investment trusts ("REITs"). In a REIT, investments in a variety of real estate assets are pooled together so that shareholders receive income from rents and capital gains upon the sale of the underlying assets. Investments may be made in income-producing property or real estate loans, such as mortgages. The risks associated with investments in REITs are similar to those associated with direct investments in real estate, including volatility in the housing or commercial real estate market or other adverse economic conditions that affect real estate investments. A REIT that invests in real estate loans may be affected by the quality of the credit extended, is dependent on specialized management skills, is subject to risks inherent in financing a limited number of properties, including interest rate risk, and may be subject to defaults by borrowers and to self-liquidations.

Repurchase Agreements

The Funds may enter into repurchase agreements. These transactions must be fully collateralized at all times but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

Risk of Substantial Redemptions

If substantial numbers of shares in a Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. A Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them, resulting in a reduction in the Fund's NAV per share; in addition, a substantial reduction in the size of a Fund may make it difficult for the adviser to execute its investment program successfully for the Fund for a period following the redemptions. Similarly, the prices of the portfolio securities of a Fund might be adversely affected if one or more other investment accounts managed by the adviser in an investment style similar to that of the Fund were to experience substantial redemptions and those accounts were required to sell portfolio securities quickly or at an inopportune time.

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

Securities Lending

The Funds may lend their portfolio securities to securities dealers, banks, and other institutional investors to earn additional income. These transactions must be continuously secured by collateral, and the collateral must be marked-to-market daily. A Fund generally continues to receive all interest earned or dividends paid on the loaned securities. The aggregate market value of securities of any Fund loaned will not at any time exceed one-third (or such other lower limit as the Trustees may establish) of the total assets of the Fund. It is possible that a Fund will realize losses on the investment of any cash collateralizing a securities loan; any such losses would be for the account of the Fund, not the borrower.

U.S. Government Securities

U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

When-issued or Delayed-delivery Transactions

A Fund may commit to purchase or sell particular securities, with payment and delivery to take place at a future date. These are known as when-issued or delayed-delivery transactions. If the counterparty fails to deliver a security the Fund has purchased on a when-issued or delayed-delivery basis, there could be a loss as well as a missed opportunity to make an alternative investment. These transactions may create investment leverage.

Other

New financial products and risk management techniques continue to be developed. Each Fund may use these instruments and techniques to the extent consistent with its investment objective.

Additional Information on Expenses

Unless otherwise noted, the information shown for each Fund in the Annual Fund Operating Expenses tables is based on amounts incurred during each predecessor fund's most recent fiscal year, adjusted to reflect estimated expenses for the current fiscal year, expressed as a percentage of average net assets during the fiscal year. A Fund's expense ratios for the current fiscal year may be higher than the expense information presented in the tables due to factors such as a decline in average net assets due to market volatility or other factors, but not to exceed any applicable expense limitation shown.

In the Annual Fund Operating Expenses table for RS Large Cap Alpha Fund, deductions for expenses that relate to owning Class A shares of the Fund through a Value Guard variable annuity contract are not reflected. The Value Guard prospectus provides information about such expenses.

Impact on Returns Example

This example is intended to help you assess the impact of the operating expenses of the Funds listed below on each Fund's potential returns. The example assumes that you invest $10,000 in a Fund for a 10-year period, and that your investment earns a 5% return each year. For Victory RS Partners Fund, Victory RS Value Fund, Victory RS Investors Fund, Victory RS Science and Technology Fund, Victory RS Small Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, and Victory RS Growth Fund, the example assumes that the Fund's operating expenses through July 29, 2018 are the same as those shown in the Annual Fund Operating Expenses table of the Fund under "Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement" and for all subsequent periods are the same as those shown under "Total Annual Fund Operating Expenses." For the Victory Global Natural Resources Fund, the example assumes that the Fund's operating expenses are the same as those shown in the Annual Fund Operating Expenses table of the Fund under "Total Annual Fund Operating Expenses." The example reflects the impact of sales loads. Your actual costs may be higher or lower.

Based on these assumptions, the following table shows, for each year and cumulatively for all 10 years (1) the fees and the costs (the "Expenses") associated with your investment and (2) the difference (the "Impact on Return") between your return if the Fund had not incurred the Expenses and your return after giving effect to the Expenses.

Impact on Returns Example (continued)

Example of the Impact of Annual Fund Operating Expenses on Fund Returns (based on a $10,000 investment and a 5% annual return)

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6
Victory RS Partners Fund
Class A Shares
Expenses	$710	$140	$145	$150	$156	$161
Impact on Return	$737	$174	$188	$203	$218	$235
Class R Shares
Expenses	$184	$190	$200	$206	$213	$220
Impact on Return	$181	$196	$216	$233	$251	$270
Class Y Shares
Expenses	$114	$119	$129	$134	$139	$144
Impact on Return	$112	$122	$138	$150	$162	$176
Victory RS Value Fund
Class A Shares
Expenses	$695	$125	$129	$134	$139	$144
Impact on Return	$722	$158	$171	$184	$198	$213
Class C Shares
Expenses	$206	$212	$218	$225	$232	$238
Impact on Return	$203	$219	$236	$255	$274	$294
Class R Shares
Expenses	$161	$166	$172	$178	$184	$190
Impact on Return	$158	$171	$185	$201	$217	$234
Class Y Shares
Expenses	$108	$112	$121	$126	$131	$136
Impact on Return	$106	$115	$130	$141	$153	$166
Victory RS Investors Fund
Class A Shares
Expenses	$703	$132	$154	$159	$165	$170
Impact on Return	$729	$166	$196	$211	$227	$244
Class C Shares
Expenses	$210	$216	$244	$250	$257	$264
Impact on Return	$207	$223	$262	$282	$303	$325
Class R Shares
Expenses	$192	$198	$204	$210	$217	$224
Impact on Return	$189	$204	$221	$238	$256	$276
Class Y Shares
Expenses	$107	$111	$131	$136	$141	$147
Impact on Return	$105	$114	$140	$151	$164	$178

Impact on Returns Example (continued)

	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
Victory RS Partners Fund
Class A Shares
Expenses	$167	$173	$179	$186	$2,169
Impact on Return	$252	$270	$290	$311	$2,878
Class R Shares
Expenses	$227	$234	$241	$249	$2,162
Impact on Return	$290	$312	$335	$359	$2,642
Class Y Shares
Expenses	$150	$155	$161	$167	$1,411
Impact on Return	$190	$205	$221	$238	$1,713
Victory RS Value Fund
Class A Shares
Expenses	$150	$155	$161	$167	$1,999
Impact on Return	$229	$246	$264	$283	$2,669
Class C Shares
Expenses	$246	$253	$260	$268	$2,358
Impact on Return	$316	$339	$363	$389	$2,889
Class R Shares
Expenses	$197	$203	$210	$218	$1,878
Impact on Return	$252	$271	$291	$313	$2,292
Class Y Shares
Expenses	$141	$147	$152	$158	$1,333
Impact on Return	$179	$193	$209	$225	$1,617
Victory RS Investors Fund
Class A Shares
Expenses	$176	$182	$189	$196	$2,226
Impact on Return	$262	$281	$301	$323	$2,940
Class C Shares
Expenses	$272	$279	$287	$294	$2,573
Impact on Return	$348	$373	$399	$426	$3,147
Class R Shares
Expenses	$231	$238	$245	$253	$2,212
Impact on Return	$296	$318	$341	$366	$2,706
Class Y Shares
Expenses	$152	$158	$164	$170	$1,418
Impact on Return	$192	$207	$223	$241	$1,715

Impact on Returns Example (continued)

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6
Victory Global Natural Resources Fund
Class A Shares
Expenses	$713	$143	$148	$153	$159	$165
Impact on Return	$739	$178	$191	$206	$222	$238
Class C Shares
Expenses	$228	$234	$241	$247	$254	$261
Impact on Return	$225	$242	$261	$280	$301	$323
Class R Shares
Expenses	$176	$182	$188	$194	$200	$207
Impact on Return	$173	$187	$203	$219	$236	$254
Class Y Shares
Expenses	$116	$121	$125	$130	$135	$140
Impact on Return	$114	$124	$135	$146	$159	$172
Victory RS Small Cap Growth Fund
Class A Shares
Expenses	$708	$138	$143	$148	$154	$159
Impact on Return	$735	$172	$186	$200	$216	$232
Class C Shares
Expenses	$219	$225	$232	$238	$245	$252
Impact on Return	$216	$233	$251	$270	$290	$311
Class R Shares
Expenses	$177	$183	$189	$195	$201	$208
Impact on Return	$174	$188	$204	$220	$237	$255
Class Y Shares
Expenses	$115	$120	$128	$132	$138	$143
Impact on Return	$113	$123	$137	$149	$161	$174
Victory RS Select Growth Fund
Class A Shares
Expenses	$709	$139	$147	$152	$158	$164
Impact on Return	$736	$173	$190	$205	$220	$237
Class C Shares
Expenses	$221	$227	$235	$241	$248	$255
Impact on Return	$218	$235	$254	$273	$294	$315
Class R Shares
Expenses	$192	$198	$204	$210	$217	$224
Impact on Return	$189	$204	$221	$238	$256	$276
Class R6 Shares
Expenses	$108	$112	$119	$124	$128	$134
Impact on Return	$106	$115	$128	$139	$150	$163
Class Y Shares
Expenses	$116	$121	$129	$134	$139	$144
Impact on Return	$114	$124	$138	$150	$162	$176

Impact on Returns Example (continued)

	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
Victory Global Natural Resources Fund
Class A Shares
Expenses	$170	$176	$183	$189	$2,200
Impact on Return	$256	$275	$295	$316	$2,917
Class C Shares
Expenses	$268	$276	$283	$291	$2,585
Impact on Return	$346	$371	$397	$425	$3,172
Class R Shares
Expenses	$213	$220	$227	$235	$2,041
Impact on Return	$273	$294	$316	$339	$2,493
Class Y Shares
Expenses	$146	$151	$157	$163	$1,386
Impact on Return	$186	$200	$216	$233	$1,685
Victory RS Small Cap Growth Fund
Class A Shares
Expenses	$165	$171	$177	$184	$2,148
Impact on Return	$249	$267	$287	$307	$2,852
Class C Shares
Expenses	$259	$267	$274	$282	$2,493
Impact on Return	$334	$358	$383	$410	$3,057
Class R Shares
Expenses	$214	$221	$229	$236	$2,052
Impact on Return	$275	$295	$317	$341	$2,507
Class Y Shares
Expenses	$148	$154	$160	$166	$1,403
Impact on Return	$188	$203	$219	$236	$1,704
Victory RS Select Growth Fund
Class A Shares
Expenses	$169	$175	$182	$188	$2,185
Impact on Return	$255	$273	$293	$314	$2,896
Class C Shares
Expenses	$262	$270	$277	$285	$2,522
Impact on Return	$338	$362	$388	$415	$3,093
Class R Shares
Expenses	$231	$238	$245	$253	$2,212
Impact on Return	$296	$318	$341	$366	$2,706
Class R6 Shares
Expenses	$139	$144	$150	$156	$1,313
Impact on Return	$176	$190	$205	$221	$1,594
Class Y Shares
Expenses	$149	$155	$161	$167	$1,415
Impact on Return	$190	$205	$221	$238	$1,718

Impact on Returns Example (continued)

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6
Victory RS Mid Cap Growth Fund
Class A Shares
Expenses	$690	$120	$133	$138	$144	$149
Impact on Return	$717	$153	$175	$188	$203	$218
Class C Shares
Expenses	$212	$218	$225	$231	$238	$245
Impact on Return	$209	$226	$243	$262	$281	$302
Class R Shares
Expenses	$176	$182	$188	$194	$200	$207
Impact on Return	$173	$187	$203	$219	$236	$254
Class R6 Shares
Expenses	$96	$100	$106	$110	$115	$119
Impact on Return	$94	$103	$114	$124	$134	$145
Class Y Shares
Expenses	$97	$101	$116	$121	$125	$130
Impact on Return	$95	$104	$124	$134	$146	$158
Victory RS Growth Fund
Class A Shares
Expenses	$681	$110	$122	$127	$132	$137
Impact on Return	$707	$143	$163	$175	$189	$203
Class C Shares
Expenses	$196	$202	$216	$222	$229	$236
Impact on Return	$193	$209	$233	$251	$270	$290
Class R Shares
Expenses	$174	$180	$194	$200	$207	$213
Impact on Return	$171	$185	$209	$225	$243	$262
Class Y Shares
Expenses	$85	$88	$104	$108	$113	$117
Impact on Return	$83	$91	$111	$120	$131	$142
Victory RS Science & Technology Fund
Class A Shares
Expenses	$716	$146	$151	$156	$162	$168
Impact on Return	$742	$181	$195	$210	$226	$242
Class C Shares
Expenses	$229	$235	$242	$248	$255	$262
Impact on Return	$226	$243	$262	$282	$302	$324
Class R Shares
Expenses	$196	$202	$212	$219	$226	$232
Impact on Return	$193	$209	$229	$247	$266	$286
Class Y Shares
Expenses	$125	$130	$135	$140	$145	$151
Impact on Return	$123	$134	$145	$158	$171	$185

Impact on Returns Example (continued)

	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
Victory RS Mid Cap Growth Fund
Class A Shares
Expenses	$154	$160	$166	$172	$2,027
Impact on Return	$234	$252	$270	$289	$2,698
Class C Shares
Expenses	$252	$259	$267	$274	$2,421
Impact on Return	$324	$348	$373	$399	$2,967
Class R Shares
Expenses	$213	$220	$227	$235	$2,041
Impact on Return	$273	$294	$316	$339	$2,493
Class R6 Shares
Expenses	$124	$129	$135	$140	$1,174
Impact on Return	$157	$170	$184	$198	$1,424
Class Y Shares
Expenses	$135	$141	$146	$152	$1,264
Impact on Return	$171	$185	$199	$215	$1,529
Victory RS Growth Fund
Class A Shares
Expenses	$142	$148	$153	$159	$1,911
Impact on Return	$219	$235	$252	$270	$2,556
Class C Shares
Expenses	$243	$250	$258	$265	$2,316
Impact on Return	$311	$334	$358	$384	$2,832
Class R Shares
Expenses	$220	$227	$235	$242	$2,092
Impact on Return	$281	$302	$325	$348	$2,552
Class Y Shares
Expenses	$122	$127	$132	$138	$1,134
Impact on Return	$153	$166	$179	$194	$1,369
Victory RS Science & Technology Fund
Class A Shares
Expenses	$174	$180	$186	$193	$2,231
Impact on Return	$260	$279	$300	$321	$2,955
Class C Shares
Expenses	$269	$277	$284	$292	$2,595
Impact on Return	$348	$372	$399	$426	$3,185
Class R Shares
Expenses	$239	$247	$254	$262	$2,289
Impact on Return	$307	$330	$354	$379	$2,800
Class Y Shares
Expenses	$156	$162	$168	$175	$1,489
Impact on Return	$199	$215	$232	$250	$1,811

Management of the Funds

Each Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of March 31, 2016, the Adviser managed or advised assets totaling in excess of $33.5 billion for individual and institutional clients. The Adviser's principal business address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Three Victory Capital investment franchises, RS Investments, Sophus Capital, and INCORE Capital Management, are responsible for the day-to-day investment management of certain Funds, which includes buying and selling securities, choosing broker-dealers (including broker-dealers that may be affiliated with the Adviser), and negotiating commissions. Other Funds are managed by investment sub-advisers, as set forth below.

The Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements for certain Funds as follows:

Park Avenue Institutional Advisers LLC ("Park Avenue") serves as investment sub-adviser for each of High Yield Fund, Tax-Exempt Fund, High Income Municipal Bond Fund, Floating Rate Fund, and Strategic Income Fund. Park Avenue is responsible for the day-to-day investment management of these Funds, which includes buying and selling securities, choosing broker-dealers (including broker-dealers that may be affiliated with Park Avenue), and negotiating commissions. Park Avenue is a Delaware limited liability company organized in 2015 and is a wholly-owned subsidiary of GIS. GIS, a Delaware limited liability company, and its predecessor, Guardian Investor Services Corporation, a New York corporation, served as investment sub-adviser for certain predecessor funds from 1968 through April 30, 2015. GIS is a subsidiary of The Guardian Life Insurance Company of America, a New York mutual insurance company.

SailingStone Capital Partners LLC ("SailingStone") serves as investment sub-adviser for Global Natural Resources Fund. SailingStone is responsible for the day-to-day investment management of the Fund, which includes buying and selling securities, choosing broker-dealers (including broker-dealers that may be affiliated with SailingStone), and negotiating commissions. SailingStone is a Delaware limited liability company that commenced operations on June 2, 2014 and has provided investment advisory services since 2014. The principal business address of SailingStone is One California Street, Suite 3050, San Francisco, CA 94111.

A discussion of the Board's considerations in approving the Advisory Agreement will be included in the Funds' annual report to shareholders to be dated December 31, 2016. The table below sets forth the advisory fees paid by each Fund's predecessor fund to RS Investment Management Co. LLC during the fiscal year ended December 31, 2015. No amounts were paid to the Adviser during that period.

Advisory Fees Paid (as a percentage of each Fund's average net assets)

Fund	Advisory Fees Paid[1]
RS Partners Fund	0.92%
RS Value Fund	0.79%
RS Large Cap Alpha Fund	0.50%
RS Investors Fund	0.85%
Global Natural Resources Fund	0.99%
RS Small Cap Growth Fund	0.92%

Management of the Funds (continued)

Fund	Advisory Fees Paid[1]
RS Select Growth Fund	0.94%
RS Mid Cap Growth Fund	0.77%
RS Growth Fund	0.70%
RS Science and Technology Fund	1.00%
RS Small Cap Equity Fund	0.75%
RS International Fund	0.43%
RS Global Fund	0.56%
Sophus Emerging Markets Fund	0.98%
Sophus Emerging Markets Small Cap Fund(2)	1.25%
Sophus China Fund	0.69%
INCORE Investment Quality Bond Fund	0.34%
INCORE Low Duration Bond Fund	0.45%
High Yield Fund	0.42%
Tax-Exempt Fund	0.39%
High Income Municipal Bond Fund	0.28%
Floating Rate Fund	0.59%
Strategic Income Fund	0.38%

1Advisory Fees Paid reflect the effects of any expense limitations and fee waivers by the predecessor adviser in effect during the year.

2The Fund commenced operations on March 2, 2015. The amount set forth in the table reflects the advisory fee rate paid during its fiscal period ended December 31, 2015.

While this Prospectus and the SAI describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI can represent a contract between the Trust or the Funds and any shareholder or any other party.

Portfolio Management

Michael Ade, CFA

Michael Ade has been a portfolio manager of Victory Sophus Emerging Markets Fund, Victory Sophus Emerging Markets Small Cap Fund, and Victory Sophus China Fund (including their predecessor funds) since 2015. From 2012 to 2016, Mr. Ade was an investment professional with RS Investment Management (Singapore) Pte. Ltd., which was acquired by the Adviser in 2016. Prior to joining RS Management (Singapore) in 2012, he was a portfolio manager for Principal Global Investors, where he served as a co-portfolio manager for diversified emerging markets and Asian equity strategies. Previously, he spent six years as a research analyst on Principal's international small cap team focusing on the Asia region. Mr. Ade is a CFA Charterholder.

Stephen J. Bishop

Stephen J. Bishop has been a member of the RS Growth Team since 1996 and has been with the Adviser since 2016. Steve has been a co-portfolio manager and analyst of Victory RS Science and Technology Fund (including its predecessor fund) since 2001, Victory RS Small Cap Growth Fund and Victory RS Select Growth Fund (including their predecessor funds) since 2007, Victory RS Mid Cap Growth Fund (including its predecessor fund) since 2008, Victory RS Small Cap Equity Fund and Victory RS Growth Fund (including their predecessor funds) since 2009. From 1996 to 2016, Mr. Bishop was a research analyst primarily covering the technology sector with RS Investment

Management of the Funds (continued)

Management Co. LLC, which was acquired by the Adviser in 2016. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years.

John Blaney, CFA

John Blaney has been a co-portfolio manager of Victory Floating Rate Fund (including its predecessor fund) since 2013 and Victory High Yield Fund (including its predecessor fund) since 2015. Mr. Blaney is a managing director and co-head of the high yield and loan portfolio management group at Guardian Life, and has been with Guardian Life since 2000. He has focused on corporate credit and bank loan and high yield bond analysis since 2003. Prior to 2003, he was a structured products analyst and trader. He also helps manage the fixed-income assets of Guardian Life. Prior to joining Guardian Life, Mr. Blaney spent three years as an investment analyst at MetLife. He has a Chartered Financial Analyst (CFA) designation, and he is a member of the CFA Institute and the New York Society of Security Analysts.

Kevin Booth, CFA

Kevin Booth, CFA has been a co-portfolio manager of Victory High Yield Fund (including its predecessor fund) since 2009, and Victory Floating Rate Fund and Victory Strategic Income Fund (including their predecessor funds) since their inceptions. Mr. Booth has been a managing director of Guardian Life since 2009 and is co-head of the high yield and loan portfolio management group at Guardian Life. Within the high yield and corporate loan investment team, he is responsible for issuer and security selection for the Fund, as well as industry allocations. Prior to joining Guardian Life, Mr. Booth was a managing director at BlackRock/Merrill Lynch Investment Managers, and was co-head of BlackRock's leveraged finance business through January 2009, specializing in portfolios consisting of leveraged bank loans, high yield bonds, and distressed obligations. He joined Merrill Lynch Investment Managers in 1991.

Melissa Chadwick-Dunn

Melissa Chadwick-Dunn has been a member of RS Growth Team since 2001. She has been a co-portfolio manager and analyst of Victory RS Small Cap Growth Fund and Victory RS Select Growth Fund (including their predecessor funds) since 2007, Victory RS Mid Cap Growth Fund (including its predecessor fund) since 2008, Victory RS Small Cap Equity Fund (including its predecessor fund) since 2009, and Victory RS Growth Fund since 2009. From 2001 to 2016, she was an investment professional with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A.

Tony Chu, CFA

Tony Chu has been a portfolio manager of Victory RS China Fund (including its predecessor fund) since 2014. From 2012 to 2016, he was with RS Investments (Hong Kong) Limited, which was acquired by the Adviser in 2016. Prior to joining RS Investments (Hong Kong) Limited, he was a portfolio manager and analyst for Principal Global Investors where he specialized in the analysis of Hong Kong and Chinese companies. He also co-managed Hong Kong equity portfolios. Previously, Mr. Chu was an equities research analyst and associate portfolio manager with the Greater China team at INVESCO Hong Kong for five years. He also spent two years with AMP Ltd. in Sydney, Australia.

Management of the Funds (continued)

Christopher W. Clark, CFA

Christopher W. Clark, CFA has been a co-portfolio manager of Victory RS Small Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, and Victory RS Small Cap Equity Fund (including their predecessor funds) since 2014 and the RS Science and Technology since 2016. Mr. Clark has been with the Adviser since 2016. From 2007 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a research associate at TIAA-CREF for three years, where he focused on global portfolio management and the health care sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark is a CFA Charterholder.

Richard A. Consul, CFA

Mr. Consul is a Senior Portfolio Manager of the Adviser and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. He has been with the Adviser since 2014. From 2010-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Prior to that, Mr. Consul was a foreign exchange currency trader and a futures/options trader specializing in crude oil for a commodities hedge fund portfolio. Mr. Consul is a CFA charterholder.

Robert J. Crimmins Jr.

Robert J. Crimmins has been a member of the investment team of Victory Strategic Income Fund (including its predecessor fund) since its inception. Mr. Crimmins has been a managing director of Guardian Life since 2004 and is co-head of the investment grade portfolio management group at Guardian Life. From 2001 to 2004, Robert was a senior director at Guardian Life and prior to that, he was an assistant vice president of fixed-income investments of Guardian Life.

Tyler Dann II, CFA

Tyler Dann II has been a member of the RS Value Team since 2014 and has been responsible for the day-to-day management of the Victory RS Large Cap Alpha Fund since July 2016. From 2014 through 2016, he was with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Prior to that, he was Portfolio Manager and Senior Research Analyst with Invesco Advisers, Inc., where he served as co-Portfolio Manager for the Invesco Charter Fund, the Invesco VI Core Equity Fund and the Invesco Energy Fund. He served as sector head for energy and basic materials for Invesco's U.S./Global Core Equity team. Previously, he was Senior Research Analyst at Banc of America Securities, where he led a research team making investment recommendations on integrated oil and refining stocks, as well as contributing to the firm's oil price forecast. Previously, Mr. Dann held various energy research positions at Credit Suisse First Boston and SBC Warburg. He is currently a director for the National Association of Petroleum Investment Analysts and is a CFA Charterholder.

MacKenzie B. Davis, CFA

MacKenzie B. Davis has been responsible for the day-to-day management of Victory Global Natural Resources Fund (including its predecessor fund) since 2005*. Mr. Davis has been a principal of SailingStone since the commencement of its operations in 2014. Prior to forming SailingStone, Mr. Davis was a member of the Hard Assets Team at RS Investment Management Co. LLC. Prior to joining RS Investments in 2004, Mr. Davis spent four years as a high-yield analyst at Fidelity Management & Research Company, covering technology, telecommunications, industrial, and energy issuers. Previously, he was a vice president at Fidelity Capital Markets, focusing on origination and financial engineering initiatives. He was also an analyst at Goldman Sachs & Company. Mr. Davis is a CFA Charterholder.

Management of the Funds (continued)

Maria Freund, CFA

Ms. Freund has been a portfolio manager of Victory RS Emerging Markets Small Cap Fund since 2015. She joined the Adviser in 2016 in connection with the Adviser's acquisition of RS Investments. Prior to joining RS Investments in 2012, she was an analyst at Principal Global Investors for the emerging markets team. Previously, she was an analyst at Principal Global Investors for the international developed team, having joined the firm in 2003.

S. Brad Fush, CFA

Mr. Fush is a Director — Fixed Income Credit Research of the Adviser's INCORE Capital Management and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. He has been with the Adviser since 2014. From 2000-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Mr. Fush is a CFA charterholder.

Douglas J. Gaylor

Douglas J. Gaylor has been a co-portfolio manager of Victory Tax-Exempt Fund and Victory High Income Municipal Bond Fund (including their predecessor funds) since 2014. Mr. Gaylor is a managing director and the head of tax-exempt securities at Guardian Life. Prior to joining Guardian Life in 2014, he spent five years at Principal Global Investors, where he was director of municipal asset management. He also spent 14 years at The Dreyfus Corporation, where he ultimately served as lead portfolio manager of municipals. Previously, he was a municipal bond analyst, trader, and portfolio manager at PNC Bank-BlackRock and Wilmington Trust. He has more than 30 years of investment experience.

Paul Gillin, CFA

Paul Gillin has been a co-portfolio manager of Victory High Yield Fund and Victory Floating Rate Fund (including their predecessor funds) since 2014. He is a senior director and co-head of the high yield and loan portfolio management group at Guardian Life. Prior to joining Guardian in 2012, Mr. Gillin spent 13 years as a partner and high yield portfolio manager at Rogge Global Partners and its predecessor companies. Before that, he was vice president and portfolio manager with Saudi International Bank, where he participated in the initial development and management of collateralized bond obligation, collateralized loan obligation and leveraged high yield hedge fund products. Mr. Gillin also spent seven years as a managing director and portfolio manager at AIG Investment Advisers. Prior to joining AIG, he helped launch and was the initial portfolio manager for the MainStay High Yield Fund, managed by MacKay Shields Financial. Mr. Gillin holds a Chartered Financial Analyst (CFA) designation.

Edward D. Goard, CFA

Mr. Goard is a Chief Investment Officer of the Adviser's INCORE Capital Management and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. Mr. Goard has been with the Adviser since 2014. From 2007-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Mr. Goard is a CFA charterholder.

Robert J. Harris

Robert Harris is a member of the RS Value Team and has been responsible for the day-to-day management of Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, and Victory RS Investors Fund (including their predecessor funds) since 2014. From 2005 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a financial services analyst at Dresdner RCM

Management of the Funds (continued)

Global Investors, LLC. Previously, he was a marketing associate for Chevron Texaco Corporation. He also spent seven years as a flight engineer in the United States Air Force.

Paul Jablansky

Paul Jablansky has been a co-portfolio manager of Victory Strategic Income Fund (including its predecessor fund) since 2014. He is a managing director, head of structured products and co-head of the investment grade portfolio management group at Guardian Life. His previous investment management experience includes serving as the head of structured products at Western Asset Management from 2011 through 2013, where he was responsible for managing all aspects of structured products, including portfolio construction and management, trading, research, and surveillance. From 2010 through 2011, he was a managing director and head of non-agency mortgage-backed securities and asset-backed securities strategy at Royal Bank of Scotland. From 2008 through 2009, Mr. Jablansky was also co-managing partner and chief investment officer at 400 Capital Management, an investment management company he co-founded, where he focused on asset-backed, mortgage-backed, and commercial mortgage-backed strategies. Mr. Jablansky also served as a managing director at Banc of America Securities LLC from 2003 through 2008 and held previous positions focusing on asset-backed securities, including roles at Citigroup/Salomon Smith Barney from 1994 through 2003 and Goldman Sachs & Company from 1990 through 1994.

James R. Kelts, CFA

Mr. Kelts is a Senior Portfolio Manager of the Adviser's INCORE Capital Management and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. He has been with the Adviser since 2014. From 2003-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Mr. Kelts is a CFA charterholder.

U-Wen Kok

U-Wen Kok is a member of the RS International Team and has been the portfolio manager of Victory RS Global Fund and Victory RS International Fund (including their predecessor funds) since 2013. From 2013 to 2016, she with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, Ms. Kok was a portfolio manager at RBC Global Asset Management for its North American and Global equity products from January 2012 to October 2012. From August 2009 through May 2010, she provided portfolio management consulting services to BMO Asset Management. From 2001 to 2008, she was lead portfolio manager for two domestic active growth and value equity funds at Barclays Global Investors. For six years prior to that, Ms. Kok was a manager of Canadian quantitative active equity portfolios at the Ontario Teachers Pension Plan Board. Ms. Kok is a CFA Charterholder.

Daniel Lang, M.D.

Daniel Lang is a member of the RS Value Team and has been responsible for the day-to-day management of Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, and Victory RS Investors Fund (including their predecessor funds) since 2014. From 2009 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a portfolio manager at Farallon Capital Management covering biotech, medical device, pharmaceutical, and health care services globally. Previously, he was a senior associate at venture capital firm Brilleon Capital U.S. and the co-founder and CFO of Sapient Medical Group. Mr. Lang's ten years of business and investment experience is preceded by a career practicing medicine. He was a fellow in cardiology and post-doctoral research at the University of California, San Francisco, and he was board certified in internal medicine as chief medical resident at Mount Sinai Hospital in New York.

Management of the Funds (continued)

Paul Leung, CFA,

Paul Leung has been a co-portfolio manager of Victory RS Science and Technology Fund since 2016. Mr. Leung joined the Adviser in 2016 in connection with the Adviser's acquisition of RS Investments.

Mr. Leung was a member of the RS Growth Team, as an analyst, since 2012. Prior to joining RS Investments in 2012, he worked as a senior investment analyst at Ashfield Capital Partners where he focused on the technology sector. Previously, he held research and financial analyst positions at Sterling Johnston Capital Management, from 2002 to 2010, and Citigroup, from 1999 to 2001. Mr. Leung is a CFA Charterholder.

Joseph M. Mainelli

Joseph Mainelli is a member of the RS Value Team and has been involved in the management of Victory RS Large Cap Alpha Fund (including its predecessor fund) since 2012, and Victory RS Partners Fund, Victory RS Value Fund and Victory RS Investors Fund (including their predecessor funds) since 2013. From 2007 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was an equity research analyst focusing on small- and mid-cap value investments at David J. Greene & Company for three years. Previously, he was an equity research analyst at Sagamore Hill Capital and ING Furman Selz Asset Management.

David J. Marmon

David has been a co-portfolio manager of Victory Strategic Income Fund (including its predecessor fund) since 2012. Mr. Marmon is a managing director for Guardian Life and head of public fixed income investment strategy. He has over 20 years' experience in fixed income portfolio management with leadership positions in corporate credit, mortgage-backed securities as well as global developed and emerging markets. Prior to joining Guardian Life, he served as Head of Global Portfolios and US Core Portfolio Management at Fischer Francis Trees & Watts and held analyst and research positions at Chase, First Boston, and Yamaichi International in futures and options.

Gregory D. Oviatt, CFA

Mr. Oviatt is a Senior Portfolio Manager of the Adviser's INCORE Capital Management and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. He has been with the Adviser since 2014. From 2000-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Mr. Oviatt is a CFA charterholder.

Michael Reynal

Michael Reynal has been a portfolio manager of Victory Sophus Emerging Markets Fund and Victory Sophus China Fund(including their predecessor funds) since 2013, and of Victory Sophus Emerging Markets Small Cap Fund (including its predecessor fund) since its inception. From 2012 to 2016, he was with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a portfolio manager for Principal Global Investors where he led the emerging markets team, encompassing markets in Asia, Latin America, Eastern Europe, the Middle East, and Africa. He also oversaw both diversified emerging markets portfolios and specialized regional Asian equity strategies. Previously, Mr. Reynal was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group Inc. in New York. Mr. Reynal also spent four years with Paribas Capital Markets in New York in international equities and three years with Barclays de Zoete Wedd in London focusing on Latin American equities.

Management of the Funds (continued)

Kenneth L. Settles Jr., CFA

Kenneth L. Settles has been responsible for the day-to-day management of Victory Global Natural Resources Fund (including its predecessor fund) since 2007*. Mr. Settles has been a principal of SailingStone since the commencement of its operations in 2014. Prior to forming SailingStone, he was a member of the Hard Assets Team at RS Investment Management Co. LLC. Prior to joining RS Investments in 2006, he was a senior energy analyst at Neuberger Berman, LLC for seven years where he also co-managed the Neuberger Berman Premier Energy Portfolio. Previously, Mr. Settles spent three years at Salomon Smith Barney, Inc. where he was a financial analyst.

D. Scott Tracy, CFA

D. Scott Tracy is a member of the RS Growth Team and has been a co-portfolio manager and analyst of Victory RS Small Cap Growth Fund and Victory RS Select Growth Fund (including their predecessor funds) since 2007, of Victory RS Mid Cap Growth Fund (including its predecessor fund) since 2008, and Victory RS Small Cap Equity Fund and Victory RS Growth Fund (including their predecessor funds) since 2009. From 2001 to 2016, he was with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Mr. Tracy is a CFA Charterholder.

Demetrios Tsaparas, CFA

Demetrios Tsaparas has been a co-portfolio manager of Victory Strategic Income Fund (including its predecessor fund) since 2013. Mr. Tsaparas is a senior director and has been with Guardian Life since 2008. He has worked on a broad range of domestic and global macro topics, including rates, currencies, inflation, and global central banks. He also helps manage the fixed-income assets of Guardian Life. Prior to joining Guardian Life, he spent three years at New York Life Investment Management where he was second vice president for portfolio management, analytics and consulting. Prior to that, he was a trader and analyst for Spartan Capital Management. Mr. Tsaparas has a Chartered Financial Analyst (CFA) designation, and he is a member of the CFA Institute and the New York Society of Security Analysts.

*Includes service as a member of the Fund's investment team at RS Investments.

The Statement of Additional Information provides further information about the investment teams, including information regarding their compensation, other accounts they manage, and any ownership interests they may have in the Funds. For information about how to receive a copy of the Statement of Additional Information, please see the back cover of this Prospectus.

Types of Shares Available

Class A, Class C, Class R, Class R6 and Class Y shares are offered in this Prospectus. For each class, expenses and sales loads vary. Not all Funds offer all classes of shares.

Expenses

There are two types of expenses related to mutual funds: expenses you pay directly (called a sales load) and expenses that are deducted from fund assets.

Expenses You Pay Directly

There is a one-time charge that you may pay upon either purchase or sale of Class A or Class C shares of a Fund. At purchase it is called an "initial sales load;" at sale, a "deferred sales load." These charges provide compensation to Victory Capital Advisers, Inc. ("Distributor"), the Funds' principal underwriter, in connection with the sale of the Funds' shares to you. They do not cover any fee your broker or agent may charge you for helping you buy shares in the Funds.

No sales loads are imposed on Class R, Class R6 or Class Y shares. However, your financial intermediary may charge you a fee for helping you buy Class R, Class R6 or Class Y shares in the Funds.

Expenses You Pay Through the Funds

The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, distribution (Rule 12b-1 fees), dividend expense on short sales, and shareholder servicing, custody, auditing, administrative and transfer agency expenses, and fees and expenses of Trustees. Class Y shares do not pay Rule 12b-1 fees.

Distribution Arrangements and Rule 12b-1 Fees

Victory Capital Advisers, Inc., (the "Distributor"), an affiliated person of the Adviser, serves as principal underwriter and distributor of each of the Funds' shares. To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of Fund shares, the Class A, Class C, and Class R shares of the Fund make payments to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of 0.25% on Class A shares, 1.00% on Class C shares, and 0.50% on Class R shares. Because Rule 12b-1 fees are paid out of the Funds' Class A, Class C, and Class R assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales loads. For example, the higher Rule 12b-1 fees for Class C and Class R shares may cost you more over time than paying the initial sales load for Class A shares. All shareholders of Class A, Class C, and Class R shares share in the expense of Rule 12b-1 fees paid by those classes; however, because these shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

The Adviser may perform certain services and incur certain expenses with respect to the promotion of Fund shares and the servicing of shareholders, which expenses are allocable to the Distributor. The Adviser reimburses the Distributor for all expenses incurred in respect of the promotion of Fund shares in excess of amounts received by the Distributor under the Plan.

Because the Funds pay distribution and other fees for the sale of their shares and for services provided to shareholders out of the Funds' assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

A Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund

Types of Shares Available (continued)

shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisers, banks, and insurance companies. Shareholder account services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

Except with respect to Class R6 shares, the Distributor may compensate financial intermediaries for the account services they provide. The compensation paid by the Distributor to a financial intermediary is typically paid continually over time, during the period when the intermediary's clients hold investments in the Funds. The amount of continuing compensation paid by the Distributor to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary's clients' investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

In addition to payments under the Plan, the Funds reimburse the Distributor for payments the Distributor makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

The Distributor and its affiliates (including the Adviser), out of their own assets and not as an additional expense to the Funds, may also provide other compensation to financial intermediaries in connection with sales of the Funds' shares or the servicing of shareholders or shareholder accounts. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees paid by the Funds. Such payments may include, but are not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs to educate employees about the Funds; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. These payments sometimes are referred to as "revenue sharing." Additionally, such payments may result in a Fund receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. The level of compensation paid to financial intermediaries may be fixed or may vary based upon certain factors, such as: gross sales, current assets and/or number of accounts, or such other factors as may be agreed between the parties. In some instances, this compensation may be made to financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of the Funds. Financial intermediaries may not use sales of the Funds' shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority.

In some circumstances, payments to financial intermediaries may be significant and may create an incentive for a financial intermediary or its representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets or the Adviser's or an affiliate's resources on sales of or investments in Class R6 shares.

Types of Shares Available (continued)

Choosing a Share Class

You can choose from up to five share classes offered in this Prospectus when you purchase a Fund: Class A, Class C, Class R, Class R6 or Class Y, although Class R, Class R6 and Class Y shares are available only to investors who meet certain eligibility requirements. Not all Funds offer all classes of shares.

The different share classes have different expense structures and eligibility requirements. You should choose the cost structure that best meets your needs for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, and whether you might invest more money in the Funds in the future.

When you buy Class A shares, the initial sales load is deducted from the amount you invest, unless you qualify for an initial sales load waiver (which could make you subject to a contingent deferred sales load in some cases). This means that less money will be invested in the Fund immediately. Class C shares do not have initial sales loads, but you may pay a contingent deferred sales load if you sell your shares, and you will have higher ongoing operating expenses than you would with Class A shares.

The following chart summarizes the features of the different share classes. This chart is only a general summary, and you should read the description of each Fund's expenses in each Fund Summary in this Prospectus. You should also consider the effects of any available sales loads waivers.

The minimum purchase amount may be waived by the Distributor (as distributor), the Adviser, or the Trust for specific investors or types of investors, including, without limitation, retirement plans, employees of the Adviser and its affiliates and their family members, and current and former Trustees of the Trust and their family members. The Trust or the Adviser may change or waive the minimum purchase amounts at any time, or from time to time, at its discretion.

The Adviser reserves the right to redeem shares in any account with a value of less than $2,000 due to shareholder redemptions. You will be allowed 60 days to make an additional investment to meet the minimum balance before the account is liquidated. The account balance minimum does not apply to IRAs or other retirement accounts, Coverdell Education Savings Accounts, Uniform Gifts/Transfers to Minors Act accounts, or Systematic Savings accounts.

Summary of Share Classes

	Minimum Initial/ Subsequent Purchase Amount	Maximum Purchase Amount	Maximum Initial Sales Charge (Load)	Maximum Deferred Sales Load[3]	Annual 12b-1 Fee
Class A Shares	$2,500/$50[1]	None	5.75%[2]	None[4]	0.25%
Class C Shares	$2,500/$50[1]	$1,000,000	None	1.00%, if shares are redeemed within 1 year of purchase	1.00%
Class R Shares	$None/None	None	None	None	0.50%
Class R6 Shares	None/None	None	None	None	None
Class Y Shares	1,000,000/None	None	None	None	None

1A $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans. The minimum initial and subsequent purchase amounts may be waived for investors purchasing shares through fee based advisory programs; however, such investors may be subject to different minimum initial and subsequent purchase amounts imposed by such programs.

2As discussed below, initial sales loads with respect to sales of Class A shares may be waived in certain circumstances.

Types of Shares Available (continued)

3The deferred sales load is imposed on the original purchase price of the shares or the current value of the shares you are selling, whichever is less. Reinvested dividends and capital gains, and amounts attributable to capital appreciation of your shares, are not subject to the deferred sales load.

4A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See the SAI for details.

Class A Shares

All of the Funds offer Class A shares. When you buy Class A shares, you pay an initial sales load at the time of your investment, which is included in the offering price. This fee is deducted from the amount you invest, and the remainder of your money is used to buy shares in the Fund. In addition, Class A shares are subject to a Rule 12b-1 fee. The Rule 12b-1 fee associated with Class A shares is lower than the Rule 12b-1 fees associated with Class C and Class R shares. You may qualify for a reduction of the initial sales load based on the amount you invest, or you may be eligible to have the initial sales load waived under certain circumstances. Please see the tables below and on the following pages for details. Information about sales loads and sales load reductions and waivers is provided in the Prospectus, which is available to you, free of charge, at www.rsinvestments.com/prospectus.

For all Funds except the Fixed Income Funds:

Amount of Purchase Payment	Sales Load as a % of Offering Price[1]	Sales Load as a % of Net Amount Invested	Commission as a % of Offering Price	Concession to Dealers as a % of Offering Price[2]
Less than $50,000	5.75%	6.10%	5.00%	5.00%
$50,000 to $99,999	4.50%	4.71%	4.00%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%	1.75%
$1,000,000 to $2,999,999	None	None	None	1.00%
$3,000,000 to $4,999,999	None	None	None	0.75%
$5,000,000 or more	None	None	None	0.50%

1If you purchase $1 million worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 12 months of purchase, you would pay a deferred sales load of 0.75% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.

2The Distributor or its affiliates may pay special compensation from time to time.

Types of Shares Available (continued)

Fixed Income Funds (Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund, Victory Strategic Income Fund):

Amount of Purchase Payment	Sales Load as a % of Offering Price[1]	Sales Load as a % of Net Amount Invested	Commission as a % of Offering Price	Concession to Dealers as a % of Offering Price[2]
Less than $50,000	2.00%	2.04%	1.50%	1.50%
$50,000 to $99,999	1.75%	1.78%	1.25%	1.25%
$100,000 to $249,999	1.50%	1.52%	1.00%	1.00%
$250,000 to $499,999	1.25%	1.27%	0.75%	0.75%
$500,000 to $999,999	1.00%	1.01%	0.50%	0.50%
$1,000,000 to $2,999,999	None	None	None	1.00%
$3,000,000 to $4,999,999	None	None	None	0.75%
$5,000,000 or more	None	None	None	0.50%

1If you purchase $1 million worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 12 months of purchase, you would pay a deferred sales load of 0.75% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.

2The Distributor or its affiliates may pay special compensation from time to time.

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund's transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales load was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1.  Purchases sufficient to reach a breakpoint

2.  A Letter of Intent allows you to buy Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3.  Rights of Accumulation allow you to add the value of any Class A shares you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

Types of Shares Available (continued)

4.  The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (subject to limitations applicable to certain Victory Funds and excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5.  The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of the Fund, to reinvest all or part of the redemption proceeds in the Class A shares of any Victory Fund at the NAV next computed after receipt by the Transfer Agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Fund.

6.  The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a.  Purchases of $1,000,000 or more.

b.  Purchases by:

i.  current and retired Fund trustees or officers;

ii.  directors, trustees, employees, and family members of employees of the Adviser or "Affiliated Providers;"* and

iii.  registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the "Distributor"), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c.  Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts

d.  Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e.  Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. If the Distributor pays a concession to the dealer of record, a CDSC of up to 0.75% will be charged to the shareholder if any of those shares are redeemed in the first year after purchase.

  This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the SAI for details.

f.  Purchases by participants in the Victory Investment Program.

g.  Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as "supermarkets").

h.  Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

i.  Investors that have an investment account with the Adviser.

j.  IRA platforms that have an agreement with the Distributor to offer shares at NAV.

You should inform the Fund or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

Types of Shares Available (continued)

Class C Shares

All of the Funds, except RS Partners Fund, offer Class C shares. You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Purchases of $1,000,000 and above will automatically be made in Class A shares of the Funds.

Class R Shares

All of the Funds except Victory Sophus Emerging Markets Small Cap Fund, Victory High Income Municipal Bond Fund, and Victory Tax-Exempt Fund offer Class R shares. Class R shares may only be purchased by:

■  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

■  Fee-based investment products or accounts.

Class R6 Shares

Only Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund and Victory Sophus Emerging Markets Fund offer Class R6 shares. Class R6 shares may only be purchased by:

■  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

Class Y Shares

All of the Funds offer Class Y shares. Only Eligible Investors may purchase or exchange into Class Y shares of the Fund. Eligible Investors include the following:

■  Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent.

■  Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds who invest at least $2,500.

■  Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Funds.

■  Investors who purchase through select fee-based advisory programs with an approved financial intermediary. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based upon the value of the account. Such transactions may be subject to additional rules or requirements of the applicable financial intermediary's program.

Types of Shares Available (continued)

■  Purchases by:

1.  current and retired Victory Fund trustees or officers.

2.  directors, trustees, employees, and family members of employees of the Adviser or "Affiliated Providers."*

3.  investment advisory clients of the Adviser.

4.  investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

How Shares Are Priced

Each Fund calculates the NAV of each of its classes of shares by dividing the total value of the assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class that are outstanding. Shares are valued as of the close of regular trading on the NYSE (generally 4:00 p.m. eastern time) each day the NYSE is open. The Funds will not price their shares on days when the NYSE is closed. In the case of the Fixed Income Funds, the Funds will not price their shares on days when the NYSE is closed or the bond market is closed. If the Securities Industry and Financial Markets Association ("SIFMA") recommends that government securities dealers close before the close of regular trading on the NYSE (the Alternative Closing Time), the Funds reserve the right to refuse any purchase or redemption order received after the Alternative Closing Time. If the Funds close at the Alternative Closing Time, its NAV will be calculated as of the Alternative Closing Time. The Funds value their portfolio securities for which market quotations are readily available at market value. Such securities are valued at the last reported sale price on the principal exchange or market on which they are traded, or, if no sales are reported, at the mean between the closing bid and asked prices. Securities traded on the NASDAQ Stock Market LLC ("NASDAQ") are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security will generally be valued at the mean between the closing bid and asked prices. Debt securities for which quoted bid prices are readily available are valued by an independent pricing service at the bid price. If a Fund's assets are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Fund's NAV is calculated based upon the NAVs of the registered open-end management investment companies in which the Fund invests.

The Funds value securities and assets at their fair values when a market quotation is not readily available or may be unreliable, as determined in good faith in accordance with guidelines and procedures adopted by the Trust's Board of Trustees. Debt securities for which quoted bid prices are not readily available will be valued by an independent pricing service at an evaluated (or estimated) bid price, or, for debt securities not priced by an independent pricing service, at the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. The prospectuses for registered open-end investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing.

Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of the exchange rates at the close of the NYSE. Fluctuations in the values of such currencies in relation to the U.S. dollar will affect the NAV of a Fund's shares even if there has not been any change in the values of such securities as quoted in such foreign currencies. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the NAV of a Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Fund. The values of these securities used in determining the NAV of a Fund's shares are computed as of such times. Events materially affecting the values of those securities may occur between such times and the close of the Fund and therefore may not be reflected in the computation of the NAV. A Fund may determine the fair values of those securities in accordance with the Trust's guidelines and procedures. For all Funds except Victory RS International Fund, Victory RS Global Fund, Victory Sophus Emerging Markets Fund, Victory Sophus Emerging Markets Small Cap Fund, and Victory Sophus China Fund, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund's investments in foreign equity securities generally will be determined by an independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the Fund; for Victory

How Shares Are Priced (continued)

RS International Fund, Victory Sophus Emerging Markets Fund, Victory RS Global Fund, Victory Sophus China Fund, and Victory Sophus Emerging Markets Small Cap Fund, the value of the Funds' investments in foreign equity securities generally will be determined by an independent pricing service using such pricing models every day, regardless of movements in the U.S. markets. The fair value of one or more of the securities in the portfolio which is used to determine a Fund's NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in a Fund.

How to Purchase Shares

The Funds are intended as long-term investment vehicles and are not intended for short-term trading. Please refer to "Frequent Purchases and Redemptions" on page 224 for more information.

To buy shares of a Fund, you will need:

■  payment for the purchase where applicable,

■  instructions for your investment, and

■  a properly completed Trust application.

Your first purchase must be made through registered representatives of broker-dealer firms that are authorized to sell our Funds or other institutions that are authorized to sell our Funds.

A registered representative is an employee of a broker-dealer, who acts as an account executive for clients. Registered representatives provide advice on which securities to buy or sell and often receive a percentage of the commission income generated as a result.

The Distributor may from time to time, at its own expense, compensate registered representatives, certain dealers whose registered representatives have sold or are expected to sell substantial amounts of the Funds, and other financial institutions for administrative and/or marketing services. Broker-dealers may impose a transaction fee (also called a "processing" or "service" fee) for purchases or sales of Fund shares. This fee is in addition to the sales load and other charges imposed by a Fund, as described in this Prospectus.

You can make follow-up purchases through your broker or agent (who may charge for this) or in some cases directly through our transfer agent, FIS Investor Services, LLC ("FIS") (800.539.3863).

You may make your follow-up investments through FIS by mail, online, by wire transfer, or by telephone as described below and on the following page. All purchases must be made in U.S. dollars.

■  By Mail

If you wish to make a purchase by mail, please send us your request in writing, along with a check from your bank account, made payable to Victory Funds. Checks should be drawn on banks located in the United States. (Starter or counter checks will not be accepted.) In general, third-party checks, money orders, credit card checks, and travelers' checks will not be accepted as payment for purchases. In addition, bank checks (e.g., cashier's checks, bank drafts, official checks, and teller checks) for amounts less than $10,000 will not be accepted. If your purchase of shares is canceled due to nonpayment or because a check does not clear, you will be held responsible for any loss incurred by the Funds or FIS. Each Fund can redeem shares to reimburse itself or FIS for any such loss. the Adviser and each Fund reserve the right to reject any purchase order and to suspend the offering of a Fund's shares. A fee may be charged for bounced checks, stop payment orders, and similar items.

■  Online

If you have an existing account, you can place an order with us over the Internet at www.rsinvestments.com. Internet purchases have the same minimum purchase amount requirements as other purchase options, but are subject to a maximum of $49,999. For you to use this service, your bank must be a member of the Automated Clearing House. Also, you must have completed the appropriate section of your Victory Funds application. The funds will automatically be deducted from the bank account you have specified to us. The share price for an Internet order will be the public offering price next determined after funds are received (normally within two business days of the order).

How to Purchase Shares (continued)

■  By Wire

You can make a purchase by wire transfer through any bank that is a member of the Automated Clearing House. A fee may be charged for this service both by us and by the bank. Please call the Victory Funds shareholder service team at 800-539-3863 to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.

The share price for a wire order will be the public offering price next determined after receipt of the funds.

■  By Telephone

You or your registered representative can place an order with us by phone by calling 800.539.3863 between 9:00 a.m. and 6:00 p.m. eastern time on any business day. Requests received after 4:00 p.m. eastern time on any business day will be processed on the next business day. For you to use this service, your bank must be a member of the Automated Clearing House. Also, you must have completed the appropriate section of your Victory Funds application. The funds will automatically be deducted from the bank account you have specified to us. The share price for a telephone order will be the public offering price next determined after funds are received (normally within two business days of the call). Purchases by telephone are subject to a maximum purchase amount of up to 100% of your current account value.

We have authorized several broker-dealers and other institutions to receive purchase requests for Fund shares. In order for your purchase to be based on a Fund's next determined NAV, the authorized broker-dealer or other institution must receive your request before the close of the Fund and the broker-dealer or other institution must subsequently communicate the request properly to the Fund.

Other Information About Purchasing Shares

RS Small Cap Growth Fund is currently offered (by purchase or exchange) only to existing shareholders and retirement plans, and investors purchasing shares through certain financial intermediaries. RS Small Cap Equity Fund is currently offered (by purchase or exchange) only to existing shareholders. In addition, RS Small Cap Growth Fund, and RS Small Cap Equity Fund are offered to employees of the Adviser and its affiliates and their family members and to current and former Trustees of the Trust and their family members. The Trust or the Adviser may at their discretion impose additional limitations on the sale of shares of RS Small Cap Growth Fund, RS Small Cap Equity Fund or any other Fund at any time and may waive or eliminate any limitation at any time without notice. Contact the Adviser for more information.

All purchases of a Fund's shares are subject to acceptance by the Fund and are not binding until accepted and shares are issued. Failure to specify a Fund and account information may delay processing of purchases. Purchases of Fund shares are made at a price based on the NAV next determined after we receive your completed request to purchase in good order. (See "How Shares Are Priced" on page 214.) However, orders received by certain broker-dealers and other financial institutions (e.g., retirement plans) that are authorized to receive purchase requests for Fund shares on a business day prior to the close of the Fund and communicated to FIS after that business day's close of regular trading may be effected nevertheless at a price based on the NAV determined for that business day. Please initiate any wire transfer early in the morning to ensure that the wire is received by a Fund before the close of the Fund. No share certificates will be issued in connection with the sale of Fund shares.

The Trust reserves the right, at its discretion for any reason or for no reason, to reject any investor or any purchase, in whole or in part (including, without limitation, purchases by persons whose trading activity in Fund shares the Trust or the Adviser believes in its sole judgment could be

How to Purchase Shares (continued)

harmful to a Fund or is excessively frequent), and to suspend the offering of its shares for any period of time. The Trust may decide to restrict purchase and sale activity in Fund shares based on various factors, including, without limitation, whether frequent purchase and sale activity may disrupt portfolio management strategies or adversely affect Fund performance. There can be no assurance that the Trust or the Adviser will identify all frequent purchase and sale activity affecting a Fund. See "Frequent Purchases and Redemptions" on page 224.

The Funds, the Adviser, or the Distributor may at their discretion make payments for shareholder servicing, subaccounting, and other services to any intermediary through whom investors buy or hold shares in the Funds.

A Fund's shares will likely continue to be offered for sale even if the investment team for the Fund holds a negative outlook at the time for the Fund's investment style or asset class.

How to Sell Shares

Fund share prices fluctuate from day to day, so when you decide to sell your shares, their value may be higher or lower than when you bought them. The share price you receive will be the NAV next determined after we receive your completed request to sell in good order. If you are selling Class A or Class C shares, any contingent deferred sales load will be deducted from the proceeds of the sale or you are deemed to have authorized us to sell additional shares to cover the charge.

You can arrange to sell your shares in writing, over the telephone, over the Internet, or through a broker-dealer. You can also arrange to receive the proceeds of the sale by wire.

Normally, we will send payment within three business days from when we receive your request to sell; and in any event, we will make payment within seven days after we receive your request to sell.

A Fund may refuse to redeem shares or may postpone payment of proceeds during any period when:

■  trading on the NYSE is restricted;

■  the NYSE is closed for other than weekends and holidays;

■  an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its NAV, as permitted by the Securities and Exchange Commission or applicable law; or

■  permitted by the Securities and Exchange Commission.

In addition, we may delay sending sales proceeds until payment for recent purchases has cleared. This could take up to 15 days from the purchase date.

While redemptions will generally be made in cash, a Fund may pay redemptions entirely or partly in readily marketable securities or other non-cash assets under certain circumstances. This could happen if, for example, market conditions make the orderly liquidation of a Fund's securities impractical or cash payment would adversely affect the remaining shareholders.

During any 90-day period, the Trust will pay in cash all requests to redeem shares by any one shareholder up to the lesser of $250,000 and 1.00% of the value of a Fund's net assets at the beginning of the period. If redemptions by any shareholder of a Fund exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees. An investor may be subject to capital gains tax on the sale of securities received in kind.

You may redeem your shares, or sell your shares back to the appropriate Fund, on any business day when the NYSE is open, by any of the following procedures.

■  By Mail

If you wish, you can send us a written request to sell your shares.

If you are sending your request to sell shares by regular U.S. mail, use the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

If you are using registered, certified, or express mail, use the following address:

Victory Funds
c/o FIS TA Operations
4249 Easton Way, Suite 400
Columbus, OH 43219

For SIMPLE IRAs, please use the contact information provided above.

How to Sell Shares (continued)

Written orders will not be deemed received in good order until they have been delivered to the appropriate street address above, which may not be on the same business day that an order is delivered by regular mail to a P.O. box. The specific requirements for good order depend on the type of account and transaction and the method of redemption; contact the Adviser if you have questions about your particular circumstances. If you want to ensure that your order is processed on a particular day, you should submit your order by registered, certified or express mail to the appropriate street address listed above or by telephone or online.

Under certain circumstances, your written request must be accompanied by a signature guarantee in the form approved by the Securities Transfer Association. A signature guarantee may be obtained from most banks, credit unions, or other financial institutions and from most broker-dealer firms. A signature guarantee cannot be obtained from a notary public. In addition, you may be required to furnish additional documents for sales of shares of a corporation, a partnership, an agent or fiduciary, or a surviving joint owner. Please contact FIS for details.

Generally, you will need a signature guarantee if the shareholder is not a natural person, the proceeds are to be made payable to someone other than the account holder, the proceeds are to be mailed to an address other than that specified on your account records, or you recently changed your account records to show a different address, or your request is made in writing.

■  By Telephone

To redeem shares you may call 800-539-3863 between 9:00 a.m. and 6:00 p.m. eastern time on any business day. Requests received after 4:00 p.m. eastern time on any business day will be processed on the next business day.

You will automatically be authorized to sell shares by telephone unless you indicate otherwise on your application. If you did not have this privilege previously and would like to add it later, you can do so by providing us with the appropriate authorization on your Shareholder Privilege form. If the sale proceeds will be sent to the name and address in our records, you may sell shares by phone simply by calling us unless the address of record was recently changed.

You may give up some security if you accept the telephone selling privilege. Over the phone, we require specific information about your account, as well as other identifying information. We will accept a sales request from any caller who can provide this information. You risk possible loss if someone gives us unauthorized or fraudulent instructions for your account. If we follow reasonable security procedures, we are not responsible if such a loss occurs.

We have the right to change or withdraw the telephone selling privilege at any time upon seven days' notice to shareholders.

■  Online

To redeem shares for less than $50,000, you may be able to use our website, www.rsinvestments.com. Requests received after 4:00 p.m. eastern time on any business day will be processed on the next business day. The price per share you receive will be the next price calculated after we receive your Internet sale order. You will automatically be authorized to sell shares via the Internet, unless you indicate otherwise on your application. If you did not have this privilege previously and would like to add it later, you can do so by providing us with the appropriate authorization on your Shareholder Privilege form. Participants in Victory SIMPLE IRAs will automatically have this privilege unless their employer elects otherwise.

How to Sell Shares (continued)

■  By Wire

We can wire proceeds to your bank account if you fill out the authorization on our application or a Shareholder Privilege form (with signature guarantees). Your bank must be a member of the Automated Clearing House. Any fees for this service will be deducted from the proceeds. Currently, there is a $9 wire service fee.

■  Autosell

The Autosell option allows you to redeem shares from your Victory Fund accounts and to have the proceeds sent directly to your checking account. If you have established the Autosell option, you may redeem shares by calling FIS at 800-539-3863 and instructing it as to the dollar amount or number of shares you wish to redeem. The proceeds will automatically be sent to your bank through the Automated Clearing House system. Victory does not charge a fee for this option. If you did not establish this option at the time you opened your account, you need to send a written request, signed by you and any other owners of the account exactly as your names appear in FIS's records, along with a voided check to FIS at P.O. Box 182593 Columbus, OH 43218-2593.

We have authorized several broker-dealers and other institutions to receive requests to sell shares. In order for your request to sell shares to be processed at a Fund's next determined NAV, the authorized broker-dealer or other institution must receive your request before the close of the Fund and the broker-dealer or other institution must subsequently communicate the request properly to the Fund.

Exchanges

Shares of any class of a Fund may be exchanged for shares of the same class of another Victory Fund provided that the Victory Fund is accepting additional investments and the shareholder is otherwise eligible to invest in such Fund. The exchange privilege may not be available for the Acquiring Funds to exchange with all Victory Funds. See "Other Information About Purchasing Shares" on page 217 for information about exchanges into RS Small Cap Growth Fund, and RS Small Cap Equity Fund. Exchanges of shares will be made at their relative NAVs. You will not have to pay an initial sales load for such exchanges. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required and the shareholder is a resident of a state in which shares of the Fund in question are qualified for sale and the shareholder qualifies to purchase shares of that Fund. This privilege is not available to anyone who owns RS Large Cap Alpha Fund shares through a Value Guard variable annuity contract. Shareholders who received Class C shares of a Fund in connection with the reorganization of a series of The Park Avenue Portfolio into a series of the Trust may exchange such Class C shares for Class A shares of an Victory Fund that does not offer Class C shares, as applicable, until such time as the Victory Fund offers Class C shares. Shareholders will not be required to pay any initial or deferred sales loads in connection with exchanges made pursuant to the prior sentence or later sales of Class A shares received pursuant to such exchanges.

If you sell your shares at any point after an exchange, any contingent deferred sales load will be calculated from the date of the initial purchase, not the date of exchange. FOR FEDERAL INCOME TAX PURPOSES, AN EXCHANGE IS THE SAME AS A SALE, SO TAXABLE GAINS OR LOSSES MAY BE REALIZED.

You can request an exchange by mail, by telephone, via the Internet, or through your registered representative, as you would with any purchase or sale (brokers may charge for this). You will automatically have telephone and Internet sale privileges unless you decline the privilege in the appropriate section of our application. The minimum telephone or Internet exchange is $100, and Internet exchanges must be less than $1 million. Telephone and Internet exchanges have the same security rules as telephone and Internet withdrawals. Participants in Victory SIMPLE IRAs will automatically have these privileges unless their employer elects otherwise. The minimum telephone exchange is waived for Victory SIMPLE IRA participants.

Exchanges are subject to the limitations on frequent and short-term trading described in "Frequent Purchases and Redemptions" below.

Exchange privileges may be terminated, modified, or suspended by a Fund upon 60 days' prior notice to shareholders.

Cost Basis Reporting

Upon the sale or exchange of your shares in a Fund, such Fund or, if you purchase your shares through a broker, dealer or other financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you sold or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please call the Funds' transfer agent, FIS, at 800-539-3863 or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax adviser to determine which available cost basis method is best for you.

Frequent Purchases and Redemptions

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

The Fund's Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:

■  Employ "fair value" pricing to minimize the discrepancies between a security's market quotation and its perceived market value, which often gives rise to market timing activity; and

■  Monitor for suspected market timing based on "short-term transaction" activity, that is, a purchase or redemption of the Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, Victory Portfolios considers, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the "short-term transaction" policy for certain types of transactions if, in the opinion of Victory Capital, under the oversight of the Fund's Board of Trustees, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary's policy to deter short-term or excessive trading (i) if we believe that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.

The Fund's market timing policies and procedures may be modified or terminated at any time under the oversight of the Fund's Board of Trustees.

Special Purchase and Sale Plans

Special purchase and sale plans we offer for the Funds are briefly described below. If you would like more information about them, please call us at 800-539-3863. These plans are not available to anyone who owns Victory RS Large Cap Alpha Fund shares through a Value Guard variable annuity contract. We reserve the right to modify, end, or charge for these plans at any time. These programs do not ensure a profit or prevent any loss in your Fund investment.

■  Automatic Investment Plan

If you participate in this plan, we will automatically withdraw a specified amount from your bank account for investment in one or more Funds. We will need your bank information and the amount ($50 or more) and frequency of your investment. To participate you must complete the appropriate section of your application or Shareholder Privilege form. Also, your bank must be a member of the Automated Clearing House. You can opt out of the plan at any time by notifying us, but it may take up to 15 days for us to stop withdrawals from your account. If at any time there are insufficient funds in your account to cover the withdrawal, we will terminate the plan.

■  Automatic Withdrawal Plan

If you own at least $5,000 worth of shares in a Fund, you can arrange to withdraw a specific amount monthly, quarterly, semiannually, or annually. The minimum withdrawal is $25. These minimums do not apply to Victory SIMPLE IRAs. You may establish the automatic withdrawal privilege over the telephone or the Internet only if the proceeds will be paid directly to the name and address in our records. For payment to a bank account, the bank account must have the same name and address as in our records. Simply submit your request for withdrawals to be deposited in your bank account in writing (no signature guarantee required), along with a voided check or bank deposit ticket. To pay another party or mail the proceeds to an address other than the address in our records, a signature-guaranteed written request or Shareholder Privilege form is required. You must apply at least 30 days before the first payment date. To end withdrawals, give us notice at any time. Please note that taxable gains or losses may be realized when shares are automatically withdrawn.

If you are making an automatic withdrawal of proceeds of shares, no contingent deferred sales load will be imposed, so long as you do not withdraw annually more than 12% of the account value as of the time when you set up the account plan.

It may not be advantageous to buy additional shares at the same time that you are making automatic withdrawals because of tax liabilities and sales loads. Any charges made by FIS to operate an automatic withdrawal plan will be assessed against your accounts when each withdrawal is made.

USA Patriot Act

To help the government fight the funding of terrorism and money-laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their NAVs at the time of the redemption.

Dividends and Distributions

The following Funds declare dividends from net investment income daily and distribute these dividends to shareholders once per month:

■  Victory INCORE Investment Quality Bond Fund

■  Victory INCORE Low Duration Bond Fund

■  Victory High Yield Fund

■  Victory Tax-Exempt Fund

■  Victory High Income Municipal Bond Fund

■  Victory Floating Rate Fund

■  Victory Strategic Income Fund

All of the Funds intend to distribute substantially all net investment income to shareholders at least once a year.

In addition, each Fund distributes net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) to shareholders at least annually (or more often, if necessary to avoid certain excise or income taxes on the Fund).

You may choose either of the following distribution options:

■  reinvest your distributions in additional shares of your Fund; or

■  receive your distributions in cash.

All distributions will be automatically reinvested in Fund shares unless you request cash payment with at least 10 days' prior notice to FIS.

Taxes

Qualification as a Regulated Investment Company

Each Fund has elected, or intends to elect, and intends to qualify and be treated each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to meet all requirements that are necessary for it to be relieved of federal income taxes on income and gains it distributes to shareholders and to avoid the imposition of excise taxes. If a Fund were to fail to qualify as a regulated investment company, corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders would result. A Fund generally will distribute substantially all of its net income and net short-term and long-term capital gains on a current basis. Each Fund intends to make distributions sufficient to avoid imposition of an excise tax, although from time to time a Fund may choose to pay an excise tax where the cost of making the required distribution exceeds the amount of the tax.

Taxes on Dividends and Distributions

(The following summary does not apply to qualified retirement accounts (because tax is deferred until you withdraw your money) or tax-exempt investors. See below for more information about exempt-interest distributions from the Victory Tax-Exempt Fund and Victory High Income Municipal Bond Fund.) For federal income tax purposes, distributions of investment income (other than "exempt-interest dividends," described below) are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have held Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year and that are properly reported by that Fund as capital gains dividends will be treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income, and shareholders will not be able to offset such distributions with capital losses that they recognize with respect to their other investments. Distributions of investment income designated by a Fund as derived from "qualified dividend income" ("QDI") will be taxed in the hands of individuals at the rate applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and the Fund levels. Dividends received by a Fund from a REIT generally will not constitute QDI. Distributions attributable to gain from the sale of master limited partnerships may be taxed as ordinary income. If Victory Strategic Income Fund invests in tax credit bonds and elects to pass the accompanying tax credits through to you, you will be treated as having received a distribution in money equal to your proportionate share of the amount of such credits and be permitted to take a credit against your U.S. federal income tax liability in the amount of the deemed distribution, subject to certain limitations imposed by the Code on such credits. Victory Strategic Income Fund has not decided whether it will pass such credits through to its shareholders or not. Distributions to you are taxable even if they are paid from income or gains earned by a Fund before you invested in the Fund (and thus were included in the price paid for the Fund shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and the tax status of distributions paid to you by each of the Funds for the preceding year.

Dividends paid by a Fund to a corporate shareholder may be eligible for the dividends received deduction. Dividends paid by Victory RS International Fund, Victory Sophus Emerging Markets Fund, Victory Sophus Emerging Markets Small Cap Fund, Victory Sophus China Fund, Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund are not expected to be eligible for the corporate dividends

Taxes (continued)

received deduction. Dividends paid by Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund, and Victory Strategic Income Fund are not expected to be QDI. Dividends from the other Funds will be reported as QDI or as eligible for the dividends received deduction to the extent, if any, that they are attributable to QDI or to such dividends received by a Fund.

The Internal Revenue Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts, and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by a Fund, and net gains recognized on the sale or exchange of shares of a Fund. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.

Distributions from Victory Tax-Exempt Fund

Victory Tax-Exempt Fund expects to be eligible to distribute primarily exempt-interest dividends. These dividends will be exempt income for federal income tax purposes whether received in the form of cash or additional shares. However, dividends from the Fund may not be entirely tax-exempt. Distributions of market discount and short-term capital gains, as well as dividends from taxable interest, will be taxable to you as ordinary income, and any distributions by the Fund of net long-term capital gains will generally be taxable to you as long-term capital gains includible in net capital gain. Distributions from the Fund may be subject to state and local taxes.

Early in the year, the Fund will provide you with information about the exempt-interest dividends you received during the preceding year. You must disclose this information on your federal tax return. The report also will state the amount that relates to private activity bonds which could be subject to the alternative minimum tax ("AMT"). Note that all exempt-interest dividends paid to a corporate shareholder subject to the corporate AMT will be included in adjusted current earnings for purposes of the adjustment to the corporate AMT. If you are or will be subject to the AMT, please consult your tax adviser regarding the implications of holding shares in the Tax-Exempt Fund. We also recommend that corporations consult their tax advisers about the implications of holding these shares.

If you receive Social Security or railroad retirement benefits, please consult your tax adviser and be aware that exempt- interest dividends will be considered for the purpose of determining to what extent your benefits will be taxed.

Interest on indebtedness you incurred to purchase or carry shares of Tax-Exempt Fund generally will not be deductible for federal income tax purposes.

Distributions from Victory High Income Municipal Bond Fund

Victory High Income Municipal Bond Fund expects to be eligible to distribute primarily exempt-interest dividends. These dividends generally will be exempt income for federal income tax purposes whether received in the form of cash or additional shares, but may be subject to state and local taxes, as well as the federal alternative minimum tax ("AMT"). Certain debt instruments in which the Fund is permitted to invest pay interest income subject to federal income tax. Distributions of market discount, short-term capital gains, and other taxable investment income will be taxable to you as ordinary income, and any distributions by the Fund of net long-term capital gains will generally be taxable to you as long-term capital gains. Distributions from the Fund may be subject to state and local taxes.

Early in the year, the Fund will provide you with information about the exempt-interest dividends you received during the preceding year. You must disclose this information on your federal tax return. The report also will state the amount that relates to private activity bonds which could be subject to the AMT. If the Fund invests substantially in private activity bonds, a substantial portion of

Taxes (continued)

the fund's exempt-interest dividends will potentially be subject to the AMT and therefore not exempt from all federal income tax. Note that all exempt-interest dividends paid to a corporate shareholder will be included in adjusted current earnings for purposes of determining the corporation's adjusted minimum taxable income potentially subject to the AMT. If you are a corporate shareholder or an individual shareholder who is or will be subject to the AMT, please consult your tax adviser regarding the implications of holding shares in the Victory High Income Municipal Bond Fund.

If you receive Social Security or railroad retirement benefits, please consult your tax adviser and be aware that exempt-interest dividends will be considered for the purpose of determining to what extent your benefits will be taxed.

Interest on indebtedness you incurred to purchase or carry shares of Victory High Income Municipal Bond Fund generally will not be deductible for federal income tax purposes.

Taxes When You Sell or Exchange Your Shares

Any gains resulting from the sale or exchange of your shares in the Funds (including an exchange for shares of another Fund) will also generally be subject to federal income tax as capital gains. Shares held by you for more than one year will be taxable as long-term capital gains as described above. Shares held for less than one year will be taxable as short-term capital gains. For information about determining your tax basis for shares, including those acquired through the reinvestment of dividends, see "Cost Basis Reporting" above.

Foreign Investments

A Fund's investments in foreign securities may be subject to foreign withholding and other taxes on investment income or, in some cases, gain or proceeds from disposition of such securities. Foreign taxes decrease a Fund's yield on the subject securities. If at the end of a Fund's taxable year more than 50% of the value of its total assets consists of stocks or securities of foreign corporations, it will be eligible and may choose to pass through to its shareholders a credit or deduction for foreign taxes it has paid. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Other Investments

A Fund's investments in certain debt obligations, mortgage-backed securities and asset-backed securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

A Fund's short sales and investments in derivatives and ETFs could affect the amount, timing or character of distributions payable to, and thus, taxes payable by its shareholders.

Consult Your Tax Adviser About Other Possible Tax Consequences

This is a summary of certain federal tax consequences of investing in a Fund. You should consult your tax adviser for more information about your own tax situation, including possible foreign, state, and local taxes.

Disclosure of Portfolio Holdings

The Funds discloses their complete portfolio holdings as of the end of their second fiscal quarter and their fiscal year in their reports to shareholders. The Funds send reports to their existing shareholders no later than 60 days after the relevant fiscal period, and file these reports with the SEC by the 70th day after the end of the relevant fiscal period.

You can find these reports on the Funds' website, rsinvestments.com, and on the SEC's website, www.sec.gov. The Funds file their complete portfolio holdings as of the end of their first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC's website, www.sec.gov.

The Funds also disclose their complete portfolio holdings each calendar quarter on the Funds' website, rsinvestments.com, no earlier than the 15th day after the quarter end. You can find a complete description of the Funds' policies and procedures with respect to disclosure of its portfolio securities in the Funds' SAI or on the Funds' website, rsinvestments.com.

Manager of Managers Structure

Each Fund's initial shareholder has approved the use of a manager of managers structure for the Fund. Accordingly, subject to the review and approval of the Board, and notice to shareholders, each Fund may adopt a "manager of managers" structure in the future. In a manager of managers structure, the Adviser implements a Fund's investment strategies primarily by selecting one or more sub-advisers, rather than relying on its portfolio managers. To the extent that a Fund relies on a manager of managers structure in the future, the Adviser could enter into one or more sub-advisory agreements without first obtaining shareholder approval when the Adviser and the Board believe that the selection of the sub-adviser would benefit the Fund and its shareholders. In evaluating a prospective sub-adviser, the Adviser would consider, among other things, the firm's experience, investment philosophy and historical performance. The Adviser would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage the Fund.

The Victory Funds have received an order from the Securities and Exchange Commission enabling them to adopt a manager of managers structure, and it may rely on that order or any amended or superseding order obtained in the future (together, the "SEC Order"). To the extent a Fund relies on the SEC Order, the Fund and the Adviser will comply with the relevant restrictions and conditions contained in the SEC Order, which are designed to protect Fund shareholders from potential conflicts of interests, including a requirement that the Fund notify shareholders and provide them with certain information in connection with the retention of any new sub-adviser or a material amendment of any existing sub-adviser agreement.

Financial Highlights

The "Financial Highlights" tables below are intended to help you understand each Fund's financial performance for the past five fiscal years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. "Total Return" in the table represents the rate at which an investor would have made or lost money in an investment in the Fund (assuming the reinvestment of all distributions). No information is presented for Class R6 shares of the Funds as that share class is new as of the date of this Prospectus.

The financial highlights for each of the Funds have been audited by the Funds' independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report, along with such Funds' financial statements, is included in the Funds' annual reports to shareholders, which are available on request, or online at rsinvestments.com.

The financial highlights for each Fund reflect the historical financial highlights of its corresponding predecessor fund, a separate series of RS Investment Trust that was managed by RS Investment Management Co. LLC. Upon the completion of the reorganization of each predecessor fund with and into its respective Fund, which occurred on July 29, 2016, the Class A, Class C, Class R and Class Y shares of each Fund, as applicable, assumed the performance, financial and other historical information of the Class A, Class C, Class K and Class Y shares, respectively, of the corresponding predecessor fund as indicated in the table below:

Victory Fund	Predecessor Fund
Victory RS Growth Fund	RS Growth Fund
Victory RS Mid Cap Growth Fund	RS Mid Cap Growth Fund
Victory RS Select Growth Fund	RS Select Growth Fund
Victory RS Small Cap Equity Fund	RS Small Cap Equity Fund
Victory RS Small Cap Growth Fund	RS Small Cap Growth Fund
Victory RS Science and Technology Fund	RS Technology Fund
Victory RS Investors Fund	RS Investors Fund
Victory RS Large Cap Alpha Fund	RS Large Cap Alpha Fund
Victory RS Partners Fund	RS Partners Fund
Victory RS Value Fund	RS Value Fund
Victory RS Global Fund	RS Global Fund
Victory RS International Fund	RS International Fund
Victory Sophus China Fund	RS China Fund
Victory Sophus Emerging Markets Fund	RS Emerging Markets Fund
Victory Sophus Emerging Markets Small Cap Fund	RS Emerging Markets Small Cap Fund
Victory Global Natural Resources Fund	RS Global Natural Resources Fund
Victory INCORE Investment Quality Bond Fund	RS Investment Quality Bond Fund
Victory INCORE Low Duration Bond Fund	RS Low Duration Bond Fund
Victory High Yield Fund	RS High Yield Fund
Victory Tax-Exempt Fund	RS Tax-Exempt Fund
Victory High Income Municipal Bond Fund	RS High Income Municipal Bond Fund
Victory Floating Rate Fund	RS Floating Rate Fund
Victory Strategic Income Fund	RS Strategic Income Fund

Financial Highlights

RS PARTNERS FUND

	Class A
	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$31.08		$40.09		$31.93	$29.28	$33.09
Net investment income/(loss)	(0.11	)(1)	(0.14	)(1)	(0.15)	(0.09)	(0.27)
Net realized and unrealized gain/(loss)	(3.22)		(1.52)		13.48	5.74	(2.28)
Total operations	(3.33)		(1.66)		13.33	5.65	(2.55)
Distributions from net investment income	—		—		—	—	—
Distributions from net realized capital gains	(0.86)		(7.35)		(5.17)	(3.00)	(1.26)
Total distributions	(0.86)		(7.35)		(5.17)	(3.00)	(1.26)
Net asset value, end of period	$26.89		$31.08		$40.09	$31.93	$29.28
Total return (2)	(10.74)%		(3.85)%		42.15%	19.39%	(7.59)%
Net assets, end of period (000s)	$475,722		$827,108		$1,335,819	$1,137,349	$1,290,313
Net ratio of expenses to average net assets (3)	1.42%		1.45%		1.45%	1.45%	1.47%
Gross ratio of expenses to average net assets	1.42%		1.55%		1.51%	1.48%	1.47%
Net ratio of net investment income/(loss) to average net assets (3)	(0.35)%		(0.35)%		(0.39)%	(0.21)%	(0.77)%
Gross ratio of net investment income/(loss) to average net assets	(0.35)%		(0.45)%		(0.45)%	(0.24)%	(0.77)%
Portfolio turnover rate	42%		47%		49%	39%	40%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS PARTNERS FUND (continued)

	Class K
	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$29.72		$38.82		$31.14	$28.75	$32.67
Net investment income/(loss)	(0.21	)(1)	(0.25	)(1)	(0.18)	(0.39)	(0.51)
Net realized and unrealized gain/(loss)	(3.08)		(1.50)		13.03	5.78	(2.15)
Total operations	(3.29)		(1.75)		12.85	5.39	(2.66)
Distributions from net investment income	—		—		—	—	—
Distributions from net realized capital gains	(0.86)		(7.35)		(5.17)	(3.00)	(1.26)
Total distributions	(0.86)		(7.35)		(5.17)	(3.00)	(1.26)
Net asset value, end of period	$25.57		$29.72		$38.82	$31.14	$28.75
Total return (2)	(11.09)%		(4.21)%		41.68%	18.84%	(8.03)%
Net assets, end of period (000s)	$2,365		$4,321		$4,920	$3,770	$3,976
Net ratio of expenses to average net assets (3)	1.81%		1.80%		1.79%	1.90%	1.96%
Gross ratio of expenses to average net assets	1.81%		1.88%		1.85%	1.93%	1.96%
Net ratio of net investment income/(loss) to average net assets (3)	(0.74)%		(0.66)%		(0.73)%	(0.65)%	(1.25)%
Gross ratio of net investment income/(loss) to average net assets	(0.74)%		(0.74)%		(0.79)%	(0.68)%	(1.25)%
Portfolio turnover rate	42%		47%		49%	39%	40%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS PARTNERS FUND (continued)

	Class Y
	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$31.95		$40.86	$32.38	$29.58	$33.31
Net investment income/(loss)	(0.02	)(1)	0.01 (1)	(0.06)	0.02	(0.16)
Net realized and unrealized gain/(loss)	(3.32)		(1.57)	13.75	5.78	(2.31)
Total operations	(3.34)		(1.56)	13.69	5.80	(2.47)
Distributions from net investment income	—		—	(0.04)	—	—
Distributions from net realized capital gains	(0.86)		(7.35)	(5.17)	(3.00)	(1.26)
Total distributions	(0.86)		(7.35)	(5.21)	(3.00)	(1.26)
Net asset value, end of period	$27.75		$31.95	$40.86	$32.38	$29.58
Total return (2)	(10.47)%		(3.53)%	42.68%	19.70%	(7.30)%
Net assets, end of period (000s)	$542,595		$903,833	$969,934	$619,450	$507,063
Net ratio of expenses to average net assets (3)	1.12%		1.11%	1.11%	1.16%	1.18%
Gross ratio of expenses to average net assets	1.18%		1.18%	1.17%	1.19%	1.18%
Net ratio of net investment income/(loss) to average net assets (3)	(0.05)%		0.04%	(0.04)%	0.13%	(0.47)%
Gross ratio of net investment income/(loss) to average net assets	(0.11)%		(0.03)%	(0.10)%	0.10%	(0.47)%
Portfolio turnover rate	42%		47%	49%	39%	40%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS VALUE FUND

	Class A
	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$33.04		$34.76	$25.93	$23.04	$25.91
Net investment income/(loss)	(0.08	)(1)	0.25 (1)	(0.07)	0.26	(0.14)
Net realized and unrealized gain/(loss)	(1.98)		3.71	9.82	2.92	(2.73)
Total operations	(2.06)		3.96	9.75	3.18	(2.87)
Distributions from net investment income	—		(0.36)	(0.06)	(0.29)	—
Distributions from net realized capital gains	(2.65)		(5.32)	(0.86)	—	—
Total distributions	(2.65)		(5.68)	(0.92)	(0.29)	—
Net asset value, end of period	$28.33		$33.04	$34.76	$25.93	$23.04
Total return (2)	(6.18)%		11.60%	37.68%	13.83%	(11.08)%
Net assets, end of period (000s)	$352,205		$432,082	$642,364	$584,056	$805,042
Net ratio of expenses to average net assets (3)	1.26%		1.29%	1.28%	1.28%	1.28%
Gross ratio of expenses to average net assets	1.26%		1.35%	1.35%	1.37%	1.31%
Net ratio of net investment income/(loss) to average net assets (3)	(0.24)%		0.71%	(0.17)%	0.94%	(0.35)%
Gross ratio of net investment income/(loss) to average net assets	(0.24)%		0.65%	(0.24)%	0.85%	(0.38)%
Portfolio turnover rate	55%		56%	48%	58%	40%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS VALUE FUND (continued)

	Class C
	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$31.54		$33.47		$25.13	$22.35	$25.33
Net investment income/(loss)	(0.32	)(1)	—	(1)(4)	(0.35)	(0.04)	(0.27)
Net realized and unrealized gain/(loss)	(1.88)		3.52		9.55	2.94	(2.71)
Total operations	(2.20)		3.52		9.20	2.90	(2.98)
Distributions from net investment income	—		(0.13)		—	(0.12)	—
Distributions from net realized capital gains	(2.65)		(5.32)		(0.86)	—	—
Total distributions	(2.65)		(5.45)		(0.86)	(0.12)	—
Net asset value, end of period	$26.69		$31.54		$33.47	$25.13	$22.35
Total return (2)	(6.92)%		10.75%		36.69%	12.98%	(11.76)%
Net assets, end of period (000s)	$24,714		$30,568		$30,534	$25,402	$27,851
Net ratio of expenses to average net assets (3)	2.04%		2.06%		2.03%	2.03%	2.03%
Gross ratio of expenses to average net assets	2.04%		2.11%		2.11%	2.11%	2.10%
Net ratio of net investment income/(loss) to average net assets (3)	(1.03)%		0.00	%(5)	(0.92)%	0.28%	(1.07)%
Gross ratio of net investment income/(loss) to average net assets	(1.03)%		(0.05)%		(1.00)%	0.20%	(1.14)%
Portfolio turnover rate	55%		56%		48%	58%	40%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

(5)  Rounds to 0.00%.

Financial Highlights

RS VALUE FUND (continued)

	Class K
	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$32.29		$34.15	$25.54	$22.73	$25.66
Net investment income/(loss)	(0.21	)(1)	0.13 (1)	(0.31)	0.21	(0.16)
Net realized and unrealized gain/(loss)	(1.92)		3.60	9.78	2.83	(2.77)
Total operations	(2.13)		3.73	9.47	3.04	(2.93)
Distributions from net investment income	—		(0.27)	—	(0.23)	—
Distributions from net realized capital gains	(2.65)		(5.32)	(0.86)	—	—
Total distributions	(2.65)		(5.59)	(0.86)	(0.23)	—
Net asset value, end of period	$27.51		$32.29	$34.15	$25.54	$22.73
Total return (2)	(6.54)%		11.15%	37.16%	13.38%	(11.42)%
Net assets, end of period (000s)	$3,456		$4,412	$3,948	$4,116	$3,184
Net ratio of expenses to average net assets (3)	1.65%		1.69%	1.68%	1.68%	1.68%
Gross ratio of expenses to average net assets	1.65%		1.73%	1.70%	1.74%	1.81%
Net ratio of net investment income/(loss) to average net assets (3)	(0.64)%		0.37%	(0.55)%	0.71%	(0.71)%
Gross ratio of net investment income/(loss) to average net assets	(0.64)%		0.33%	(0.57)%	0.65%	(0.84)%
Portfolio turnover rate	55%		56%	48%	58%	40%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS VALUE FUND (continued)

	Class Y
	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$33.23		$34.99	$26.09	$23.19	$26.01
Net investment income/(loss)	(0.02	)(1)	0.38 (1)	0.02	0.43	(0.02)
Net realized and unrealized gain/(loss)	(1.99)		3.69	9.88	2.84	(2.80)
Total operations	(2.01)		4.07	9.90	3.27	(2.82)
Distributions from net investment income	—		(0.51)	(0.14)	(0.37)	—
Distributions from net realized capital gains	(2.65)		(5.32)	(0.86)	—	—
Total distributions	(2.65)		(5.83)	(1.00)	(0.37)	—
Net asset value, end of period	$28.57		$33.23	$34.99	$26.09	$23.19
Total return (2)	(5.99)%		11.85%	38.05%	14.12%	(10.84)%
Net assets, end of period (000s)	$724,715		$821,479	$643,582	$469,314	$613,636
Net ratio of expenses to average net assets (3)	1.06%		1.05%	1.03%	1.03%	1.03%
Gross ratio of expenses to average net assets	1.11%		1.11%	1.14%	1.12%	1.14%
Net ratio of net investment income/(loss) to average net assets (3)	(0.05)%		1.05%	0.08%	1.23%	(0.06)%
Gross ratio of net investment income/(loss) to average net assets	(0.10)%		0.99%	(0.03)%	1.14%	(0.17)%
Portfolio turnover rate	55%		56%	48%	58%	40%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS LARGE CAP ALPHA FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$59.25	$59.06	$43.95	$38.48	$42.51
Net investment income/(loss)	0.50 (1)	0.55 (1)	0.45 (1)	0.67 (1)	0.24	(1)
Net realized and unrealized gain/(loss)	(1.74)	7.13	16.28	5.58	(4.09)
Total operations	(1.24)	7.68	16.73	6.25	(3.85)
Distributions from net investment income	(0.57)	(0.55)	(0.47)	(0.78)	(0.23)
Distributions from net realized capital gains	(6.46)	(6.94)	(1.15)	—	—
Total distributions	(7.03)	(7.49)	(1.62)	(0.78)	(0.23)
Increase from regulatory settlements	—	—	—	—	0.05
Net asset value, end of period	$50.98	$59.25	$59.06	$43.95	$38.48
Total return (2)	(2.03)%	13.08%	38.17%	16.26%	(8.92	)%(6)
Net assets, end of period (000s)	$556,204	$630,654	$618,893	$491,082	$485,820
Net ratio of expenses to average net assets (3)	0.89%	0.92%	0.92%	0.98%	0.92%
Gross ratio of expenses to average net assets	0.89%	0.92%	0.92%	0.98%	0.92%
Net ratio of net investment income/(loss) to average net assets (3)	0.86%	0.89%	0.86%	1.59%	0.58%
Gross ratio of net investment income/(loss) to average net assets	0.86%	0.89%	0.86%	1.59%	0.58%
Portfolio turnover rate	39%	60%	48%	51%	41%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(6)  Without the effect of the increase from the regulatory settlements, the total returns would have been (9.05)%, (9.78)%, (9.42)% and (8.79)% for Class A, Class C, Class K and Class Y, respectively.

Financial Highlights

RS LARGE CAP ALPHA FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$53.96	$54.43	$40.66	$35.63	$39.44
Net investment income/(loss)	0.03 (1)	0.04 (1)	0.02 (1)	0.30 (1)	(0.08	)(1)
Net realized and unrealized gain/(loss)	(1.58)	6.53	15.01	5.17	(3.78)
Total operations	(1.55)	6.57	15.03	5.47	(3.86)
Distributions from net investment income	(0.15)	(0.10)	(0.11)	(0.44)	—
Distributions from net realized capital gains	(6.46)	(6.94)	(1.15)	—	—
Total distributions	(6.61)	(7.04)	(1.26)	(0.44)	—
Increase from regulatory settlements	—	—	—	—	0.05
Net asset value, end of period	$45.80	$53.96	$54.43	$40.66	$35.63
Total return (2)	(2.80)%	12.15%	37.06%	15.37%	(9.66	)%(6)
Net assets, end of period (000s)	$33,608	$36,868	$34,506	$23,824	$27,323
Net ratio of expenses to average net assets (3)	1.69%	1.73%	1.74%	1.75%	1.69%
Gross ratio of expenses to average net assets	1.69%	1.73%	1.74%	1.75%	1.69%
Net ratio of net investment income/(loss) to average net assets (3)	0.06%	0.08%	0.04%	0.78%	(0.22)%
Gross ratio of net investment income/(loss) to average net assets	0.06%	0.08%	0.04%	0.78%	(0.22)%
Portfolio turnover rate	39%	60%	48%	51%	41%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(6)  Without the effect of the increase from the regulatory settlements, the total returns would have been (9.05)%, (9.78)%, (9.42)% and (8.79)% for Class A, Class C, Class K and Class Y, respectively.

Financial Highlights

RS LARGE CAP ALPHA FUND (continued)

	Class K
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$59.15	$58.97	$43.88	$38.42	$42.35
Net investment income/(loss)	0.29 (1)	0.31 (1)	0.25 (1)	0.53 (1)	0.06	(1)
Net realized and unrealized gain/(loss)	(1.74)	7.09	16.23	5.55	(4.04)
Total operations	(1.45)	7.40	16.48	6.08	(3.98)
Distributions from net investment income	(0.31)	(0.28)	(0.24)	(0.62)	—
Distributions from net realized capital gains	(6.46)	(6.94)	(1.15)	—	—
Total distributions	(6.77)	(7.22)	(1.39)	(0.62)	—
Increase from regulatory settlements	—	—	—	—	0.05
Net asset value, end of period	$50.93	$59.15	$58.97	$43.88	$38.42
Total return (2)	(2.38)%	12.62%	37.66%	15.84%	(9.28	)%(6)
Net assets, end of period (000s)	$12,402	$16,458	$16,785	$13,911	$13,667
Net ratio of expenses to average net assets (3)	1.26%	1.31%	1.31%	1.33%	1.33%
Gross ratio of expenses to average net assets	1.26%	1.31%	1.31%	1.33%	1.33%
Net ratio of net investment income/(loss) to average net assets (3)	0.49%	0.50%	0.48%	1.26%	0.13%
Gross ratio of net investment income/(loss) to average net assets	0.49%	0.50%	0.48%	1.26%	0.13%
Portfolio turnover rate	39%	60%	48%	51%	41%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(6)  Without the effect of the increase from the regulatory settlements, the total returns would have been (9.05)%, (9.78)%, (9.42)% and (8.79)% for Class A, Class C, Class K and Class Y, respectively.

Financial Highlights

RS LARGE CAP ALPHA FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$59.08	$58.92	$43.83	$38.38	$42.46
Net investment income/(loss)	0.62 (1)	0.71 (1)	0.59 (1)	0.77 (1)	0.38	(1)
Net realized and unrealized gain/(loss)	(1.74)	7.10	16.27	5.59	(4.12)
Total operations	(1.12)	7.81	16.86	6.36	(3.74)
Distributions from net investment income	(0.68)	(0.71)	(0.62)	(0.91)	(0.39)
Distributions from net realized capital gains	(6.46)	(6.94)	(1.15)	—	—
Total distributions	(7.14)	(7.65)	(1.77)	(0.91)	(0.39)
Increase from regulatory settlements	—	—	—	—	0.05
Net asset value, end of period	$50.82	$59.08	$58.92	$43.83	$38.38
Total return (2)	(1.82)%	13.34%	38.58%	16.58%	(8.65	)%(6)
Net assets, end of period (000s)	$31,662	$189,850	$175,475	$134,114	$144,642
Net ratio of expenses to average net assets (3)	0.68%	0.66%	0.65%	0.69%	0.63%
Gross ratio of expenses to average net assets	0.68%	0.66%	0.65%	0.69%	0.63%
Net ratio of net investment income/(loss) to average net assets (3)	1.05%	1.16%	1.13%	1.84%	0.98%
Gross ratio of net investment income/(loss) to average net assets	1.05%	1.16%	1.13%	1.84%	0.98%
Portfolio turnover rate	39%	60%	48%	51%	41%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(6)  Without the effect of the increase from the regulatory settlements, the total returns would have been (9.05)%, (9.78)%, (9.42)% and (8.79)% for Class A, Class C, Class K and Class Y, respectively.

Financial Highlights

RS INVESTORS FUND

	Class A
	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$12.95		$13.02	$8.96		$7.48	$7.88
Net investment income/(loss)	(0.04	)(1)	0.14 (1)	(0.02	)(1)	0.12 (1)	(0.01	)(1)
Net realized and unrealized gain/(loss)	(0.49)		0.42	4.14		1.48	(0.39)
Total operations	(0.53)		0.56	4.12		1.60	(0.40)
Distributions from net investment income	—		(0.12)	—	(4)	(0.12)	—
Distributions from net realized capital gains	—		(0.51)	(0.06)		—	—
Total distributions	—		(0.63)	(0.06)		(0.12)	—
Net asset value, end of period	$12.42		$12.95	$13.02		$8.96	$7.48
Total return (2)	(4.09)%		4.39%	46.04%		21.46%	(5.08)%
Net assets, end of period (000s)	$41,556		$67,364	$35,159		$12,183	$11,715
Net ratio of expenses to average net assets (3)	1.33%		1.32%	1.30%		1.30%	1.22%
Gross ratio of expenses to average net assets	1.51%		1.52%	1.89%		2.28%	2.07%
Net ratio of net investment income/(loss) to average net assets (3)	(0.28)%		1.04%	(0.23)%		1.42%	(0.11)%
Gross ratio of net investment income/(loss) to average net assets	(0.46)%		0.84%	(0.82)%		0.44%	(0.96)%
Portfolio turnover rate	50%		83%	128%		97%	55%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

Financial Highlights

RS INVESTORS FUND (continued)

	Class C
	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$12.26		$12.40	$8.60		$7.16	$7.60
Net investment income/(loss)	(0.12	)(1)	0.02 (1)	(0.11	)(1)	0.05 (1)	(0.06	)(1)
Net realized and unrealized gain/(loss)	(0.47)		0.42	3.97		1.42	(0.38)
Total operations	(0.59)		0.44	3.86		1.47	(0.44)
Distributions from net investment income	—		(0.07)	—	(4)	(0.03)	—
Distributions from net realized capital gains	—		(0.51)	(0.06)		—	—
Total distributions	—		(0.58)	(0.06)		(0.03)	—
Net asset value, end of period	$11.67		$12.26	$12.40		$8.60	$7.16
Total return (2)	(4.81)%		3.63%	44.94%		20.59%	(5.79)%
Net assets, end of period (000s)	$21,654		$31,819	$6,473		$588	$642
Net ratio of expenses to average net assets (3)	2.07%		2.07%	2.05%		2.05%	1.87%
Gross ratio of expenses to average net assets	2.29%		2.29%	2.66%		3.31%	2.99%
Net ratio of net investment income/(loss) to average net assets (3)	(1.01)%		0.18%	(0.99)%		0.62%	(0.75)%
Gross ratio of net investment income/(loss) to average net assets	(1.23)%		(0.04)%	(1.59)%		(0.64)%	(1.87)%
Portfolio turnover rate	50%		83%	128%		97%	55%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

Financial Highlights

RS INVESTORS FUND (continued)

	Class K
	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$12.30		$12.43	$8.59		$7.16	$7.57
Net investment income/(loss)	(0.09	)(1)	0.06 (1)	(0.07	)(1)	0.09 (1)	(0.03	)(1)
Net realized and unrealized gain/(loss)	(0.48)		0.42	3.97		1.42	(0.38)
Total operations	(0.57)		0.48	3.90		1.51	(0.41)
Distributions from net investment income	—		(0.10)	—	(4)	(0.08)	—
Distributions from net realized capital gains	—		(0.51)	(0.06)		—	—
Total distributions	—		(0.61)	(0.06)		(0.08)	—
Net asset value, end of period	$11.73		$12.30	$12.43		$8.59	$7.16
Total return (2)	(4.63)%		3.90%	45.46%		21.04%	(5.42)%
Net assets, end of period (000s)	$1,771		$2,077	$628		$211	$151
Net ratio of expenses to average net assets (3)	1.84%		1.91%	1.70%		1.70%	1.52%
Gross ratio of expenses to average net assets	1.90%		1.97%	2.56%		3.22%	2.65%
Net ratio of net investment income/(loss) to average net assets (3)	(0.78)%		0.47%	(0.66)%		1.17%	(0.40)%
Gross ratio of net investment income/(loss) to average net assets	(0.84)%		0.41%	(1.51)%		(0.35)%	(1.53)%
Portfolio turnover rate	50%		83%	128%		97%	55%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

Financial Highlights

RS INVESTORS FUND (continued)

	Class Y
	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$13.05		$13.12	$9.01	$7.52	$7.92
Net investment income/(loss)	—	(1)(4)	0.20 (1)	0.01 (1)	0.11 (1)	—	(1)(4)
Net realized and unrealized gain/(loss)	(0.50)		0.41	4.17	1.53	(0.40)
Total operations	(0.50)		0.61	4.18	1.64	(0.40)
Distributions from net investment income	—		(0.17)	(0.01)	(0.15)	—
Distributions from net realized capital gains	—		(0.51)	(0.06)	—	—
Total distributions	—		(0.68)	(0.07)	(0.15)	—
Net asset value, end of period	$12.55		$13.05	$13.12	$9.01	$7.52
Total return (2)	(3.83)%		4.72%	46.45%	21.86%	(5.05)%
Net assets, end of period (000s)	$80,290		$142,623	$71,743	$2,382	$2,954
Net ratio of expenses to average net assets (3)	1.05%		1.05%	1.05%	1.05%	1.05%
Gross ratio of expenses to average net assets	1.21%		1.17%	1.44%	1.91%	1.72%
Net ratio of net investment income/(loss) to average net assets (3)	(0.01)%		1.49%	0.04%	1.38%	0.05%
Gross ratio of net investment income/(loss) to average net assets	(0.17)%		1.37%	(0.34)%	0.52%	(0.62)%
Portfolio turnover rate	50%		83%	128%	97%	55%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

Financial Highlights

RS GLOBAL NATURAL RESOURCES FUND

	Class A
	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of period	$24.81		$35.02		$36.60		$34.60		$37.58
Net investment income/(loss)	(0.11	)(1)	(0.04	)(1)	(0.07	)(1)	(0.10	)(1)	(0.15	)(1)
Net realized and unrealized gain/(loss)	(9.36)		(7.97)		(0.20)		2.21		(2.60)
Total operations	(9.47)		(8.01)		(0.27)		2.11		(2.75)
Distributions from net investment income	—		(0.01)		—		—		—
Distributions from net realized capital gains	—		(2.19)		(1.31)		(0.11)		(0.23)
Total distributions	—		(2.20)		(1.31)		(0.11)		(0.23)
Net asset value, end of period	$15.34		$24.81		$35.02		$36.60		$34.60
Total return (2)	(38.17)%		(22.84)%		(0.60)%		6.10%		(7.31)%
Net assets, end of period (000s)	$332,598		$620,030		$1,254,213		$1,561,862		$1,397,688
Net ratio of expenses to average net assets (3)	1.45%		1.47%		1.43%		1.45%		1.45%
Gross ratio of expenses to average net assets	1.45%		1.48%		1.46%		1.52%		1.48%
Net ratio of net investment income/(loss) to average net assets (3)	(0.52)%		(0.10)%		(0.18)%		(0.27)%		(0.41)%
Gross ratio of net investment income/(loss) to average net assets	(0.52)%		(0.11)%		(0.21)%		(0.34)%		(0.44)%
Portfolio turnover rate	33%		34%		39%		36%		25%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS GLOBAL NATURAL RESOURCES FUND (continued)

	Class C
	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of period	$23.17		$33.14		$34.98		$33.30		$36.45
Net investment income/(loss)	(0.27	)(1)	(0.29	)(1)	(0.34	)(1)	(0.33	)(1)	(0.40	)(1)
Net realized and unrealized gain/(loss)	(8.69)		(7.48)		(0.19)		2.12		(2.52)
Total operations	(8.96)		(7.77)		(0.53)		1.79		(2.92)
Distributions from net investment income	—		(0.01)		—		—		—
Distributions from net realized capital gains	—		(2.19)		(1.31)		(0.11)		(0.23)
Total distributions	—		(2.20)		(1.31)		(0.11)		(0.23)
Net asset value, end of period	$14.21		$23.17		$33.14		$34.98		$33.30
Total return (2)	(38.67)%		(23.41)%		(1.37)%		5.38%		(8.01)%
Net assets, end of period (000s)	$26,501		$63,193		$128,948		$147,154		$105,206
Net ratio of expenses to average net assets (3)	2.25%		2.23%		2.21%		2.14%		2.18%
Gross ratio of expenses to average net assets	2.25%		2.24%		2.24%		2.21%		2.21%
Net ratio of net investment income/(loss) to average net assets (3)	(1.33)%		(0.86)%		(0.95)%		(0.96)%		(1.11)%
Gross ratio of net investment income/(loss) to average net assets	(1.33)%		(0.87)%		(0.98)%		(1.03)%		(1.14)%
Portfolio turnover rate	33%		34%		39%		36%		25%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS GLOBAL NATURAL RESOURCES FUND (continued)

	Class K
	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of period	$23.82		$33.86		$35.57		$33.74		$36.81
Net investment income/(loss)	(0.18	)(1)	(0.16	)(1)	(0.18	)(1)	(0.22	)(1)	(0.30	)(1)
Net realized and unrealized gain/(loss)	(8.96)		(7.68)		(0.22)		2.16		(2.54)
Total operations	(9.14)		(7.84)		(0.40)		1.94		(2.84)
Distributions from net investment income	—		(0.01)		—		—		—
Distributions from net realized capital gains	—		(2.19)		(1.31)		(0.11)		(0.23)
Total distributions	—		(2.20)		(1.31)		(0.11)		(0.23)
Net asset value, end of period	$14.68		$23.82		$33.86		$35.57		$33.74
Total return (2)	(38.37)%		(23.12)%		(0.98)%		5.75%		(7.71)%
Net assets, end of period (000s)	$3,427		$4,929		$7,596		$8,892		$5,439
Net ratio of expenses to average net assets (3)	1.78%		1.84%		1.79%		1.80%		1.87%
Gross ratio of expenses to average net assets	1.78%		1.85%		1.82%		1.87%		1.90%
Net ratio of net investment income/(loss) to average net assets (3)	(0.85)%		(0.47)%		(0.51)%		(0.64)%		(0.83)%
Gross ratio of net investment income/(loss) to average net assets	(0.85)%		(0.48)%		(0.54)%		(0.71)%		(0.86)%
Portfolio turnover rate	33%		34%		39%		36%		25%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS GLOBAL NATURAL RESOURCES FUND (continued)

	Class Y
	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$25.48		$35.76	$37.23	$35.10	$38.00
Net investment income/(loss)	(0.05	)(1)	0.09 (1)	0.06 (1)	0.04 (1)	(0.01	)(1)
Net realized and unrealized gain/(loss)	(9.63)		(8.17)	(0.22)	2.25	(2.66)
Total operations	(9.68)		(8.08)	(0.16)	2.29	(2.67)
Distributions from net investment income	—		(0.01)	—	(0.05)	—
Distributions from net realized capital gains	—		(2.19)	(1.31)	(0.11)	(0.23)
Total distributions	—		(2.20)	(1.31)	(0.16)	(0.23)
Net asset value, end of period	$15.80		$25.48	$35.76	$37.23	$35.10
Total return (2)	(37.99)%		(22.56)%	(0.29)%	6.52%	(7.02)%
Net assets, end of period (000s)	$1,174,590		$2,230,527	$3,396,743	$2,422,758	$1,581,690
Net ratio of expenses to average net assets (3)	1.14%		1.13%	1.12%	1.06%	1.12%
Gross ratio of expenses to average net assets	1.14%		1.14%	1.15%	1.13%	1.15%
Net ratio of net investment income/(loss) to average net assets (3)	(0.21)%		0.24%	0.14%	0.12%	(0.03)%
Gross ratio of net investment income/(loss) to average net assets	(0.21)%		0.23%	0.11%	0.05%	(0.06)%
Portfolio turnover rate	33%		34%	39%	36%	25%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS SMALL CAP GROWTH FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$65.53	$63.68	$46.71		$40.70	$41.67
Net investment loss (1)	(0.74)	(0.71)	(0.64)		(0.43)	(0.48)
Net realized and unrealized gain/(loss)	0.80	6.64	23.37		6.44	(0.53)
Total operations	0.06	5.93	22.73		6.01	(1.01)
Distributions from net investment income	—	(0.57)	(0.86)		—	—
Distributions from net realized capital gains	(0.86)	(3.51)	(4.90)		—	—
Total distributions	(0.86)	(4.08)	(5.76)		—	—
Increase from regulatory settlements	—	—	—		—	0.04
Net asset value, end of period	$64.73	$65.53	$63.68		$46.71	$40.70
Total return (2)	0.08%	9.36%	49.22%		14.77%	(2.33	)%(4)
Net assets, end of period (000s)	$767,304	$618,656	$499,282		$523,193	$452,050
Net ratio of expenses to average net assets (3)	1.40%	1.38%	1.35%		1.35%	1.35%
Gross ratio of expenses to average net assets	1.41%	1.42%	1.41%		1.48%	1.45%
Net ratio of net investment loss to average net assets (3)	(1.07)%	(1.12)%	(1.12)%		(0.94)%	(1.11)%
Gross ratio of net investment loss to average net assets	(1.08)%	(1.16)%	(1.18)%		(1.07)%	(1.21)%
Portfolio turnover rate	94%	104%	115	%(5)	106%	105%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

(5)  Excludes portfolio securities delivered as a result of processing in-kind redemptions.

Financial Highlights

RS SMALL CAP GROWTH FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$60.15	$58.84	$43.78		$38.38	$39.97
Net investment loss (1)	(1.15)	(1.09)	(1.09)		(0.66)	(1.12)
Net realized and unrealized gain/(loss)	0.76	6.08	21.79		6.06	(0.51)
Total operations	(0.39)	4.99	20.70		5.40	(1.63)
Distributions from net investment income	—	(0.17)	(0.74)		—	—
Distributions from net realized capital gains	(0.86)	(3.51)	(4.90)		—	—
Total distributions	(0.86)	(3.68)	(5.64)		—	—
Increase from regulatory settlements	—	—	—		—	0.04
Net asset value, end of period	$58.90	$60.15	$58.84		$43.78	$38.38
Total return (2)	(0.67)%	8.52%	47.86%		14.07%	(3.98	)%(4)
Net assets, end of period (000s)	$20,878	$11,792	$6,608		$1,881	$1,328
Net ratio of expenses to average net assets (3)	2.16%	2.15%	2.27%		1.97%	2.97%
Gross ratio of expenses to average net assets	2.18%	2.29%	2.32%		2.10%	3.07%
Net ratio of net investment loss to average net assets (3)	(1.81)%	(1.88)%	(1.98)%		(1.56)%	(2.73)%
Gross ratio of net investment loss to average net assets	(1.83)%	(2.02)%	(2.03)%		(1.69)%	(2.83)%
Portfolio turnover rate	94%	104%	115	%(5)	106%	105%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

(5)  Excludes portfolio securities delivered as a result of processing in-kind redemptions.

Financial Highlights

RS SMALL CAP GROWTH FUND (continued)

	Class K
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$62.28	$60.77	$44.85		$39.29	$40.47
Net investment loss (1)	(0.93)	(0.94)	(0.90)		(0.64)	(0.71)
Net realized and unrealized gain/(loss)	0.78	6.29	22.38		6.20	(0.51)
Total operations	(0.15)	5.35	21.48		5.56	(1.22)
Distributions from net investment income	—	(0.33)	(0.66)		—	—
Distributions from net realized capital gains	(0.86)	(3.51)	(4.90)		—	—
Total distributions	(0.86)	(3.84)	(5.56)		—	—
Increase from regulatory settlements	—	—	—		—	0.04
Net asset value, end of period	$61.27	$62.28	$60.77		$44.85	$39.29
Total return (2)	(0.26)%	8.86%	48.45%		14.15%	(2.92	)%(4)
Net assets, end of period (000s)	$5,241	$2,621	$1,782		$1,056	$969
Net ratio of expenses to average net assets (3)	1.75%	1.84%	1.87%		1.88%	1.94%
Gross ratio of expenses to average net assets	1.75%	1.88%	1.92%		2.01%	2.04%
Net ratio of net investment loss to average net assets (3)	(1.41)%	(1.58)%	(1.62)%		(1.46)%	(1.70)%
Gross ratio of net investment loss to average net assets	(1.41)%	(1.62)%	(1.67)%		(1.59)%	(1.80)%
Portfolio turnover rate	94%	104%	115	%(5)	106%	105%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

(5)  Excludes portfolio securities delivered as a result of processing in-kind redemptions.

Financial Highlights

RS SMALL CAP GROWTH FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$67.04	$65.06	$47.65		$41.38	$42.24
Net investment loss (1)	(0.56)	(0.54)	(0.52)		(0.24)	(0.35)
Net realized and unrealized gain/(loss)	0.81	6.79	23.90		6.51	(0.55)
Total operations	0.25	6.25	23.38		6.27	(0.90)
Distributions from net investment income	(0.11)	(0.76)	(1.07)		—	—
Distributions from net realized capital gains	(0.86)	(3.51)	(4.90)		—	—
Total distributions	(0.97)	(4.27)	(5.97)		—	—
Increase from regulatory settlements	—	—	—		—	0.04
Net asset value, end of period	$66.32	$67.04	$65.06		$47.65	$41.38
Total return (2)	0.36%	9.65%	49.63%		15.15%	(2.04	)%(4)
Net assets, end of period (000s)	$1,576,927	$504,974	$285,659		$92,121	$51,200
Net ratio of expenses to average net assets (3)	1.13%	1.11%	1.11%		1.01%	1.05%
Gross ratio of expenses to average net assets	1.18%	1.13%	1.17%		1.14%	1.15%
Net ratio of net investment loss to average net assets (3)	(0.79)%	(0.84)%	(0.85)%		(0.52)%	(0.81)%
Gross ratio of net investment loss to average net assets	(0.84)%	(0.86)%	(0.91)%		(0.65)%	(0.91)%
Portfolio turnover rate	94%	104%	115	%(5)	106%	105%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

(5)  Excludes portfolio securities delivered as a result of processing in-kind redemptions.

Financial Highlights

RS SELECT GROWTH FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$47.80	$49.57	$36.52		$30.79	$29.24
Net investment loss (1)	(0.41)	(0.52)	(0.50)		(0.25)	(0.33)
Net realized and unrealized gain	0.24	1.08	14.27		5.98	1.84
Total operations	(0.17)	0.56	13.77		5.73	1.51
Distributions from net investment income	—	—	—		—	—
Distributions from net realized capital gains	(4.09)	(2.33)	(0.72)		—	—
Total distributions	(4.09)	(2.33)	(0.72)		—	—
Increase from regulatory settlements	—	—	—		—	0.04
Net asset value, end of period	$43.54	$47.80	$49.57		$36.52	$30.79
Total return (2)	(0.38)%	1.16%	37.79%		18.61%	5.30	%(4)
Net assets, end of period (000s)	$237,899	$284,499	$438,084		$192,954	$90,223
Net ratio of expenses to average net assets (3)	1.40%	1.38%	1.35%		1.35%	1.35%
Gross ratio of expenses to average net assets	1.44%	1.43%	1.45%		1.55%	1.61%
Net ratio of net investment loss to average net assets (3)	(0.84)%	(1.08)%	(1.14)%		(0.72)%	(1.07)%
Gross ratio of net investment loss to average net assets	(0.88)%	(1.13)%	(1.24)%		(0.92)%	(1.33)%
Portfolio turnover rate	88%	96%	105	%(5)	112%	104%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

(5)  Excludes portfolio securities delivered as a result of processing in-kind redemptions.

Financial Highlights

RS SELECT GROWTH FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$44.57	$46.73	$34.74		$29.51	$28.32
Net investment loss (1)	(0.74)	(0.83)	(0.82)		(0.47)	(0.58)
Net realized and unrealized gain	0.23	1.00	13.53		5.70	1.73
Total operations	(0.51)	0.17	12.71		5.23	1.15
Distributions from net investment income	—	—	—		—	—
Distributions from net realized capital gains	(4.09)	(2.33)	(0.72)		—	—
Total distributions	(4.09)	(2.33)	(0.72)		—	—
Increase from regulatory settlements	—	—	—		—	0.04
Net asset value, end of period	$39.97	$44.57	$46.73		$34.74	$29.51
Total return (2)	(1.17)%	0.39%	36.67%		17.72%	4.20	%(4)
Net assets, end of period (000s)	$82,838	$86,025	$88,208		$21,322	$2,253
Net ratio of expenses to average net assets (3)	2.18%	2.16%	2.16%		2.15%	2.26%
Gross ratio of expenses to average net assets	2.20%	2.25%	2.26%		2.35%	2.52%
Net ratio of net investment loss to average net assets (3)	(1.62)%	(1.85)%	(1.94)%		(1.43)%	(1.94)%
Gross ratio of net investment loss to average net assets	(1.64)%	(1.94)%	(2.04)%		(1.63)%	(2.20)%
Portfolio turnover rate	88%	96%	105	%(5)	112%	104%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

(5)  Excludes portfolio securities delivered as a result of processing in-kind redemptions.

Financial Highlights

RS SELECT GROWTH FUND (continued)

	Class K
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$44.40	$46.38	$34.43		$29.30	$28.02
Net investment loss (1)	(0.59)	(0.71)	(0.71)		(0.57)	(0.51)
Net realized and unrealized gain	0.21	1.06	13.38		5.70	1.75
Total operations	(0.38)	0.35	12.67		5.13	1.24
Distributions from net investment income	—	—	—		—	—
Distributions from net realized capital gains	(4.09)	(2.33)	(0.72)		—	—
Total distributions	(4.09)	(2.33)	(0.72)		—	—
Increase from regulatory settlements	—	—	—		—	0.04
Net asset value, end of period	$39.93	$44.40	$46.38		$34.43	$29.30
Total return (2)	(0.88)%	0.78%	36.89%		17.51%	4.57	%(4)
Net assets, end of period (000s)	$1,843	$1,239	$1,052		$302	$170
Net ratio of expenses to average net assets (3)	1.90%	1.89%	1.92%		2.31%	1.99%
Gross ratio of expenses to average net assets	1.90%	1.97%	2.02%		2.51%	2.25%
Net ratio of net investment loss to average net assets (3)	(1.30)%	(1.57)%	(1.71)%		(1.75)%	(1.72)%
Gross ratio of net investment loss to average net assets	(1.30)%	(1.65)%	(1.81)%		(1.95)%	(1.98)%
Portfolio turnover rate	88%	96%	105	%(5)	112%	104%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

(5)  Excludes portfolio securities delivered as a result of processing in-kind redemptions.

Financial Highlights

RS SELECT GROWTH FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$48.61	$50.24	$36.90		$31.02	$29.37
Net investment loss (1)	(0.29)	(0.39)	(0.39)		(0.13)	(0.22)
Net realized and unrealized gain	0.24	1.09	14.45		6.01	1.83
Total operations	(0.05)	0.70	14.06		5.88	1.61
Distributions from net investment income	—	—	—		—	—
Distributions from net realized capital gains	(4.09)	(2.33)	(0.72)		—	—
Total distributions	(4.09)	(2.33)	(0.72)		—	—
Increase from regulatory settlements	—	—	—		—	0.04
Net asset value, end of period	$44.47	$48.61	$50.24		$36.90	$31.02
Total return (2)	(0.12)%	1.42%	38.19%		18.96%	5.62	%(4)
Net assets, end of period (000s)	$402,965	$474,596	$462,256		$96,440	$17,504
Net ratio of expenses to average net assets (3)	1.14%	1.12%	1.09%		1.07%	1.04%
Gross ratio of expenses to average net assets	1.18%	1.18%	1.19%		1.27%	1.30%
Net ratio of net investment loss to average net assets (3)	(0.58)%	(0.81)%	(0.87)%		(0.37)%	(0.72)%
Gross ratio of net investment loss to average net assets	(0.62)%	(0.87)%	(0.97)%		(0.57)%	(0.98)%
Portfolio turnover rate	88%	96%	105	%(5)	112%	104%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

(5)  Excludes portfolio securities delivered as a result of processing in-kind redemptions.

Financial Highlights

RS MID CAP GROWTH FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$20.14	$18.83	$13.07	$11.38	$11.26
Net investment loss (1)	(0.08)	(0.15)	(0.12)	(0.08)	(0.09)
Net realized and unrealized gain	0.23	1.46	5.88	1.77	0.21
Total operations	0.15	1.31	5.76	1.69	0.12
Distributions from net investment income	—	—	—	—	—
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value, end of period	$20.29	$20.14	$18.83	$13.07	$11.38
Total return (2)	0.74%	6.96%	44.07%	14.85%	1.07%
Net assets, end of period (000s)	$196,437	$104,407	$78,612	$55,023	$50,540
Net ratio of expenses to average net assets (3)	1.23%	1.29%	1.28%	1.34%	1.48%
Gross ratio of expenses to average net assets	1.31%	1.38%	1.45%	1.51%	1.48%
Net ratio of net investment loss to average net assets (3)	(0.39)%	(0.81)%	(0.78)%	(0.60)%	(0.81)%
Gross ratio of net investment loss to average net assets	(0.47)%	(0.90)%	(0.95)%	(0.77)%	(0.81)%
Portfolio turnover rate	120%	154%	119%	110%	85%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS MID CAP GROWTH FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$18.64	$17.56	$12.30	$10.81	$10.79
Net investment loss (1)	(0.25)	(0.28)	(0.24)	(0.18)	(0.19)
Net realized and unrealized gain	0.22	1.36	5.50	1.67	0.21
Total operations	(0.03)	1.08	5.26	1.49	0.02
Distributions from net investment income	—	—	—	—	—
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value, end of period	$18.61	$18.64	$17.56	$12.30	$10.81
Total return (2)	(0.16)%	6.15%	42.76%	13.78%	0.19%
Net assets, end of period (000s)	$26,793	$13,040	$4,851	$2,071	$1,178
Net ratio of expenses to average net assets (3)	2.11%	2.10%	2.14%	2.30%	2.41%
Gross ratio of expenses to average net assets	2.11%	2.22%	2.31%	2.47%	2.41%
Net ratio of net investment loss to average net assets (3)	(1.30)%	(1.61)%	(1.63)%	(1.52)%	(1.73)%
Gross ratio of net investment loss to average net assets	(1.30)%	(1.73)%	(1.80)%	(1.69)%	(1.73)%
Portfolio turnover rate	120%	154%	119%	110%	85%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS MID CAP GROWTH FUND (continued)

	Class K
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$19.18	$18.01	$12.56	$11.00	$10.94
Net investment loss (1)	(0.18)	(0.24)	(0.19)	(0.15)	(0.15)
Net realized and unrealized gain	0.22	1.41	5.64	1.71	0.21
Total operations	0.04	1.17	5.45	1.56	0.06
Distributions from net investment income	—	—	—	—	—
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value, end of period	$19.22	$19.18	$18.01	$12.56	$11.00
Total return (2)	0.21%	6.50%	43.39%	14.18%	0.55%
Net assets, end of period (000s)	$1,740	$1,681	$1,451	$797	$804
Net ratio of expenses to average net assets (3)	1.74%	1.79%	1.77%	1.92%	2.00%
Gross ratio of expenses to average net assets	1.74%	1.85%	1.94%	2.09%	2.00%
Net ratio of net investment loss to average net assets (3)	(0.93)%	(1.31)%	(1.27)%	(1.18)%	(1.31)%
Gross ratio of net investment loss to average net assets	(0.93)%	(1.37)%	(1.44)%	(1.35)%	(1.31)%
Portfolio turnover rate	120%	154%	119%	110%	85%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS MID CAP GROWTH FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$20.58	$19.19	$13.29	$11.54	$11.39
Net investment loss (1)	(0.03)	(0.10)	(0.09)	(0.02)	(0.07)
Net realized and unrealized gain	0.24	1.49	5.99	1.77	0.22
Total operations	0.21	1.39	5.90	1.75	0.15
Distributions from net investment income	—	—	—	—	—
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value, end of period	$20.79	$20.58	$19.19	$13.29	$11.54
Total return (2)	1.02%	7.24%	44.39%	15.16%	1.32%
Net assets, end of period (000s)	$173,629	$73,672	$18,814	$8,241	$2,685
Net ratio of expenses to average net assets (3)	0.97%	1.04%	1.05%	1.07%	1.24%
Gross ratio of expenses to average net assets	1.08%	1.11%	1.23%	1.24%	1.24%
Net ratio of net investment loss to average net assets (3)	(0.15)%	(0.53)%	(0.55)%	(0.13)%	(0.55)%
Gross ratio of net investment loss to average net assets	(0.26)%	(0.60)%	(0.73)%	(0.30)%	(0.55)%
Portfolio turnover rate	120%	154%	119%	110%	85%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS GROWTH FUND

	Class A
	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$18.01		$19.33	$13.46	$11.77	$11.85
Net investment income/(loss)	(0.03	)(1)	(0.07)	(0.07)	— (6)	(0.05)
Net realized and unrealized gain/(loss)	0.74		2.02	5.94	1.69	(0.04)
Total operations	0.71		1.95	5.87	1.69	(0.09)
Distributions from net investment income	—		—	—	—	—
Distributions from net realized capital gains	(1.23)		(3.27)	—	—	—
Total distributions	(1.23)		(3.27)	—	—	—
Increase from regulatory settlements	—		—	—	—	0.01
Net asset value, end of period	$17.49		$18.01	$19.33	$13.46	$11.77
Total return (2)	3.94%		9.98%	43.61%	14.36%	(0.68	)%(4)
Net assets, end of period (000s)	$204,027		$210,508	$208,309	$95,563	$92,825
Net ratio of expenses to average net assets (3)	1.10%		1.14%	1.26%	1.37%	1.34%
Gross ratio of expenses to average net assets	1.19%		1.21%	1.26%	1.37%	1.34%
Net ratio of net investment income/(loss) to average net assets (3)	(0.18)%		(0.39)%	(0.49)%	(0.01)%	(0.38)%
Gross ratio of net investment income/(loss) to average net assets	(0.27)%		(0.46)%	(0.49)%	(0.01)%	(0.38)%
Portfolio turnover rate	105%		136%	101%	93%	86%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

(6)  Rounds to $0.00 per share.

Financial Highlights

RS GROWTH FUND (continued)

	Class C
	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$16.45		$18.06	$12.70	$11.20	$11.44
Net investment income/(loss)	(0.17	)(1)	(0.15)	0.20	(0.02)	(0.15)
Net realized and unrealized gain/(loss)	0.68		1.81	5.16	1.52	(0.10)
Total operations	0.51		1.66	5.36	1.50	(0.25)
Distributions from net investment income	—		—	—	—	—
Distributions from net realized capital gains	(1.23)		(3.27)	—	—	—
Total distributions	(1.23)		(3.27)	—	—	—
Increase from regulatory settlements	—		—	—	—	0.01
Net asset value, end of period	$15.73		$16.45	$18.06	$12.70	$11.20
Total return (2)	3.09%		9.07%	42.20%	13.39%	(2.10	)%(4)
Net assets, end of period (000s)	$11,553		$13,300	$10,415	$756	$529
Net ratio of expenses to average net assets (3)	1.93%		1.97%	2.15%	2.32%	2.81%
Gross ratio of expenses to average net assets	2.02%		2.06%	2.16%	2.32%	2.81%
Net ratio of net investment income/(loss) to average net assets (3)	(1.02)%		(1.21)%	(1.39)%	(0.92)%	(1.81)%
Gross ratio of net investment income/(loss) to average net assets	(1.11)%		(1.30)%	(1.40)%	(0.92)%	(1.81)%
Portfolio turnover rate	105%		136%	101%	93%	86%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

Financial Highlights

RS GROWTH FUND (continued)

	Class K
	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$17.31		$18.80	$13.18	$11.59	$11.73
Net investment income/(loss)	(0.14	)(1)	(0.17)	(0.10)	(0.16)	(0.21)
Net realized and unrealized gain/(loss)	0.71		1.95	5.72	1.75	0.06
Total operations	0.57		1.78	5.62	1.59	(0.15)
Distributions from net investment income	—		—	—	—	—
Distributions from net realized capital gains	(1.23)		(3.27)	—	—	—
Total distributions	(1.23)		(3.27)	—	—	—
Increase from regulatory settlements	—		—	—	—	0.01
Net asset value, end of period	$16.65		$17.31	$18.80	$13.18	$11.59
Total return (2)	3.28%		9.36%	42.64%	13.72%	(1.19	)%(4)
Net assets, end of period (000s)	$979		$1,249	$1,340	$674	$741
Net ratio of expenses to average net assets (3)	1.71%		1.71%	1.74%	1.94%	1.86%
Gross ratio of expenses to average net assets	1.79%		1.81%	1.84%	1.94%	1.86%
Net ratio of net investment income/(loss) to average net assets (3)	(0.80)%		(0.97)%	(1.11)%	(0.63)%	(0.91)%
Gross ratio of net investment income/(loss) to average net assets	(0.88)%		(1.07)%	(1.21)%	(0.63)%	(0.91)%
Portfolio turnover rate	105%		136%	101%	93%	86%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

Financial Highlights

RS GROWTH FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$18.33	$19.56	$13.60	$11.85	$11.91
Net investment income/(loss)	0.02 (1)	(0.04)	(0.09)	(0.05)	(0.02)
Net realized and unrealized gain/(loss)	0.75	2.08	6.05	1.80	(0.05)
Total operations	0.77	2.04	5.96	1.75	(0.07)
Distributions from net investment income	—	—	—	—	—
Distributions from net realized capital gains	(1.23)	(3.27)	—	—	—
Total distributions	(1.23)	(3.27)	—	—	—
Increase from regulatory settlements	—	—	—	—	0.01
Net asset value, end of period	$17.87	$18.33	$19.56	$13.60	$11.85
Total return (2)	4.20%	10.33%	43.82%	14.77%	(0.50	)%(4)
Net assets, end of period (000s)	$38,301	$37,757	$25,968	$4,800	$1,508
Net ratio of expenses to average net assets (3)	0.83%	0.86%	0.98%	1.13%	1.11%
Gross ratio of expenses to average net assets	0.95%	0.91%	0.98%	1.13%	1.11%
Net ratio of net investment income/(loss) to average net assets (3)	0.10%	(0.10)%	(0.24)%	0.49%	(0.13)%
Gross ratio of net investment income/(loss) to average net assets	(0.02)%	(0.15)%	(0.24)%	0.49%	(0.13)%
Portfolio turnover rate	105%	136%	101%	93%	86%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

Financial Highlights

RS TECHNOLOGY FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$18.13	$20.38	$16.95	$16.54	$19.60
Net investment loss (1)	(0.19)	(0.24)	(0.23)	(0.20)	(0.24)
Net realized and unrealized gain/(loss)	1.26	1.30	7.76	1.56	(2.10)
Total operations	1.07	1.06	7.53	1.36	(2.34)
Distributions from net investment income	—	—	(0.04)	—	—
Distributions from net realized capital gains	(1.85)	(3.31)	(4.06)	(0.95)	(0.72)
Total distributions	(1.85)	(3.31)	(4.10)	(0.95)	(0.72)
Net asset value, end of period	$17.35	$18.13	$20.38	$16.95	$16.54
Total return (2)	5.89%	5.26%	45.59%	8.30%	(11.91)%
Net assets, end of period (000s)	$109,201	$134,534	$156,011	$123,343	$156,795
Net ratio of expenses to average net assets (3)	1.49%	1.51%	1.49%	1.59%	1.53%
Gross ratio of expenses to average net assets	1.49%	1.51%	1.49%	1.59%	1.53%
Net ratio of net investment loss to average net assets (3)	(1.01)%	(1.21)%	(1.15)%	(1.11)%	(1.21)%
Gross ratio of net investment loss to average net assets	(1.01)%	(1.21)%	(1.15)%	(1.11)%	(1.21)%
Portfolio turnover rate	119%	146%	141%	84%	121%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS TECHNOLOGY FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$16.27	$18.77	$15.96	$15.74	$18.83
Net investment loss (1)	(0.29)	(0.37)	(0.37)	(0.33)	(0.36)
Net realized and unrealized gain/(loss)	1.12	1.18	7.24	1.50	(2.01)
Total operations	0.83	0.81	6.87	1.17	(2.37)
Distributions from net investment income	—	—	—	—	—
Distributions from net realized capital gains	(1.85)	(3.31)	(4.06)	(0.95)	(0.72)
Total distributions	(1.85)	(3.31)	(4.06)	(0.95)	(0.72)
Net asset value, end of period	$15.25	$16.27	$18.77	$15.96	$15.74
Total return (2)	5.08%	4.38%	44.30%	7.51%	(12.56)%
Net assets, end of period (000s)	$11,160	$12,745	$16,402	$15,660	$15,977
Net ratio of expenses to average net assets (3)	2.28%	2.36%	2.34%	2.36%	2.32%
Gross ratio of expenses to average net assets	2.28%	2.36%	2.34%	2.36%	2.32%
Net ratio of net investment loss to average net assets (3)	(1.79)%	(2.06)%	(2.00)%	(1.88)%	(1.99)%
Gross ratio of net investment loss to average net assets	(1.79)%	(2.06)%	(2.00)%	(1.88)%	(1.99)%
Portfolio turnover rate	119%	146%	141%	84%	121%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS TECHNOLOGY FUND (continued)

	Class K
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$16.85	$19.26	$16.24	$15.96	$19.06
Net investment loss (1)	(0.25)	(0.32)	(0.32)	(0.28)	(0.35)
Net realized and unrealized gain/(loss)	1.16	1.22	7.40	1.51	(2.03)
Total operations	0.91	0.90	7.08	1.23	(2.38)
Distributions from net investment income	—	—	—	—	—
Distributions from net realized capital gains	(1.85)	(3.31)	(4.06)	(0.95)	(0.72)
Total distributions	(1.85)	(3.31)	(4.06)	(0.95)	(0.72)
Net asset value, end of period	$15.91	$16.85	$19.26	$16.24	$15.96
Total return (2)	5.38%	4.74%	44.82%	7.79%	(12.46)%
Net assets, end of period (000s)	$1,281	$1,367	$1,438	$1,077	$998
Net ratio of expenses to average net assets (3)	1.93%	2.03%	2.02%	2.08%	2.16%
Gross ratio of expenses to average net assets	1.93%	2.03%	2.02%	2.08%	2.16%
Net ratio of net investment loss to average net assets (3)	(1.45)%	(1.73)%	(1.68)%	(1.60)%	(1.84)%
Gross ratio of net investment loss to average net assets	(1.45)%	(1.73)%	(1.68)%	(1.60)%	(1.84)%
Portfolio turnover rate	119%	146%	141%	84%	121%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS TECHNOLOGY FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$18.78	$20.93	$17.32	$16.82	$19.86
Net investment loss (1)	(0.14)	(0.19)	(0.18)	(0.15)	(0.18)
Net realized and unrealized gain/(loss)	1.29	1.35	7.94	1.60	(2.14)
Total operations	1.15	1.16	7.76	1.45	(2.32)
Distributions from net investment income	—	—	(0.09)	—	—
Distributions from net realized capital gains	(1.85)	(3.31)	(4.06)	(0.95)	(0.72)
Total distributions	(1.85)	(3.31)	(4.15)	(0.95)	(0.72)
Net asset value, end of period	$18.08	$18.78	$20.93	$17.32	$16.82
Total return (2)	6.11%	5.61%	46.00%	8.70%	(11.66)%
Net assets, end of period (000s)	$27,416	$48,368	$40,337	$28,154	$29,709
Net ratio of expenses to average net assets (3)	1.24%	1.22%	1.22%	1.27%	1.24%
Gross ratio of expenses to average net assets	1.24%	1.22%	1.22%	1.27%	1.24%
Net ratio of net investment loss to average net assets (3)	(0.74)%	(0.91)%	(0.88)%	(0.79)%	(0.91)%
Gross ratio of net investment loss to average net assets	(0.74)%	(0.91)%	(0.88)%	(0.79)%	(0.91)%
Portfolio turnover rate	119%	146%	141%	84%	121%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

Financial Highlights

RS SMALL CAP EQUITY FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$19.81	$21.46	$17.12	$15.54	$15.92
Net investment loss (1)	(0.20)	(0.21)	(0.22)	(0.16)	(0.17)
Net realized and unrealized gain/(loss)	0.38	2.32	8.51	2.44	(0.23)
Total operations	0.18	2.11	8.29	2.28	(0.40)
Distributions from net investment income	—	—	—	—	—
Distributions from net realized capital gains	(5.75)	(3.76)	(3.95)	(0.70)	—
Total distributions	(5.75)	(3.76)	(3.95)	(0.70)	—
Increase from regulatory settlements	—	—	—	—	0.02
Net asset value, end of period	$14.24	$19.81	$21.46	$17.12	$15.54
Total return (2)	0.61%	10.00%	49.48%	14.78%	(2.39	)%(4)
Net assets, end of period (000s)	$64,707	$68,785	$72,843	$54,669	$55,180
Net ratio of expenses to average net assets (3)	1.30%	1.27%	1.29%	1.35%	1.26%
Gross ratio of expenses to average net assets	1.30%	1.27%	1.29%	1.35%	1.26%
Net ratio of net investment loss to average net assets (3)	(0.97)%	(0.99)%	(1.03)%	(0.93)%	(1.05)%
Gross ratio of net investment loss to average net assets	(0.97)%	(0.99)%	(1.03)%	(0.93)%	(1.05)%
Portfolio turnover rate	98%	93%	107%	98%	100%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

Financial Highlights

RS SMALL CAP EQUITY FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$13.42	$15.79	$13.43	$12.43	$12.86
Net investment loss (1)	(0.25)	(0.29)	(0.30)	(0.25)	(0.26)
Net realized and unrealized gain/(loss)	0.29	1.68	6.61	1.95	(0.19)
Total operations	0.04	1.39	6.31	1.70	(0.45)
Distributions from net investment income	—	—	—	—	—
Distributions from net realized capital gains	(5.75)	(3.76)	(3.95)	(0.70)	—
Total distributions	(5.75)	(3.76)	(3.95)	(0.70)	—
Increase from regulatory settlements	—	—	—	—	0.02
Net asset value, end of period	$7.71	$13.42	$15.79	$13.43	$12.43
Total return (2)	(0.17)%	9.02%	48.32%	13.81%	(3.34	)%(4)
Net assets, end of period (000s)	$622	$593	$1,091	$1,904	$1,523
Net ratio of expenses to average net assets (3)	2.10%	2.15%	2.08%	2.22%	2.19%
Gross ratio of expenses to average net assets	2.39%	2.37%	2.08%	2.24%	2.19%
Net ratio of net investment loss to average net assets (3)	(1.77)%	(1.90)%	(1.85)%	(1.78)%	(1.97)%
Gross ratio of net investment loss to average net assets	(2.06)%	(2.12)%	(1.85)%	(1.80)%	(1.97)%
Portfolio turnover rate	98%	93%	107%	98%	100%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

Financial Highlights

RS SMALL CAP EQUITY FUND (continued)

	Class K
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$17.99	$19.88	$16.12	$14.70	$15.12
Net investment loss (1)	(0.26)	(0.27)	(0.27)	(0.20)	(0.21)
Net realized and unrealized gain/(loss)	0.35	2.14	7.98	2.32	(0.23)
Total operations	0.09	1.87	7.71	2.12	(0.44)
Distributions from net investment income	—	—	—	—	—
Distributions from net realized capital gains	(5.75)	(3.76)	(3.95)	(0.70)	—
Total distributions	(5.75)	(3.76)	(3.95)	(0.70)	—
Increase from regulatory settlements	—	—	—	—	0.02
Net asset value, end of period	$12.33	$17.99	$19.88	$16.12	$14.70
Total return (2)	0.16%	9.58%	48.95%	14.53%	(2.78	)%(4)
Net assets, end of period (000s)	$3,662	$4,455	$4,898	$4,714	$9,717
Net ratio of expenses to average net assets (3)	1.71%	1.67%	1.60%	1.60%	1.60%
Gross ratio of expenses to average net assets	1.71%	1.71%	1.69%	1.77%	1.78%
Net ratio of net investment loss to average net assets (3)	(1.39)%	(1.39)%	(1.35)%	(1.23)%	(1.38)%
Gross ratio of net investment loss to average net assets	(1.39)%	(1.43)%	(1.44)%	(1.40)%	(1.56)%
Portfolio turnover rate	98%	93%	107%	98%	100%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

Financial Highlights

RS SMALL CAP EQUITY FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$20.04	$21.60	$17.17	$15.54	$15.88
Net investment loss (1)	(0.16)	(0.16)	(0.16)	(0.12)	(0.11)
Net realized and unrealized gain/(loss)	0.26	2.36	8.54	2.45	(0.25)
Total operations	0.10	2.20	8.38	2.33	(0.36)
Distributions from net investment income	—	—	—	—	—
Distributions from net realized capital gains	(5.75)	(3.76)	(3.95)	(0.70)	—
Total distributions	(5.75)	(3.76)	(3.95)	(0.70)	—
Increase from regulatory settlements	—	—	—	—	0.02
Net asset value, end of period	$14.39	$20.04	$21.60	$17.17	$15.54
Total return (2)	0.18%	10.35%	49.84%	15.10%	(2.14	)%(4)
Net assets, end of period (000s)	$3,804	$48,597	$51,794	$33,591	$32,690
Net ratio of expenses to average net assets (3)	1.07%	1.01%	1.00%	1.08%	0.96%
Gross ratio of expenses to average net assets	1.07%	1.01%	1.00%	1.08%	0.96%
Net ratio of net investment loss to average net assets (3)	(0.76)%	(0.74)%	(0.74)%	(0.67)%	(0.68)%
Gross ratio of net investment loss to average net assets	(0.76)%	(0.74)%	(0.74)%	(0.67)%	(0.68)%
Portfolio turnover rate	98%	93%	107%	98%	100%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund (2.44)%, (4.07)%, (3.02)%, and (2.18)% for Class A, Class C, Class K and Class Y, respectively; for RS Select Growth Fund 5.21%, 4.14%, 4.49% and 5.55% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund (0.78)%, (2.18)%, (1.27)% and (0.57)% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

Financial Highlights

RS INTERNATIONAL FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$9.87	$13.24	$18.08		$15.44	$17.79
Net investment income/(loss) (1)	0.15	0.23	0.23		0.12	0.14
Net realized and unrealized gain/(loss)	(0.09)	(0.98)	1.91		2.60	(2.61)
Total operations	0.06	(0.75)	2.14		2.72	(2.47)
Distributions from net investment income	(0.15)	(0.21)	(0.87)		(0.08)	—	(4)
Distributions from net realized capital gains	— (4)	(2.41)	(6.11)		—	—
Total distributions	(0.15)	(2.62)	(6.98)		(0.08)	—	(4)
Increase from regulatory settlements	—	—	—		—	0.12
Net asset value, end of period	$9.78	$9.87	$13.24		$18.08	$15.44
Total return (2)	0.64%	(5.80)%	15.55%		17.65%	(13.19	)%(5)
Net assets, end of period (000s)	$19,416	$22,388	$31,483		$34,005	$29,807
Net ratio of expenses to average net assets (3)	1.40%	1.40%	1.40%		1.34%	1.40%
Gross ratio of expenses to average net assets	1.89%	1.81%	1.61%		1.34%	1.42%
Net ratio of net investment income/(loss) to average net assets (3)	1.49%	1.74%	1.46%		0.73%	0.82%
Gross ratio of net investment income/(loss) to average net assets	1.00%	1.33%	1.25%		0.73%	0.80%
Portfolio turnover rate	117%	186%	41	%(6)	21%	15%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

(5)  Without the effect of the income from regulatory settlements, the total returns would have been (13.49)%, (14.07)%, (13.86)%, and (13.16)% for Class A, Class C, Class K and Class Y, respectively. The total return impact from regulatory settlements is calculated based on average shares outstanding for the period.

(6)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of July 1, 2013.

Financial Highlights

RS INTERNATIONAL FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$7.36	$10.62	$15.85		$13.61	$15.79
Net investment income/(loss) (1)	0.05	0.06	0.04		(0.02)	0.04
Net realized and unrealized gain/(loss)	(0.07)	(0.78)	1.59		2.29	(2.34)
Total operations	(0.02)	(0.72)	1.63		2.27	(2.30)
Distributions from net investment income	(0.08)	(0.13)	(0.75)		(0.03)	—	(4)
Distributions from net realized capital gains	— (4)	(2.41)	(6.11)		—	—
Total distributions	(0.08)	(2.54)	(6.86)		(0.03)	—	(4)
Increase from regulatory settlements	—	—	—		—	0.12
Net asset value, end of period	$7.26	$7.36	$10.62		$15.85	$13.61
Total return (2)	(0.27)%	(6.90)%	14.24%		16.69%	(13.78	)%(5)
Net assets, end of period (000s)	$1,969	$2,418	$2,390		$2,370	$1,600
Net ratio of expenses to average net assets (3)	2.27%	2.55%	2.55%		2.20%	2.14%
Gross ratio of expenses to average net assets	2.82%	2.75%	2.55%		2.20%	2.14%
Net ratio of net investment income/(loss) to average net assets (3)	0.65%	0.54%	0.29%		(0.12)%	0.26%
Gross ratio of net investment income/(loss) to average net assets	0.10%	0.34%	0.29%		(0.12)%	0.26%
Portfolio turnover rate	117%	186%	41	%(6)	21%	15%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

(5)  Without the effect of the income from regulatory settlements, the total returns would have been (13.49)%, (14.07)%, (13.86)%, and (13.16)% for Class A, Class C, Class K and Class Y, respectively. The total return impact from regulatory settlements is calculated based on average shares outstanding for the period.

(6)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of July 1, 2013.

Financial Highlights

RS INTERNATIONAL FUND (continued)

	Class K
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$9.27	$12.63	$17.58		$15.03	$17.39
Net investment income/(loss) (1)	0.11	0.15	0.14		0.06	0.10
Net realized and unrealized gain/(loss)	(0.09)	(0.94)	1.83		2.52	(2.58)
Total operations	0.02	(0.79)	1.97		2.58	(2.48)
Distributions from net investment income	(0.11)	(0.16)	(0.81)		(0.03)	—	(4)
Distributions from net realized capital gains	— (4)	(2.41)	(6.11)		—	—
Total distributions	(0.11)	(2.57)	(6.92)		(0.03)	—	(4)
Increase from regulatory settlements	—	—	—		—	0.12
Net asset value, end of period	$9.18	$9.27	$12.63		$17.58	$15.03
Total return (2)	0.22%	(6.37)%	14.93%		17.18%	(13.55	)%(5)
Net assets, end of period (000s)	$2,707	$3,403	$4,479		$4,247	$4,132
Net ratio of expenses to average net assets (3)	1.86%	1.96%	1.96%		1.74%	1.78%
Gross ratio of expenses to average net assets	2.28%	2.19%	1.99%		1.74%	1.78%
Net ratio of net investment income/(loss) to average net assets (3)	1.11%	1.20%	0.91%		0.38%	0.59%
Gross ratio of net investment income/(loss) to average net assets	0.69%	0.97%	0.88%		0.38%	0.59%
Portfolio turnover rate	117%	186%	41	%(6)	21%	15%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

(5)  Without the effect of the income from regulatory settlements, the total returns would have been (13.49)%, (14.07)%, (13.86)%, and (13.16)% for Class A, Class C, Class K and Class Y, respectively. The total return impact from regulatory settlements is calculated based on average shares outstanding for the period.

(6)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of July 1, 2013.

Financial Highlights

RS INTERNATIONAL FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$9.70	$13.08	$18.04		$15.42	$17.76
Net investment income/(loss) (1)	0.18	0.25	0.37		0.16	0.06
Net realized and unrealized gain/(loss)	(0.09)	(0.96)	1.86		2.61	(2.47)
Total operations	0.09	(0.71)	2.23		2.77	(2.41)
Distributions from net investment income	(0.17)	(0.26)	(1.08)		(0.15)	(0.05)
Distributions from net realized capital gains	— (4)	(2.41)	(6.11)		—	—
Total distributions	(0.17)	(2.67)	(7.19)		(0.15)	(0.05)
Increase from regulatory settlements	—	—	—		—	0.12
Net asset value, end of period	$9.62	$9.70	$13.08		$18.04	$15.42
Total return (2)	0.92%	(5.60)%	16.29%		18.00%	(12.90	)%(5)
Net assets, end of period (000s)	$3,904	$4,221	$7,232		$867,731	$454,722
Net ratio of expenses to average net assets (3)	1.15%	1.15%	1.01%		1.02%	1.04%
Gross ratio of expenses to average net assets	1.75%	1.51%	1.01%		1.02%	1.04%
Net ratio of net investment income/(loss) to average net assets (3)	1.76%	1.95%	1.96%		0.94%	0.38%
Gross ratio of net investment income/(loss) to average net assets	1.16%	1.59%	1.96%		0.94%	0.38%
Portfolio turnover rate	117%	186%	41	%(6)	21%	15%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

(5)  Without the effect of the income from regulatory settlements, the total returns would have been (13.49)%, (14.07)%, (13.86)%, and (13.16)% for Class A, Class C, Class K and Class Y, respectively. The total return impact from regulatory settlements is calculated based on average shares outstanding for the period.

(6)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of July 1, 2013.

Financial Highlights

RS GLOBAL FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Period from May 16, 2011(7) to December 31, 2011(8)
Net asset value, beginning of period	$11.56	$11.65	$10.26		$8.79	$10.00
Net investment income/(loss) (1)	0.11	0.10	0.06		0.12	0.02
Net realized and unrealized gain/(loss)	0.32	0.45	2.87		1.44	(1.23)
Total operations	0.43	0.55	2.93		1.56	(1.21)
Distributions from net investment income	(0.11)	(0.08)	(0.13)		(0.09)	—
Distributions from net realized capital gains	(0.32)	(0.56)	(1.41)		—	—
Total distributions	(0.43)	(0.64)	(1.54)		(0.09)	—
Net asset value, end of period	$11.56	$11.56	$11.65		$10.26	$8.79
Total return (2)	3.68%	4.70%	29.02%		17.81%	(12.10)%
Net assets, end of period (000s)	$13,857	$13,015	$12,539		$9,557	$11,211
Net ratio of expenses to average net assets (3)	1.36%	1.40%	1.40%		1.40%	1.40%
Gross ratio of expenses to average net assets	1.57%	1.63%	1.67%		1.95%	1.78%
Net ratio of net investment income/(loss) to average net assets (3)	0.90%	0.85%	0.50%		1.22%	0.27%
Gross ratio of net investment income/(loss) to average net assets	0.69%	0.62%	0.23%		0.67%	(0.11)%
Portfolio turnover rate	90%	130%	137	%(6)	28%	9%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(6)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of July 1, 2013.

(7)  Inception date.

(8)  Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

Financial Highlights

RS GLOBAL FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Period from May 16, 2011(7) to December 31, 2011(8)
Net asset value, beginning of period	$11.43	$11.54	$10.19		$8.74	$10.00
Net investment income/(loss) (1)	0.01	0.01	(0.03)		0.06	(0.03)
Net realized and unrealized gain/(loss)	0.32	0.44	2.84		1.44	(1.23)
Total operations	0.33	0.45	2.81		1.50	(1.26)
Distributions from net investment income	(0.02)	—	(0.05)		(0.05)	—
Distributions from net realized capital gains	(0.32)	(0.56)	(1.41)		—	—
Total distributions	(0.34)	(0.56)	(1.46)		(0.05)	—
Net asset value, end of period	$11.42	$11.43	$11.54		$10.19	$8.74
Total return (2)	2.85%	3.87%	28.04%		17.18%	(12.60)%
Net assets, end of period (000s)	$7,367	$6,538	$5,997		$4,171	$3,508
Net ratio of expenses to average net assets (3)	2.17%	2.17%	2.15%		1.94%	2.31%
Gross ratio of expenses to average net assets	2.38%	2.43%	2.42%		2.49%	2.69%
Net ratio of net investment income/(loss) to average net assets (3)	0.11%	0.10%	(0.26)%		0.60%	(0.60)%
Gross ratio of net investment income/(loss) to average net assets	(0.10)%	(0.16)%	(0.53)%		0.05%	(0.98)%
Portfolio turnover rate	90%	130%	137	%(6)	28%	9%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(6)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of July 1, 2013.

(7)  Inception date.

(8)  Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

Financial Highlights

RS GLOBAL FUND (continued)

	Class K
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Period from May 16, 2011(7) to December 31, 2011(8)
Net asset value, beginning of period	$11.50	$11.59	$10.22		$8.76	$10.00
Net investment income/(loss) (1)	0.06	0.06	0.01		0.10	(0.01)
Net realized and unrealized gain/(loss)	0.32	0.44	2.86		1.45	(1.23)
Total operations	0.38	0.50	2.87		1.55	(1.24)
Distributions from net investment income	(0.06)	(0.03)	(0.09)		(0.09)	—
Distributions from net realized capital gains	(0.32)	(0.56)	(1.41)		—	—
Total distributions	(0.38)	(0.59)	(1.50)		(0.09)	—
Net asset value, end of period	$11.50	$11.50	$11.59		$10.22	$8.76
Total return (2)	3.23%	4.25%	28.47%		17.70%	(12.40)%
Net assets, end of period (000s)	$5,265	$5,272	$5,311		$4,126	$3,505
Net ratio of expenses to average net assets (3)	1.78%	1.80%	1.79%		1.52%	1.90%
Gross ratio of expenses to average net assets	2.00%	2.04%	2.06%		2.07%	2.28%
Net ratio of net investment income/(loss) to average net assets (3)	0.50%	0.47%	0.10%		1.02%	(0.19)%
Gross ratio of net investment income/(loss) to average net assets	0.28%	0.23%	(0.17)%		0.47%	(0.57)%
Portfolio turnover rate	90%	130%	137	%(6)	28%	9%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(6)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of July 1, 2013.

(7)  Inception date.

(8)  Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

Financial Highlights

RS GLOBAL FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Period from May 16, 2011(7) to December 31, 2011(8)
Net asset value, beginning of period	$11.59	$11.67	$10.27		$8.81	$10.00
Net investment income/(loss) (1)	0.15	0.14	0.10		0.15	0.03
Net realized and unrealized gain/(loss)	0.31	0.45	2.88		1.46	(1.22)
Total operations	0.46	0.59	2.98		1.61	(1.19)
Distributions from net investment income	(0.13)	(0.11)	(0.17)		(0.15)	—
Distributions from net realized capital gains	(0.32)	(0.56)	(1.41)		—	—
Total distributions	(0.45)	(0.67)	(1.58)		(0.15)	—
Net asset value, end of period	$11.60	$11.59	$11.67		$10.27	$8.81
Total return (2)	3.96%	5.04%	29.50%		18.30%	(11.90)%
Net assets, end of period (000s)	$15,871	$15,334	$13,364		$11,711	$7,514
Net ratio of expenses to average net assets (3)	1.09%	1.09%	1.05%		0.89%	1.10%
Gross ratio of expenses to average net assets	1.36%	1.33%	1.32%		1.44%	1.48%
Net ratio of net investment income/(loss) to average net assets (3)	1.21%	1.17%	0.85%		1.59%	0.61%
Gross ratio of net investment income/(loss) to average net assets	0.94%	0.93%	0.58%		1.04%	0.23%
Portfolio turnover rate	90%	130%	137	%(6)	28%	9%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(6)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of July 1, 2013.

(7)  Inception date.

(8)  Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

Financial Highlights

RS EMERGING MARKETS FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$17.22	$19.34	$23.88		$21.13	$26.74
Net investment income/(loss) (1)	0.10	0.12	0.09		0.07	0.07
Net realized and unrealized gain/(loss)	(2.33)	(0.82)	(1.37)		2.73	(5.68)
Total operations	(2.23)	(0.70)	(1.28)		2.80	(5.61)
Distributions from net investment income	—	(0.17)	(0.01)		(0.05)	—
Distributions from net realized capital gains	(0.39)	(1.25)	(3.39)		—	—
Total distributions	(0.39)	(1.42)	(3.40)		(0.05)	—
Increase from contribution by adviser	—	—	0.14		—	—
Net asset value, end of period	$14.60	$17.22	$19.34		$23.88	$21.13
Total return (2)	(12.94)%	(3.54)%	(4.74	)%(9)	13.26%	(20.98)%
Net assets, end of period (000s)	$74,837	$123,778	$225,463		$533,677	$919,103
Net ratio of expenses to average net assets (3)	1.57%	1.65%	1.65%		1.53%	1.49%
Gross ratio of expenses to average net assets	1.57%	1.69%	1.65%		1.53%	1.49%
Net ratio of net investment income/(loss) to average net assets (3)	0.60%	0.62%	0.42%		0.30%	0.27%
Gross ratio of net investment income/(loss) to average net assets	0.60%	0.58%	0.42%		0.30%	0.27%
Portfolio turnover rate	111%	138%	224	%(10)	49%	44%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(9)  Without the effect of the contribution by the adviser, the total returns would have been (5.50)%, (6.22)%, (5.64)%, and (5.05)% for Class A, Class C, Class K and Class Y, respectively. The total return impact from contribution by adviser is calculated based on average shares outstanding for the period.

(10)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of March 1, 2013.

Financial Highlights

RS EMERGING MARKETS FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$13.43	$15.43	$19.90		$17.72	$22.59
Net investment income/(loss) (1)	(0.02)	(0.03)	(0.03)		(0.08)	(0.10)
Net realized and unrealized gain/(loss)	(1.82)	(0.64)	(1.16)		2.26	(4.77)
Total operations	(1.84)	(0.67)	(1.19)		2.18	(4.87)
Distributions from net investment income	—	(0.08)	—		—	—
Distributions from net realized capital gains	(0.39)	(1.25)	(3.39)		—	—
Total distributions	(0.39)	(1.33)	(3.39)		—	—
Increase from contribution by adviser	—	—	0.11		—	—
Net asset value, end of period	$11.20	$13.43	$15.43		$19.9	$17.72
Total return (2)	(13.68)%	(4.25)%	(5.46	)%(9)	12.30%	(21.56)%
Net assets, end of period (000s)	$15,096	$21,416	$31,349		$52,280	$62,237
Net ratio of expenses to average net assets (3)	2.38%	2.45%	2.43%		2.32%	2.26%
Gross ratio of expenses to average net assets	2.38%	2.45%	2.43%		2.32%	2.26%
Net ratio of net investment income/(loss) to average net assets (3)	(0.19)%	(0.18)%	(0.21)%		(0.42)%	(0.50)%
Gross ratio of net investment income/(loss) to average net assets	(0.19)%	(0.18)%	(0.21)%		(0.42)%	(0.50)%
Portfolio turnover rate	111%	138%	224	%(10)	49%	44%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(9)  Without the effect of the contribution by the adviser, the total returns would have been (5.50)%, (6.22)%, (5.64)%, and (5.05)% for Class A, Class C, Class K and Class Y, respectively. The total return impact from contribution by adviser is calculated based on average shares outstanding for the period.

(10)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of March 1, 2013.

Financial Highlights

RS EMERGING MARKETS FUND (continued)

	Class K
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$16.31	$18.44	$22.97		$20.36	$25.86
Net investment income/(loss) (1)	0.05	0.07	0.07		0.01	(0.02)
Net realized and unrealized gain/(loss)	(2.21)	(0.79)	(1.34)		2.60	(5.48)
Total operations	(2.16)	(0.72)	(1.27)		2.61	(5.50)
Distributions from net investment income	—	(0.16)	—		—	—
Distributions from net realized capital gains	(0.39)	(1.25)	(3.39)		—	—
Total distributions	(0.39)	(1.41)	(3.39)		—	—
Increase from contribution by adviser	—	—	0.13		—	—
Net asset value, end of period	$13.76	$16.31	$18.44		$22.97	$20.36
Total return (2)	(13.23)%	(3.81)%	(4.95	)%(9)	12.82%	(21.27)%
Net assets, end of period (000s)	$18,648	$24,143	$28,038		$36,130	$36,423
Net ratio of expenses to average net assets (3)	1.87%	1.94%	1.90%		1.88%	1.87%
Gross ratio of expenses to average net assets	1.87%	1.94%	1.90%		1.88%	1.87%
Net ratio of net investment income/(loss) to average net assets (3)	0.33%	0.36%	0.37%		0.03%	(0.09)%
Gross ratio of net investment income/(loss) to average net assets	0.33%	0.36%	0.37%		0.03%	(0.09)%
Portfolio turnover rate	111%	138%	224	%(10)	49%	44%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(9)  Without the effect of the contribution by the adviser, the total returns would have been (5.50)%, (6.22)%, (5.64)%, and (5.05)% for Class A, Class C, Class K and Class Y, respectively. The total return impact from contribution by adviser is calculated based on average shares outstanding for the period.

(10)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of March 1, 2013.

Financial Highlights

RS EMERGING MARKETS FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$17.22	$19.38	$23.92		$21.18	$26.75
Net investment income/(loss) (1)	0.15	0.20	0.10		0.15	0.12
Net realized and unrealized gain/(loss)	(2.34)	(0.83)	(1.30)		2.70	(5.69)
Total operations	(2.19)	(0.63)	(1.20)		2.85	(5.57)
Distributions from net investment income	(0.03)	(0.28)	(0.09)		(0.11)	—
Distributions from net realized capital gains	(0.39)	(1.25)	(3.39)		—	—
Total distributions	(0.42)	(1.53)	(3.48)		(0.11)	—
Increase from contribution by adviser	—	—	0.14		—	—
Net asset value, end of period	$14.61	$17.22	$19.38		$23.92	$21.18
Total return (2)	(12.73)%	(3.18)%	(4.32	)%(9)	13.47%	(20.82)%
Net assets, end of period (000s)	$98,634	$124,357	$192,620		$776,722	$554,099
Net ratio of expenses to average net assets (3)	1.30%	1.31%	1.31%		1.31%	1.32%
Gross ratio of expenses to average net assets	1.30%	1.31%	1.31%		1.31%	1.32%
Net ratio of net investment income/(loss) to average net assets (3)	0.89%	1.03%	0.46%		0.64%	0.49%
Gross ratio of net investment income/(loss) to average net assets	0.89%	1.03%	0.46%		0.64%	0.49%
Portfolio turnover rate	111%	138%	224	%(10)	49%	44%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(9)  Without the effect of the contribution by the adviser, the total returns would have been (5.50)%, (6.22)%, (5.64)%, and (5.05)% for Class A, Class C, Class K and Class Y, respectively. The total return impact from contribution by adviser is calculated based on average shares outstanding for the period.

(10)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of March 1, 2013.

Financial Highlights

RS EMERGING MARKETS SMALL CAP FUND

	Class A
	Year Ended December 31, 2015	Period from January 31, 2014(7) to December 31, 2014(8)
Net asset value, beginning of period	$10.31	$10.00
Net investment income/(loss) (1)	0.01	0.03
Net realized and unrealized gain/(loss)	(0.63)	0.28
Total operations	(0.62)	0.31
Distributions from net investment income	—	— (4)
Distributions from net realized capital gains	—	—
Return of capital	—	— (4)
Total distributions	—	— (4)
Net asset value, end of period	$9.69	$10.31
Total return (2)	(6.01)%	3.10%
Net assets, end of period (000s)	$5,083	$6,808
Net ratio of expenses to average net assets (3)	1.92%	1.88%
Gross ratio of expenses to average net assets	2.44%	2.29%
Net ratio of net investment income/(loss) to average net assets (3)	0.08%	0.30%
Gross ratio of net investment income/(loss) to average net assets	(0.44)%	(0.11)%
Portfolio turnover rate	107%	110%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

(7)  Inception date.

(8)  Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

Financial Highlights

RS EMERGING MARKETS SMALL CAP FUND (continued)

	Class C
	Year Ended December 31, 2015	Period from January 31, 2014(7) to December 31, 2014(8)
Net asset value, beginning of period	$10.23	$10.00
Net investment income/(loss) (1)	(0.05)	(0.04)
Net realized and unrealized gain/(loss)	(0.62)	0.27
Total operations	(0.67)	0.23
Distributions from net investment income	—	—
Distributions from net realized capital gains	—	—
Return of capital	—	—
Total distributions	—	—
Net asset value, end of period	$9.56	$10.23
Total return (2)	(6.55)%	2.30%
Net assets, end of period (000s)	$2,617	$2,586
Net ratio of expenses to average net assets (3)	2.54%	2.69%
Gross ratio of expenses to average net assets	3.05%	3.10%
Net ratio of net investment income/(loss) to average net assets (3)	(0.50)%	(0.43)%
Gross ratio of net investment income/(loss) to average net assets	(1.01)%	(0.84)%
Portfolio turnover rate	107%	110%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(7)  Inception date.

(8)  Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

Financial Highlights

RS EMERGING MARKETS SMALL CAP FUND (continued)

	Class Y
	Year Ended December 31, 2015	Period from January 31, 2014(7) to December 31, 2014(8)
Net asset value, beginning of period	$10.32	$10.00
Net investment income/(loss) (1)	0.06	0.08
Net realized and unrealized gain/(loss)	(0.64)	0.26
Total operations	(0.58)	0.34
Distributions from net investment income	—	(0.02)
Distributions from net realized capital gains	—	—
Return of capital	—	— (4)
Total distributions	—	(0.02)
Net asset value, end of period	$9.74	$10.32
Total return (2)	(5.62)%	3.45%
Net assets, end of period (000s)	$17,581	$18,440
Net ratio of expenses to average net assets (3)	1.50%	1.50%
Gross ratio of expenses to average net assets	2.01%	1.91%
Net ratio of net investment income/(loss) to average net assets (3)	0.53%	0.76%
Gross ratio of net investment income/(loss) to average net assets	0.02%	0.35%
Portfolio turnover rate	107%	110%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

(7)  Inception date.

(8)  Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

Financial Highlights

RS CHINA FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Period from May 16, 2011(7) to December 31, 2011(8)
Net asset value, beginning of period	$10.90	$10.31	$9.06		$7.51	$10.00
Net investment income/(loss) (1)	0.07	0.12	0.11		0.07	0.06
Net realized and unrealized gain/(loss)	(0.53)	0.59	1.28		1.55	(2.49)
Total operations	(0.46)	0.71	1.39		1.62	(2.43)
Distributions from net investment income	(0.15)	(0.12)	(0.14)		(0.07)	(0.06)
Distributions from net realized capital gains	—	—	—		—	—
Return of capital	—	—	—		—	—
Total distributions	(0.15)	(0.12)	(0.14)		(0.07)	(0.06)
Increase from regulatory settlements	—	—	—		—	—
Net asset value, end of period	$10.29	$10.90	$10.31		$9.06	$7.51
Total return (2)	(4.26)%	6.88%	15.33%		21.65%	(24.32)%
Net assets, end of period (000s)	$9,985	$11,373	$10,919		$8,500	$6,784
Net ratio of expenses to average net assets (3)	1.75%	1.75%	1.75%		1.75%	1.75%
Gross ratio of expenses to average net assets	2.02%	2.26%	2.05%		2.06%	2.27%
Net ratio of net investment income/(loss) to average net assets (3)	0.59%	1.18%	1.12%		0.81%	1.20%
Gross ratio of net investment income/(loss) to average net assets	0.32%	0.67%	0.82%		0.50%	0.68%
Portfolio turnover rate	125%	133%	200	%(10)	23%	9%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(7)  Inception date.

(8)  Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(10)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of March 1, 2013.

Financial Highlights

RS CHINA FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Period from May 16, 2011(7) to December 31, 2011(8)
Net asset value, beginning of period	$10.86	$10.30	$9.05		$7.50	$10.00
Net investment income/(loss) (1)	(0.01)	0.05	0.04		0.02	— (4)
Net realized and unrealized gain/(loss)	(0.53)	0.57	1.27		1.56	(2.50)
Total operations	(0.54)	0.62	1.31		1.58	(2.50)
Distributions from net investment income	(0.06)	(0.06)	(0.06)		(0.03)	—
Distributions from net realized capital gains	—	—	—		—	—
Return of capital	—	—	—		—	—
Total distributions	(0.06)	(0.06)	(0.06)		(0.03)	—
Increase from regulatory settlements	—	—	—		—	—
Net asset value, end of period	$10.26	$10.86	$10.30		$9.05	$7.50
Total return (2)	(4.96)%	5.99%	14.51%		21.12%	(25.00)%
Net assets, end of period (000s)	$4,381	$4,434	$4,192		$3,661	$3,017
Net ratio of expenses to average net assets (3)	2.50%	2.50%	2.52%		2.26%	2.98%
Gross ratio of expenses to average net assets	2.75%	2.87%	2.82%		2.57%	3.50%
Net ratio of net investment income/(loss) to average net assets (3)	(0.10)%	0.50%	0.41%		0.29%	(0.01)%
Gross ratio of net investment income/(loss) to average net assets	(0.35)%	0.13%	0.11%		(0.02)%	(0.53)%
Portfolio turnover rate	125%	133%	200	%(10)	23%	9%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

(7)  Inception date.

(8)  Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(10)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of March 1, 2013.

Financial Highlights

RS CHINA FUND (continued)

	Class K
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Period from May 16, 2011(7) to December 31, 2011(8)
Net asset value, beginning of period	$10.88	$10.32	$9.06		$7.51	$10.00
Net investment income/(loss) (1)	0.02	0.09	0.07		0.04	0.03
Net realized and unrealized gain/(loss)	(0.53)	0.56	1.29		1.56	(2.50)
Total operations	(0.51)	0.65	1.36		1.60	(2.47)
Distributions from net investment income	(0.10)	(0.09)	(0.10)		(0.05)	(0.02)
Distributions from net realized capital gains	—	—	—		—	—
Return of capital	—	—	—		—	—
Total distributions	(0.10)	(0.09)	(0.10)		(0.05)	(0.02)
Increase from regulatory settlements	—	—	—		—	—
Net asset value, end of period	$10.27	$10.88	$10.32		$9.06	$7.51
Total return (2)	(4.64)%	6.36%	14.98%		21.33%	(24.66)%
Net assets, end of period (000s)	$4,185	$4,433	$4,204		$3,657	$3,014
Net ratio of expenses to average net assets (3)	2.14%	2.14%	2.16%		2.04%	2.35%
Gross ratio of expenses to average net assets	2.39%	2.49%	2.46%		2.35%	2.87%
Net ratio of net investment income/(loss) to average net assets (3)	0.20%	0.86%	0.78%		0.51%	0.63%
Gross ratio of net investment income/(loss) to average net assets	(0.05)%	0.51%	0.48%		0.20%	0.11%
Portfolio turnover rate	125%	133%	200	%(10)	23%	9%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(7)  Inception date.

(8)  Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(10)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of March 1, 2013.

Financial Highlights

RS CHINA FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Period from May 16, 2011(7) to December 31, 2011(8)
Net asset value, beginning of period	$10.89	$10.32	$9.06		$7.51	$10.00
Net investment income/(loss) (1)	0.13	0.16	0.15		0.09	0.08
Net realized and unrealized gain/(loss)	(0.56)	0.58	1.28		1.56	(2.50)
Total operations	(0.43)	0.74	1.43		1.65	(2.42)
Distributions from net investment income	(0.18)	(0.17)	(0.17)		(0.10)	(0.07)
Distributions from net realized capital gains	—	—	—		—	—
Return of capital	—	—	—		—	—
Total distributions	(0.18)	(0.17)	(0.17)		(0.10)	(0.07)
Increase from regulatory settlements	—	—	—		—	—
Net asset value, end of period	$10.28	$10.89	$10.32		$9.06	$7.51
Total return (2)	(3.96)%	7.19%	15.77%		22.03%	(24.13)%
Net assets, end of period (000s)	$7,191	$9,958	$9,386		$7,947	$6,485
Net ratio of expenses to average net assets (3)	1.42%	1.42%	1.43%		1.43%	1.41%
Gross ratio of expenses to average net assets	1.73%	1.77%	1.73%		1.74%	1.93%
Net ratio of net investment income/(loss) to average net assets (3)	1.11%	1.58%	1.54%		1.12%	1.56%
Gross ratio of net investment income/(loss) to average net assets	0.80%	1.23%	1.24%		0.81%	1.04%
Portfolio turnover rate	125%	133%	200	%(10)	23%	9%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

(7)  Inception date.

(8)  Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(10)  The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund's new portfolio management team, effective as of March 1, 2013.

Financial Highlights

RS INVESTMENT QUALITY BOND FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.16	$10.01	$10.50	$10.34	$10.12
Net investment income	0.31 (1)	0.30	0.28	0.28	0.35
Net realized and unrealized gain/(loss)	(0.38)	0.26	(0.45)	0.32	0.33
Total operations	(0.07)	0.56	(0.17)	0.60	0.68
Distributions from net investment income	(0.30)	(0.30)	(0.28)	(0.28)	(0.35)
Distributions from net realized capital gains	(0.22)	(0.11)	(0.04)	(0.16)	(0.11)
Total distributions	(0.52)	(0.41)	(0.32)	(0.44)	(0.46)
Net asset value, end of period	$9.57	$10.16	$10.01	$10.50	$10.34
Total return (2)	(0.74)%	5.67%	(1.64)%	5.85%	6.87%
Net assets, end of period (000s)	$51,747	$73,618	$80,139	$129,706	$115,632
Net ratio of expenses to average net assets (3)	0.90%	0.88%	0.85%	0.85%	0.85%
Gross ratio of expenses to average net assets	1.07%	1.05%	1.01%	0.99%	0.98%
Net ratio of net investment income to average net assets (3)	3.06%	2.98%	2.70%	2.62%	3.46%
Gross ratio of net investment income to average net assets	2.89%	2.81%	2.54%	2.48%	3.33%
Portfolio turnover rate	73%	51%	201%	154%	113%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

Financial Highlights

RS INVESTMENT QUALITY BOND FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.16	$10.01	$10.50	$10.34	$10.11
Net investment income	0.22 (1)	0.22	0.20	0.20	0.28
Net realized and unrealized gain/(loss)	(0.38)	0.26	(0.45)	0.32	0.34
Total operations	(0.16)	0.48	(0.25)	0.52	0.62
Distributions from net investment income	(0.22)	(0.22)	(0.20)	(0.20)	(0.28)
Distributions from net realized capital gains	(0.22)	(0.11)	(0.04)	(0.16)	(0.11)
Total distributions	(0.44)	(0.33)	(0.24)	(0.36)	(0.39)
Net asset value, end of period	$9.56	$10.16	$10.01	$10.50	$10.34
Total return (2)	(1.70)%	4.81%	(2.37)%	5.06%	6.17%
Net assets, end of period (000s)	$10,510	$15,377	$12,057	$27,040	$15,482
Net ratio of expenses to average net assets (3)	1.77%	1.71%	1.60%	1.60%	1.60%
Gross ratio of expenses to average net assets	1.85%	1.88%	1.81%	1.79%	1.84%
Net ratio of net investment income to average net assets (3)	2.19%	2.16%	1.92%	1.83%	2.60%
Gross ratio of net investment income to average net assets	2.11%	1.99%	1.71%	1.64%	2.36%
Portfolio turnover rate	73%	51%	201%	154%	113%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

Financial Highlights

RS INVESTMENT QUALITY BOND FUND (continued)

	Class K
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.18	$10.02	$10.51	$10.36	$10.13
Net investment income	0.27 (1)	0.26	0.24	0.23	0.31
Net realized and unrealized gain/(loss)	(0.39)	0.27	(0.45)	0.31	0.34
Total operations	(0.12)	0.53	(0.21)	0.54	0.65
Distributions from net investment income	(0.26)	(0.26)	(0.24)	(0.23)	(0.31)
Distributions from net realized capital gains	(0.22)	(0.11)	(0.04)	(0.16)	(0.11)
Total distributions	(0.48)	(0.37)	(0.28)	(0.39)	(0.42)
Net asset value, end of period	$9.58	$10.18	$10.02	$10.51	$10.36
Total return (2)	(1.24)%	5.36%	(2.02)%	5.33%	6.55%
Net assets, end of period (000s)	$5,568	$7,821	$7,287	$9,291	$10,471
Net ratio of expenses to average net assets (3)	1.30%	1.28%	1.25%	1.25%	1.25%
Gross ratio of expenses to average net assets	1.45%	1.46%	1.41%	1.44%	1.50%
Net ratio of net investment income to average net assets (3)	2.65%	2.57%	2.32%	2.23%	3.04%
Gross ratio of net investment income to average net assets	2.50%	2.39%	2.16%	2.04%	2.79%
Portfolio turnover rate	73%	51%	201%	154%	113%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

Financial Highlights

RS INVESTMENT QUALITY BOND FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.17	$10.02	$10.50	$10.35	$10.12
Net investment income	0.32 (1)	0.33	0.30	0.30	0.37
Net realized and unrealized gain/(loss)	(0.39)	0.26	(0.44)	0.31	0.34
Total operations	(0.07)	0.59	(0.14)	0.61	0.71
Distributions from net investment income	(0.32)	(0.33)	(0.30)	(0.30)	(0.37)
Distributions from net realized capital gains	(0.22)	(0.11)	(0.04)	(0.16)	(0.11)
Total distributions	(0.54)	(0.44)	(0.34)	(0.46)	(0.48)
Net asset value, end of period	$9.56	$10.17	$10.02	$10.50	$10.35
Total return (2)	(0.73)%	5.91%	(1.35)%	5.95%	7.18%
Net assets, end of period (000s)	$5,557	$33,519	$34,568	$58,511	$51,026
Net ratio of expenses to average net assets (3)	0.66%	0.66%	0.66%	0.66%	0.66%
Gross ratio of expenses to average net assets	0.86%	0.78%	0.72%	0.74%	0.68%
Net ratio of net investment income to average net assets (3)	3.19%	3.20%	2.89%	2.80%	3.39%
Gross ratio of net investment income to average net assets	2.99%	3.08%	2.83%	2.72%	3.37%
Portfolio turnover rate	73%	51%	201%	154%	113%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

Financial Highlights

RS LOW DURATION BOND FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.03	$10.13	$10.32	$10.21	$10.28
Net investment income	0.14 (1)	0.18	0.18	0.20	0.24
Net realized and unrealized gain/(loss)	(0.09)	(0.10)	(0.19)	0.11	(0.06)
Total operations	0.05	0.08	(0.01)	0.31	0.18
Distributions from net investment income	(0.13)	(0.18)	(0.18)	(0.20)	(0.24)
Distributions from net realized capital gains	—	—	— (4)	— (4)	(0.01)
Total distributions	(0.13)	(0.18)	(0.18)	(0.20)	(0.25)
Net asset value, end of period	$9.95	$10.03	$10.13	$10.32	$10.21
Total return (2)	0.52%	0.74%	(0.07)%	3.06%	1.68%
Net assets, end of period (000s)	$314,347	$373,706	$580,942	$818,462	$665,196
Net ratio of expenses to average net assets (3)	0.84%	0.90%	0.83%	0.80%	0.80%
Gross ratio of expenses to average net assets	0.85%	0.90%	0.84%	0.84%	0.86%
Net ratio of net investment income to average net assets (3)	1.38%	1.75%	1.76%	1.88%	2.26%
Gross ratio of net investment income to average net assets	1.37%	1.75%	1.75%	1.84%	2.20%
Portfolio turnover rate	36%	38%	74%	64%	76%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

Financial Highlights

RS LOW DURATION BOND FUND
(continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.03	$10.13		$10.32	$10.21	$10.28
Net investment income	0.06 (1)	0.10		0.10	0.12	0.16
Net realized and unrealized gain/(loss)	(0.08)	(0.10)		(0.19)	0.11	(0.06)
Total operations	(0.02)	0.00		(0.09)	0.23	0.10
Distributions from net investment income	(0.06)	(0.10)		(0.10)	(0.12)	(0.16)
Distributions from net realized capital gains	—	—		— (4)	— (4)	(0.01)
Total distributions	(0.06)	(0.10)		(0.10)	(0.12)	(0.17)
Net asset value, end of period	$9.95	$10.03		$10.13	$10.32	$10.21
Total return (2)	(0.20)%	0.00	%(5)	(0.85)%	2.29%	0.93%
Net assets, end of period (000s)	$154,056	$191,970		$268,237	$334,753	$236,987
Net ratio of expenses to average net assets (3)	1.61%	1.64%		1.61%	1.55%	1.55%
Gross ratio of expenses to average net assets	1.62%	1.64%		1.63%	1.62%	1.61%
Net ratio of net investment income to average net assets (3)	0.62%	1.00%		0.98%	1.12%	1.52%
Gross ratio of net investment income to average net assets	0.61%	1.00%		0.96%	1.05%	1.46%
Portfolio turnover rate	36%	38%		74%	64%	76%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

(5)  Rounds to 0.00%.

Financial Highlights

RS LOW DURATION BOND FUND
(continued)

	Class K
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.03	$10.13	$10.32	$10.21	$10.28
Net investment income	0.10 (1)	0.13	0.14	0.15	0.20
Net realized and unrealized gain/(loss)	(0.09)	(0.10)	(0.19)	0.11	(0.06)
Total operations	0.01	0.03	(0.05)	0.26	0.14
Distributions from net investment income	(0.09)	(0.13)	(0.14)	(0.15)	(0.20)
Distributions from net realized capital gains	—	—	— (4)	— (4)	(0.01)
Total distributions	(0.09)	(0.13)	(0.14)	(0.15)	(0.21)
Net asset value, end of period	$9.95	$10.03	$10.13	$10.32	$10.21
Total return (2)	0.12%	0.31%	(0.50)%	2.65%	1.28%
Net assets, end of period (000s)	$3,925	$5,001	$5,894	$7,238	$5,551
Net ratio of expenses to average net assets (3)	1.26%	1.33%	1.26%	1.20%	1.20%
Gross ratio of expenses to average net assets	1.27%	1.33%	1.30%	1.33%	1.36%
Net ratio of net investment income to average net assets (3)	0.96%	1.31%	1.34%	1.46%	1.88%
Gross ratio of net investment income to average net assets	0.95%	1.31%	1.30%	1.33%	1.72%
Portfolio turnover rate	36%	38%	74%	64%	76%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

Financial Highlights

RS LOW DURATION BOND FUND
(continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.03	$10.13	$10.32	$10.21	$10.28
Net investment income	0.16 (1)	0.20	0.20	0.22	0.26
Net realized and unrealized gain/(loss)	(0.08)	(0.10)	(0.19)	0.11	(0.06)
Total operations	0.08	0.10	0.01	0.33	0.20
Distributions from net investment income	(0.16)	(0.20)	(0.20)	(0.22)	(0.26)
Distributions from net realized capital gains	—	—	— (4)	— (4)	(0.01)
Total distributions	(0.16)	(0.20)	(0.20)	(0.22)	(0.27)
Net asset value, end of period	$9.95	$10.03	$10.13	$10.32	$10.21
Total return (2)	0.74%	1.04%	0.15%	3.27%	1.89%
Net assets, end of period (000s)	$367,112	$407,382	$471,093	$633,868	$312,680
Net ratio of expenses to average net assets (3)	0.61%	0.61%	0.61%	0.61%	0.60%
Gross ratio of expenses to average net assets	0.62%	0.61%	0.61%	0.61%	0.60%
Net ratio of net investment income to average net assets (3)	1.60%	2.02%	1.98%	2.03%	2.43%
Gross ratio of net investment income to average net assets	1.59%	2.02%	1.98%	2.03%	2.43%
Portfolio turnover rate	36%	38%	74%	64%	76%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

Financial Highlights

RS HIGH YIELD FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$6.52	$7.31	$7.25	$6.75	$6.93
Net investment income	0.40 (1)	0.41	0.43	0.45	0.49
Net realized and unrealized gain/(loss)	(0.67)	(0.47)	0.07	0.50	(0.18)
Total operations	(0.27)	(0.06)	0.50	0.95	0.31
Distributions from net investment income	(0.40)	(0.41)	(0.44)	(0.45)	(0.49)
Distributions from net realized capital gains	—	(0.32)	—	—	—
Total distributions	(0.40)	(0.73)	(0.44)	(0.45)	(0.49)
Net asset value, end of period	$5.85	$6.52	$7.31	$7.25	$6.75
Total return (2)	(4.51)%	(1.01)%	7.05%	14.43%	4.56%
Net assets, end of period (000s)	$26,608	$34,339	$42,329	$64,916	$68,517
Net ratio of expenses to average net assets (3)	1.00%	0.98%	0.95%	0.92%	0.85%
Gross ratio of expenses to average net assets	1.16%	1.16%	1.11%	1.12%	1.11%
Net ratio of net investment income to average net assets (3)	6.16%	5.52%	5.72%	6.36%	7.10%
Gross ratio of net investment income to average net assets	6.00%	5.34%	5.56%	6.16%	6.84%
Portfolio turnover rate	151%	221%	96%	103%	101%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

Financial Highlights

RS HIGH YIELD FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$6.53	$7.32	$7.25	$6.74	$6.93
Net investment income	0.35 (1)	0.36	0.36	0.39	0.44
Net realized and unrealized gain/(loss)	(0.67)	(0.47)	0.07	0.51	(0.19)
Total operations	(0.32)	(0.11)	0.43	0.90	0.25
Distributions from net investment income	(0.35)	(0.36)	(0.36)	(0.39)	(0.44)
Distributions from net realized capital gains	—	(0.32)	—	—	—
Total distributions	(0.35)	(0.68)	(0.36)	(0.39)	(0.44)
Net asset value, end of period	$5.86	$6.53	$7.32	$7.25	$6.74
Total return (2)	(5.16)%	(1.70)%	6.10%	13.75%	3.62%
Net assets, end of period (000s)	$22,138	$27,780	$37,733	$34,998	$27,882
Net ratio of expenses to average net assets (3)	1.70%	1.70%	1.70%	1.67%	1.60%
Gross ratio of expenses to average net assets	1.90%	1.90%	1.87%	1.88%	1.88%
Net ratio of net investment income to average net assets (3)	5.47%	4.85%	4.97%	5.60%	6.34%
Gross ratio of net investment income to average net assets	5.27%	4.65%	4.80%	5.39%	6.06%
Portfolio turnover rate	151%	221%	96%	103%	101%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

Financial Highlights

RS HIGH YIELD FUND (continued)

	Class K
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$6.54	$7.33	$7.25	$6.75	$6.93
Net investment income	0.37 (1)	0.38	0.39	0.42	0.46
Net realized and unrealized gain/(loss)	(0.66)	(0.47)	0.08	0.50	(0.18)
Total operations	(0.29)	(0.09)	0.47	0.92	0.28
Distributions from net investment income	(0.38)	(0.38)	(0.39)	(0.42)	(0.46)
Distributions from net realized capital gains	—	(0.32)	—	—	—
Total distributions	(0.38)	(0.70)	(0.39)	(0.42)	(0.46)
Net asset value, end of period	$5.87	$6.54	$7.33	$7.25	$6.75
Total return (2)	(4.82)%	(1.35)%	6.62%	13.98%	4.15%
Net assets, end of period (000s)	$18,042	$21,109	$23,036	$22,003	$18,961
Net ratio of expenses to average net assets (3)	1.35%	1.35%	1.35%	1.32%	1.25%
Gross ratio of expenses to average net assets	1.51%	1.52%	1.49%	1.52%	1.54%
Net ratio of net investment income to average net assets (3)	5.82%	5.20%	5.32%	5.96%	6.71%
Gross ratio of net investment income to average net assets	5.66%	5.03%	5.18%	5.76%	6.42%
Portfolio turnover rate	151%	221%	96%	103%	101%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

Financial Highlights

RS HIGH YIELD FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$6.49	$7.27	$7.24	$6.74	$6.92
Net investment income	0.41 (1)	0.44	0.43	0.46	0.50
Net realized and unrealized gain/(loss)	(0.67)	(0.48)	0.07	0.50	(0.18)
Total operations	(0.26)	(0.04)	0.50	0.96	0.32
Distributions from net investment income	(0.41)	(0.42)	(0.47)	(0.46)	(0.50)
Distributions from net realized capital gains	—	(0.32)	—	—	—
Total distributions	(0.41)	(0.74)	(0.47)	(0.46)	(0.50)
Net asset value, end of period	$5.82	$6.49	$7.27	$7.24	$6.74
Total return (2)	(4.34)%	(0.63)%	7.14%	14.66%	4.75%
Net assets, end of period (000s)	$6,047	$13,830	$9,464	$11,271	$7,418
Net ratio of expenses to average net assets (3)	0.76%	0.76%	0.76%	0.73%	0.66%
Gross ratio of expenses to average net assets	0.95%	0.90%	0.85%	0.91%	0.88%
Net ratio of net investment income to average net assets (3)	6.36%	5.90%	5.88%	6.52%	7.30%
Gross ratio of net investment income to average net assets	6.17%	5.76%	5.79%	6.34%	7.08%
Portfolio turnover rate	151%	221%	96%	103%	101%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

Financial Highlights

RS TAX-EXEMPT FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.83	$10.30	$11.13	$10.69	$9.95
Net investment income	0.35 (1)	0.33	0.31	0.32	0.34
Net realized and unrealized gain/(loss)	(0.05)	0.53	(0.83)	0.44	0.74
Total operations	0.30	0.86	(0.52)	0.76	1.08
Distributions from net investment income	(0.35)	(0.33)	(0.31)	(0.32)	(0.34)
Distributions from net realized capital gains	(0.25)	—	— (4)	—	—
Total distributions	(0.60)	(0.33)	(0.31)	(0.32)	(0.34)
Net asset value, end of period	$10.53	$10.83	$10.30	$11.13	$10.69
Total return (2)	2.76%	8.39%	(4.67)%	7.19%	11.11%
Net assets, end of period (000s)	$90,301	$102,716	$152,992	$275,881	$258,848
Net ratio of expenses to average net assets (3)	0.80%	0.80%	0.80%	0.80%	0.80%
Gross ratio of expenses to average net assets	0.93%	0.96%	0.93%	0.91%	0.90%
Net ratio of net investment income to average net assets (3)	3.22%	3.05%	2.92%	2.91%	3.33%
Gross ratio of net investment income to average net assets	3.09%	2.89%	2.79%	2.80%	3.23%
Portfolio turnover rate	39%	14%	26%	15%	17%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

Financial Highlights

RS TAX-EXEMPT FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.82	$10.30	$11.12	$10.69	$9.95
Net investment income	0.26 (1)	0.24	0.23	0.23	0.26
Net realized and unrealized gain/(loss)	(0.04)	0.52	(0.82)	0.43	0.74
Total operations	0.22	0.76	(0.59)	0.66	1.00
Distributions from net investment income	(0.26)	(0.24)	(0.23)	(0.23)	(0.26)
Distributions from net realized capital gains	(0.25)	—	— (4)	—	—
Total distributions	(0.51)	(0.24)	(0.23)	(0.23)	(0.26)
Net asset value, end of period	$10.53	$10.82	$10.30	$11.12	$10.69
Total return (2)	2.04%	7.44%	(5.35)%	6.24%	10.22%
Net assets, end of period (000s)	$43,404	$53,042	$64,061	$107,073	$79,106
Net ratio of expenses to average net assets (3)	1.60%	1.60%	1.60%	1.60%	1.60%
Gross ratio of expenses to average net assets	1.70%	1.72%	1.69%	1.69%	1.67%
Net ratio of net investment income to average net assets (3)	2.43%	2.26%	2.12%	2.10%	2.55%
Gross ratio of net investment income to average net assets	2.33%	2.14%	2.03%	2.01%	2.48%
Portfolio turnover rate	39%	14%	26%	15%	17%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

Financial Highlights

RS TAX-EXEMPT FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.82	$10.29	$11.12	$10.68	$9.95
Net investment income	0.36 (1)	0.34	0.33	0.34	0.36
Net realized and unrealized gain/(loss)	(0.05)	0.53	(0.83)	0.44	0.73
Total operations	0.31	0.87	(0.50)	0.78	1.09
Distributions from net investment income	(0.36)	(0.34)	(0.33)	(0.34)	(0.36)
Distributions from net realized capital gains	(0.25)	—	— (4)	—	—
Total distributions	(0.61)	(0.34)	(0.33)	(0.34)	(0.36)
Net asset value, end of period	$10.52	$10.82	$10.29	$11.12	$10.68
Total return (2)	2.87%	8.53%	(4.57)%	7.34%	11.14%
Net assets, end of period (000s)	$52,012	$75,047	$62,916	$110,209	$75,837
Net ratio of expenses to average net assets (3)	0.69%	0.69%	0.69%	0.67%	0.68%
Gross ratio of expenses to average net assets	0.71%	0.69%	0.69%	0.67%	0.68%
Net ratio of net investment income to average net assets (3)	3.33%	3.18%	3.03%	3.03%	3.42%
Gross ratio of net investment income to average net assets	3.31%	3.18%	3.03%	3.03%	3.42%
Portfolio turnover rate	39%	14%	26%	15%	17%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

Financial Highlights

RS HIGH INCOME MUNICIPAL BOND FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.84	$10.00	$11.19	$10.55	$9.95
Net investment income	0.43 (1)	0.45	0.45	0.44	0.52
Net realized and unrealized gain/(loss)	0.05	0.84	(1.19)	0.64	0.60
Total operations	0.48	1.29	(0.74)	1.08	1.12
Distributions from net investment income	(0.43)	(0.45)	(0.45)	(0.44)	(0.52)
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	(0.43)	(0.45)	(0.45)	(0.44)	(0.52)
Net asset value, end of period	$10.89	$10.84	$10.00	$11.19	$10.55
Total return (2)	4.51%	13.09%	(6.74)%	10.32%	11.68%
Net assets, end of period (000s)	$48,485	$50,341	$54,603	$137,734	$99,686
Net ratio of expenses to average net assets (3)	0.80%	0.78%	0.73%	0.68%	0.51%
Gross ratio of expenses to average net assets	0.95%	1.02%	0.95%	0.92%	0.96%
Net ratio of net investment income to average net assets (3)	3.96%	4.26%	4.17%	3.89%	5.11%
Gross ratio of net investment income to average net assets	3.81%	4.02%	3.95%	3.65%	4.66%
Portfolio turnover rate	53%	25%	19%	17%	20%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

Financial Highlights

RS HIGH INCOME MUNICIPAL BOND FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.84	$10.00	$11.19	$10.55	$9.95
Net investment income	0.35 (1)	0.37	0.37	0.35	0.46
Net realized and unrealized gain/(loss)	0.05	0.84	(1.19)	0.64	0.60
Total operations	0.40	1.21	(0.82)	0.99	1.06
Distributions from net investment income	(0.35)	(0.37)	(0.37)	(0.35)	(0.46)
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	(0.35)	(0.37)	(0.37)	(0.35)	(0.46)
Net asset value, end of period	$10.89	$10.84	$10.00	$11.19	$10.55
Total return (2)	3.71%	12.22%	(7.47)%	9.46%	10.94%
Net assets, end of period (000s)	$36,190	$35,996	$36,049	$68,925	$34,428
Net ratio of expenses to average net assets (3)	1.57%	1.55%	1.52%	1.48%	1.21%
Gross ratio of expenses to average net assets	1.73%	1.77%	1.73%	1.72%	1.74%
Net ratio of net investment income to average net assets (3)	3.19%	3.50%	3.40%	3.08%	4.41%
Gross ratio of net investment income to average net assets	3.03%	3.28%	3.19%	2.84%	3.88%
Portfolio turnover rate	53%	25%	19%	17%	20%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

Financial Highlights

RS HIGH INCOME MUNICIPAL BOND FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.84	$10.00	$11.19	$10.55	$9.95
Net investment income	0.45 (1)	0.47	0.47	0.46	0.54
Net realized and unrealized gain/(loss)	0.05	0.84	(1.19)	0.64	0.60
Total operations	0.50	1.31	(0.72)	1.10	1.14
Distributions from net investment income	(0.45)	(0.47)	(0.47)	(0.46)	(0.54)
Distributions from net realized capital gains	—	—	—	—	—
Total distributions	(0.45)	(0.47)	(0.47)	(0.46)	(0.54)
Net asset value, end of period	$10.89	$10.84	$10.00	$11.19	$10.55
Total return (2)	4.75%	13.37%	(6.54)%	10.59%	11.89%
Net assets, end of period (000s)	$43,024	$34,630	$27,286	$73,511	$36,526
Net ratio of expenses to average net assets (3)	0.57%	0.54%	0.50%	0.44%	0.30%
Gross ratio of expenses to average net assets	0.73%	0.73%	0.71%	0.68%	0.67%
Net ratio of net investment income to average net assets (3)	4.18%	4.49%	4.39%	4.11%	5.25%
Gross ratio of net investment income to average net assets	4.02%	4.30%	4.18%	3.88%	4.88%
Portfolio turnover rate	53%	25%	19%	17%	20%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

Financial Highlights

RS FLOATING RATE FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$9.82	$10.34	$10.27	$9.85	$10.30
Net investment income	0.46 (1)	0.42	0.44	0.54	0.54
Net realized and unrealized gain/(loss)	(0.74)	(0.52)	0.07	0.42	(0.44)
Total operations	(0.28)	(0.10)	0.51	0.96	0.10
Distributions from net investment income	(0.46)	(0.42)	(0.44)	(0.54)	(0.54)
Distributions from net realized capital gains	—	—	—	—	(0.01)
Total distributions	(0.46)	(0.42)	(0.44)	(0.54)	(0.55)
Net asset value, end of period	$9.08	$9.82	$10.34	$10.27	$9.85
Total return (2)	(3.03)%	(1.09)%	5.10%	9.96%	1.02%
Net assets, end of period (000s)	$227,240	$335,081	$854,291	$771,638	$458,208
Net ratio of expenses to average net assets (3)	1.00%	0.99%	0.94%	0.79%	0.50%
Gross ratio of expenses to average net assets	1.06%	1.08%	1.06%	1.05%	1.07%
Net ratio of net investment income to average net assets (3)	4.71%	4.02%	4.29%	5.27%	5.33%
Gross ratio of net investment income to average net assets	4.65%	3.93%	4.17%	5.01%	4.76%
Portfolio turnover rate	29%	39%	30%	52%	87%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

Financial Highlights

RS FLOATING RATE FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$9.83	$10.34	$10.27	$9.86	$10.31
Net investment income	0.38 (1)	0.34	0.36	0.46	0.48
Net realized and unrealized gain/(loss)	(0.75)	(0.51)	0.07	0.41	(0.44)
Total operations	(0.37)	(0.17)	0.43	0.87	0.04
Distributions from net investment income	(0.38)	(0.34)	(0.36)	(0.46)	(0.48)
Distributions from net realized capital gains	—	—	—	—	(0.01)
Total distributions	(0.38)	(0.34)	(0.36)	(0.46)	(0.49)
Net asset value, end of period	$9.08	$9.83	$10.34	$10.27	$9.86
Total return (2)	(3.91)%	(1.76)%	4.27%	8.98%	0.38%
Net assets, end of period (000s)	$399,361	$585,818	$800,072	$599,026	$407,389
Net ratio of expenses to average net assets (3)	1.80%	1.79%	1.73%	1.58%	1.20%
Gross ratio of expenses to average net assets	1.85%	1.85%	1.85%	1.84%	1.82%
Net ratio of net investment income to average net assets (3)	3.92%	3.28%	3.48%	4.50%	4.72%
Gross ratio of net investment income to average net assets	3.87%	3.22%	3.36%	4.24%	4.10%
Portfolio turnover rate	29%	39%	30%	52%	87%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

Financial Highlights

RS FLOATING RATE FUND (continued)

	Class K
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$9.83	$10.34	$10.26	$9.85	$10.31
Net investment income	0.41 (1)	0.36	0.40	0.49	0.50
Net realized and unrealized gain/(loss)	(0.75)	(0.51)	0.08	0.41	(0.45)
Total operations	(0.34)	(0.15)	0.48	0.90	0.05
Distributions from net investment income	(0.41)	(0.36)	(0.40)	(0.49)	(0.50)
Distributions from net realized capital gains	—	—	—	—	(0.01)
Total distributions	(0.41)	(0.36)	(0.40)	(0.49)	(0.51)
Net asset value, end of period	$9.08	$9.83	$10.34	$10.26	$9.85
Total return (2)	(3.62)%	(1.50)%	4.72%	9.31%	0.52%
Net assets, end of period (000s)	$1,920	$2,340	$2,773	$4,285	$3,627
Net ratio of expenses to average net assets (3)	1.52%	1.55%	1.38%	1.26%	0.90%
Gross ratio of expenses to average net assets	1.52%	1.58%	1.50%	1.52%	1.57%
Net ratio of net investment income to average net assets (3)	4.22%	3.52%	3.85%	4.82%	4.96%
Gross ratio of net investment income to average net assets	4.22%	3.49%	3.73%	4.56%	4.29%
Portfolio turnover rate	29%	39%	30%	52%	87%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

Financial Highlights

RS FLOATING RATE FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$9.83	$10.34	$10.27	$9.86	$10.30
Net investment income	0.48 (1)	0.44	0.47	0.56	0.56
Net realized and unrealized gain/(loss)	(0.75)	(0.51)	0.07	0.41	(0.43)
Total operations	(0.27)	(0.07)	0.54	0.97	0.13
Distributions from net investment income	(0.48)	(0.44)	(0.47)	(0.56)	(0.56)
Distributions from net realized capital gains	—	—	—	—	(0.01)
Total distributions	(0.48)	(0.44)	(0.47)	(0.56)	(0.57)
Net asset value, end of period	$9.08	$9.83	$10.34	$10.27	$9.86
Total return (2)	(2.91)%	(0.75)%	5.34%	10.08%	1.30%
Net assets, end of period (000s)	$471,827	$927,644	$1,186,456	$568,316	$283,393
Net ratio of expenses to average net assets (3)	0.78%	0.77%	0.72%	0.60%	0.31%
Gross ratio of expenses to average net assets	0.84%	0.82%	0.83%	0.86%	0.82%
Net ratio of net investment income to average net assets (3)	4.91%	4.31%	4.47%	5.46%	5.54%
Gross ratio of net investment income to average net assets	4.85%	4.26%	4.36%	5.20%	5.03%
Portfolio turnover rate	29%	39%	30%	52%	87%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

Financial Highlights

RS STRATEGIC INCOME FUND

	Class A
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.10	$10.33	$10.64	$10.29	$10.30
Net investment income	0.31 (1)	0.31	0.35	0.40	0.49
Net realized and unrealized gain/(loss)	(0.40)	(0.10)	(0.28)	0.48	0.08
Total operations	(0.09)	0.21	0.07	0.88	0.57
Distributions from net investment income	(0.32)	(0.33)	(0.38)	(0.40)	(0.52)
Distributions from net realized capital gains	(0.01)	(0.11)	— (4)	(0.13)	(0.06)
Total distributions	(0.33)	(0.44)	(0.38)	(0.53)	(0.58)
Net asset value, end of period	$9.68	$10.10	$10.33	$10.64	$10.29
Total return (2)	(0.93)%	2.03%	0.71%	8.67%	5.66%
Net assets, end of period (000s)	$37,845	$48,790	$53,615	$84,372	$66,131
Net ratio of expenses to average net assets (3)	0.95%	0.92%	0.81%	0.72%	0.50%
Gross ratio of expenses to average net assets	1.16%	1.14%	1.18%	1.16%	1.18%
Net ratio of net investment income to average net assets (3)	3.05%	3.08%	3.40%	3.74%	4.73%
Gross ratio of net investment income to average net assets	2.84%	2.86%	3.03%	3.30%	4.05%
Portfolio turnover rate	41%	87%	133%	157%	79%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

Financial Highlights

RS STRATEGIC INCOME FUND (continued)

	Class C
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.15	$10.38	$10.66	$10.31	$10.30
Net investment income	0.23 (1)	0.24	0.27	0.30	0.41
Net realized and unrealized gain/(loss)	(0.40)	(0.11)	(0.28)	0.49	0.09
Total operations	(0.17)	0.13	(0.01)	0.79	0.50
Distributions from net investment income	(0.25)	(0.25)	(0.27)	(0.31)	(0.43)
Distributions from net realized capital gains	(0.01)	(0.11)	— (4)	(0.13)	(0.06)
Total distributions	(0.26)	(0.36)	(0.27)	(0.44)	(0.49)
Net asset value, end of period	$9.72	$10.15	$10.38	$10.66	$10.31
Total return (2)	(1.79)%	1.23%	(0.03)%	7.78%	4.94%
Net assets, end of period (000s)	$12,940	$12,974	$12,691	$13,106	$9,193
Net ratio of expenses to average net assets (3)	1.74%	1.70%	1.64%	1.54%	1.20%
Gross ratio of expenses to average net assets	1.97%	1.96%	1.99%	1.97%	2.01%
Net ratio of net investment income to average net assets (3)	2.25%	2.29%	2.58%	2.91%	4.02%
Gross ratio of net investment income to average net assets	2.02%	2.03%	2.23%	2.48%	3.21%
Portfolio turnover rate	41%	87%	133%	157%	79%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

Financial Highlights

RS STRATEGIC INCOME FUND (continued)

	Class K
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.16	$10.38	$10.67	$10.32	$10.30
Net investment income	0.27 (1)	0.28	0.30	0.34	0.45
Net realized and unrealized gain/(loss)	(0.40)	(0.10)	(0.28)	0.49	0.08
Total operations	(0.13)	0.18	0.02	0.83	0.53
Distributions from net investment income	(0.29)	(0.29)	(0.31)	(0.35)	(0.45)
Distributions from net realized capital gains	(0.01)	(0.11)	— (4)	(0.13)	(0.06)
Total distributions	(0.30)	(0.40)	(0.31)	(0.48)	(0.51)
Net asset value, end of period	$9.73	$10.16	$10.38	$10.67	$10.32
Total return (2)	(1.39)%	1.72%	0.27%	8.17%	5.31%
Net assets, end of period (000s)	$3,338	$3,661	$3,806	$3,085	$2,595
Net ratio of expenses to average net assets (3)	1.34%	1.31%	1.25%	1.16%	0.83%
Gross ratio of expenses to average net assets	1.58%	1.57%	1.59%	1.60%	1.65%
Net ratio of net investment income to average net assets (3)	2.64%	2.69%	2.97%	3.32%	4.41%
Gross ratio of net investment income to average net assets	2.40%	2.43%	2.63%	2.88%	3.59%
Portfolio turnover rate	41%	87%	133%	157%	79%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

Financial Highlights

RS STRATEGIC INCOME FUND (continued)

	Class Y
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.05	$10.27	$10.62	$10.27	$10.30
Net investment income	0.32 (1)	0.36	0.38	0.42	0.51
Net realized and unrealized gain/(loss)	(0.39)	(0.12)	(0.29)	0.48	0.07
Total operations	(0.07)	0.24	0.09	0.90	0.58
Distributions from net investment income	(0.34)	(0.35)	(0.44)	(0.42)	(0.55)
Distributions from net realized capital gains	(0.01)	(0.11)	— (4)	(0.13)	(0.06)
Total distributions	(0.35)	(0.46)	(0.44)	(0.55)	(0.61)
Net asset value, end of period	$9.63	$10.05	$10.27	$10.62	$10.27
Total return (2)	(0.74)%	2.34%	0.88%	8.93%	5.82%
Net assets, end of period (000s)	$13,217	$18,035	$8,411	$9,143	$4,776
Net ratio of expenses to average net assets (3)	0.74%	0.71%	0.57%	0.50%	0.29%
Gross ratio of expenses to average net assets	0.98%	0.87%	0.91%	0.90%	0.93%
Net ratio of net investment income to average net assets (3)	3.24%	3.28%	3.62%	3.91%	4.99%
Gross ratio of net investment income to average net assets	3.00%	3.12%	3.28%	3.51%	4.35%
Portfolio turnover rate	41%	87%	133%	157%	79%

Distributions reflect actual per-share amounts distributed for the period.

(1)  Calculated based on the average shares outstanding during the period.

(2)  Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

(3)  Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

(4)  Rounds to $0.00 per share.

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44118

Statement of Additional Information (SAI): The SAI contains more information about the Funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don't request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Funds' investments and the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at rsinvestments.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call the Victory Funds at 800.539.3863	By mail: Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-4852

VF-RS-RETAIL-PRO (11/16)